                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-6165

                      (Investment Company Act File Number)

                  Federated Municipal Securities Income Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  8/31/07

              Date of Reporting Period:  Six months ended 2/28/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated California Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2007

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2007		2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.97		$11.10	$10.94	$10.70	$11.00	$11.08
Income From Investment Operations:
Net investment income	0.25		0.51	0.52	0.52	0.52	0.52
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.08		(0.13)	0.16	0.24	(0.30)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.33		0.38	0.68	0.76	0.22	0.44
Less Distributions:
Distributions from net investment income	(0.25)		(0.51)	(0.52)	(0.52)	(0.52)	(0.52)
Net Asset Value, End of Period	$11.05		$10.97	$11.10	$10.94	$10.70	$11.00
Total Return [2]	3.06%		3.55%	6.32%	7.26%	1.98%	4.16%

Ratios to Average Net Assets:
Net expenses	0.59	% [3,4]	0.52%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.64	% [3]	4.68%	4.68%	4.81%	4.72%	4.81%
Expense waiver/reimbursement [5]	0.82	% [3]	0.88%	0.90%	0.85%	0.80%	0.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,853		$55,168	$44,159	$34,269	$36,607	$39,872
Portfolio turnover	8%		18%	18%	13%	24%	21%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 Includes 0.04% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2007		2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.97		$11.10	$10.94	$10.70	$11.00	$11.08
Income From Investment Operations:
Net investment income	0.21		0.43	0.43	0.44	0.44	0.44
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.08		(0.13)	0.16	0.24	(0.30)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.29		0.30	0.59	0.68	0.14	0.36
Less Distributions:
Distributions from net investment income	(0.21)		(0.43)	(0.43)	(0.44)	(0.44)	(0.44)
Net Asset Value, End of Period	$11.05		$10.97	$11.10	$10.94	$10.70	$11.00
Total Return [2]	2.67%		2.77%	5.52%	6.46%	1.22%	3.39%

Ratios to Average Net Assets:
Net expenses	1.35	% [3,4]	1.27%	1.25%	1.25%	1.25%	1.25%
Net investment income	3.86	% [3]	3.91%	3.93%	4.06%	3.97%	4.05%
Expense waiver/reimbursement [5]	0.57	% [3]	0.63%	0.65%	0.60%	0.55%	0.60%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,156		$29,730	$37,464	$43,773	$50,921	$49,363
Portfolio turnover	8%		18%	18%	13%	24%	21%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 Includes 0.04% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2006	Ending Account Value 2/28/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,030.60	$2.97
Class B Shares	$1,000	$1,026.70	$6.78
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.87	$2.96
Class B Shares	$1,000	$1,018.10	$6.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.59%
Class B Shares	1.35%

Portfolio of Investments Summary Table

At February 28, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	40.3%
Special Tax	10.1%
Hospital	9.8%
Refunded	8.9%
Education	6.5%
General Obligation--State	5.0%
Multi-Family Housing	4.6%
Resource Recovery	4.3%
Water and Sewer	3.4%
Senior Care	3.2%
Other [2]	5.1%
Other Assets and Liabilities--Net [3]	(1.2)%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 96.1% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2007 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--99.8%
		California--96.6%
$500,000		ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds, 6.125% (Southern California Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032	$546,885
500,000		Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(FSA INS), 9/1/2016	584,290
500,000		Bell Community Redevelopment Agency, CA, Refunding Tax Allocation Revenue Bonds, 5.50% (Radian Asset Assurance INS), 10/1/2023	543,365
605,000		Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	626,308
1,000,000		Brentwood, CA Infrastructure Financing Authority, Infrastructure Refunding Revenue Bonds (Series 2006A), 5.00% (AMBAC INS), 9/2/2034	1,087,700
500,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	536,205
750,000		California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California College of the Arts), 6/1/2035	774,008
1,000,000		California Educational Facilities Authority, Revenue Bonds (Series 2006), 5.00% (University of the Pacific), 11/1/2036	1,055,370
225,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55% (AMBAC INS), 4/1/2028	231,147
425,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal Loan Program)/(MBIA Insurance Corp. INS), 3/1/2021	438,893
425,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	450,168
1,000,000		California Health Facilities Financing Authority, INS Health Facilities Refunding Revenue Bonds (Series 1997), 5.50% (Valley Care Hospital Corp.)/(California Mortgage Insurance GTD)/(Original Issue Yield: 5.737%), 5/1/2020	1,022,240
500,000		California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 5.00% (California-Nevada Methodist Homes)/(California Mortgage Insurance GTD), 7/1/2036	523,530
435,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1996A), 6.00% (Catholic Healthcare West)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.15%), 7/1/2017	444,487
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/ (Original Issue Yield: 5.417%), 7/1/2028	$1,014,680
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1999A), 6.125% (Cedars-Sinai Medical Center)/(United States Treasury PRF 12/1/2009@101), 12/1/2030	1,075,010
500,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	514,970
1,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	1,062,330
1,000,000		California PCFA, Refunding Revenue Bonds (1996 Series A), 5.35% (Pacific Gas & Electric Co.)/(MBIA Insurance Corp. INS), 12/1/2016	1,071,390
1,000,000	[1]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	1,073,450
750,000	[1]	California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2014	787,778
700,000		California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries, Inc.)/(Original Issue Yield: 6.95%), 11/1/2027	704,235
1,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource Recovery, Inc.)/(Comerica Bank LOC)/ (Original Issue Yield: 5.323%), 1/1/2014	1,007,350
30,000		California Rural Home Mortgage Finance Authority, SFM Revenue Bonds, (Series 1998 B-4), 6.35% (GNMA Home Mortgage Program COL), 12/1/2029	30,615
1,900,000		California State Public Works Board, Lease Revenue Bonds (Series 2007B), 4.75% (California Community Colleges)/(FGIC INS), 3/1/2032	1,984,360
870,000		California State, UT GO Bonds, 5.25% (Original Issue Yield: 5.375%), 12/1/2027	906,932
1,000,000		California State, UT GO Bonds, 5.125% (Original Issue Yield: 5.40%), 6/1/2025	1,044,780
20,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	20,180
1,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	1,073,300
1,000,000		California State, Various Purpose UT GO Bonds, 5.25%, 11/1/2021	1,084,730
400,000		California Statewide Communities Development Authority, COPs, 5.25% (St. Joseph Health System Group, CA)/(Original Issue Yield: 5.47%), 7/1/2021	409,160
1,000,000		California Statewide Communities Development Authority, COPs, 5.50% (Sutter Health)/(FSA INS)/(Original Issue Yield: 5.77%), 8/15/2018	1,051,140
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$485,000	[1]	California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St. Mark's School), 6/1/2028	$523,160
400,000	[1]	California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75% (Prospect Sierra School)/(United States Treasury PRF 9/1/2010@103)/(Original Issue Yield: 6.85%), 9/1/2032	441,256
400,000	[1]	California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 4.875% (Thomas Jefferson School of Law)/(Original Issue Yield: 4.93%), 10/1/2035	413,744
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 5.25% (Daughters of Charity Health System), 7/1/2035	1,054,470
500,000	[1]	California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	533,470
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation)/(AMBAC INS), 6/1/2030	1,014,550
500,000		Capistrano Unified School District, CA Community Facilities District No. 90-2, Special Tax Bonds (Series 2003), 5.875% (Talega Ranch), 9/1/2023	535,215
500,000		Carlsbad, CA Community Facilities District No. 3, Special Tax Bonds (Series 2006), 5.30% (Original Issue Yield: 5.33%), 9/1/2036	515,855
455,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.50% (FGIC INS), 7/1/2024	503,817
1,000,000		Chabot-Las Positas, CA Community College District, UT GO Bonds (Series 2006B), 5.00% (AMBAC INS), 8/1/2031	1,077,850
1,000,000		Chowchilla, CA Redevelopment Agency, Tax Allocation Bonds (Series 2005), 5.00% (Radian Asset Assurance INS), 8/1/2037	1,048,280
250,000		Chula Vista, CA Community Facilities District No. 06-1, Special Tax Revenue Bonds (Series 2002A), 6.15% (Eastlake-Woods, Vistas & Land Swap), 9/1/2026	268,290
425,000	[1]	Community Facilities District No. 3 (Liberty Station), Special Tax Bonds (Series 2006A), 5.75%, 9/1/2036	433,853
1,000,000		Coronado, CA Community Development Agency, Tax Allocation Bonds (Series 2005), 5.00% (AMBAC INS), 9/1/2035	1,064,090
1,000,000		Daly City, CA HDFA, Mobile Home Park Senior Revenue Bonds, Series 2002A, 5.85% (Franciscan Acquisition Project)/(Original Issue Yield: 5.95%), 12/15/2032	1,104,180
1,000,000		El Centro, CA Financing Authority, INS Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance GTD)/(Original Issue Yield: 5.32%), 3/1/2018	1,040,940
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$730,000		El Monte, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 1998), 5.75% (El Monte, CA Community Redevelopment Agency), 6/1/2028	$750,185
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.774%), 1/15/2040	1,051,570
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	2,292,160
1,000,000		Inglewood, CA Public Financing Authority, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC INS), 8/1/2016	1,063,010
455,000		Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (Escrowed in Treasuries COL), 8/1/2011	479,565
1,000,000		Irvine, CA Unified School District Financing Authority, Special Tax Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 9/1/2034	1,064,320
1,000,000		Kern Community College District, CA, GO Bonds (Series 2006) (FSA INS), 11/1/2023	493,450
500,000		La Verne, CA, Revenue COPs (Series 2003B), 6.625% (Brethren Hillcrest Homes)/ (Original Issue Yield: 6.70%), 2/15/2025	554,710
845,000		Lancaster, CA Redevelopment Agency, Tax Allocation Bonds (Issue of 2004), 5.00% (XL Capital Assurance Inc. INS), 12/1/2023	899,097
500,000		Loma Linda, CA, Hospital Revenue Bonds (Series 2005A), 5.00% (Loma Linda University Medical Center Project), 12/1/2023	520,840
1,000,000		Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25% (Original Issue Yield: 5.54%), 11/1/2021	1,047,550
35,000		Los Angeles, CA Community Redevelopment Agency, Housing Revenue Refunding Bonds (Series A), 6.55% (AMBAC INS), 1/1/2027	35,058
1,000,000		Los Angeles, CA Unified School District, UT GO Bonds (Series 2006G), 5.00% (AMBAC INS), 7/1/2030	1,077,260
1,000,000		Metropolitan Water District of Southern California, Water Revenue Bonds (Series 2006C), 5.00%, 7/1/2035	1,075,640
1,000,000		Oakland, CA Unified School District, UT GO (Series 2000F), 5.60% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.63%), 8/1/2019	1,062,220
500,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2000A), 6.25% (Ladera Ranch)/(United States Treasury PRF 8/15/2008@100)/(Original Issue Yield: 6.28%), 8/15/2030	519,155
400,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2002A), 6.00% (Ladera Ranch)/(United States Treasury PRF 8/15/2010@101)/(Original Issue Yield: 6.03%), 8/15/2032	435,076
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$500,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2004A), 5.625% (Ladera Ranch)/(Original Issue Yield: 5.65%), 8/15/2034	$527,225
500,000		Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035	505,925
1,000,000		Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (MBIA Insurance Corp. INS), 8/1/2030	1,183,230
500,000		Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	532,935
900,000		Port of Oakland, CA, Revenue Bonds (Series 1997G), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.83%), 11/1/2017	936,342
1,000,000		Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (FGIC INS)/ (Original Issue Yield: 5.78%), 11/1/2020	1,057,440
600,000		Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	617,286
1,000,000		Rancho Mirage Joint Powers Financing Authority, CA, Revenue Bonds (Series 2004), 5.875% (Eisenhower Medical Center), 7/1/2026	1,117,530
2,000,000		Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80% (FGIC INS), 8/1/2018	2,141,160
500,000		Riverside, CA Hunter Park Assessment District, LT Obligation Improvement Bonds, 5.20% (Original Issue Yield: 5.25%), 9/2/2036	517,080
1,000,000	[2]	San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park)/(GNMA COL Home Mortgage Program GTD), 12/20/2041	1,121,300
349,000		San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	237,135
1,000,000		San Diego County, CA, COPs, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%), 10/1/2021	1,048,500
300,000		San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	311,202
400,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 6, Special Tax Revenue Bonds, 6.625% (Mission Bay South), 8/1/2027	432,812
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		San Jose, CA Redevelopment Agency, Merged Area Redevelopment Project Tax Allocation Bonds (Series 2006B), 5.00% (Radian Asset Assurance INS), 8/1/2032	$1,055,330
1,000,000		San Jose, CA Unified School District, COPs, 5.75% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.85%), 6/1/2020	1,015,420
500,000		San Mateo, CA Redevelopment Agency, Merged Area Tax Allocation Bonds (Series 2001A), 5.50% (Original Issue Yield: 5.55%), 8/1/2022	528,545
3,250,000		Sanger, CA Unified School District, UT GO Bonds (Series 2006A) (FSA INS), 8/1/2029	1,211,275
1,000,000		Santa Clara County, CA Housing Authority, MFH Revenue Bonds (Series 2001A), 5.85% (River Town Apartments Project), 8/1/2031	1,063,030
1,500,000		Simi Valley, CA PFA, Lease Revenue Bonds (Series 1995), 5.75% (AMBAC INS), 9/1/2015	1,574,670
1,000,000		South El Monte, CA Improvement District, Tax Allocation Bonds (Series 2005A), 5.00% (Radian Asset Assurance INS), 8/1/2030	1,059,150
1,000,000		South Orange County, CA Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA INS)/(Original Issue Yield: 5.85%), 9/2/2018	1,060,020
400,000		Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(United States Treasury PRF 9/1/2012@102)/(Original Issue Yield: 6.43%), 9/1/2032	457,260
1,400,000		Stockton, CA, COPs (Series 1999), 5.875% (Original Issue Yield: 5.90%), 8/1/2019	1,488,382
400,000		Stockton, CA, Health Facility Revenue Bonds (Series 1997A), 5.70% (Dameron Hospital Association), 12/1/2014	412,208
1,000,000		Sweetwater, CA Union High School District Public Financing Authority, Revenue Bonds (Series 2005A), 5.00% (FSA INS), 9/1/2029	1,064,090
1,000,000		Torrance, CA, Hospital Revenue Bonds (Series 2001A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	1,057,800
1,000,000		University of California, General Revenue Bonds, (2005 Series G), 4.75% (FGIC INS), 5/15/2027	1,040,180
1,000,000		Vallejo, CA Unified School District, UT GO Bonds, 5.90% (MBIA Insurance Corp. INS), 2/1/2021	1,214,500
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	$1,040,730
500,000		Watsonville, CA, INS Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/(Escrowed In Treasuries COL)/ (Original Issue Yield: 6.225%), 7/1/2012	541,465
1,000,000		West Sacramento, CA Financing Authority, Special Tax Revenue Bonds (Series 2006A), 5.00% (XL Capital Assurance Inc. INS), 9/1/2026	1,100,180
1,000,000		Whittier, CA, Health Facilities Revenue Bonds, 5.75% (Presbyterian Intercommunity Hospital)/(United States Treasury PRF 6/1/2012@101)/ (Original Issue Yield: 5.80%), 6/1/2031	1,110,390
		TOTAL	82,156,599
		Puerto Rico--3.2%
595,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	645,135
2,000,000	[3]	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds (Series 2006), 5.00%, 7/1/2046	2,108,080
		TOTAL	2,753,215
		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $80,430,835)	84,909,814
		SHORT-TERM MUNICIPALS--1.4% [4]
		California--1.4%
1,150,000		Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit Local LIQ), 3.520%, 3/1/2007 (AT AMORTIZED COST)	1,150,000
		TOTAL INVESTMENTS--101.2% (IDENTIFIED COST $81,580,835) [5]	86,059,814
		OTHER ASSETS AND LIABILITIES - NET--(1.2)%	(1,050,061)
		TOTAL NET ASSETS--100%	$85,009,753

Securities that are subject to the federal alternative minimum tax (AMT) represent 11.1% of the Fund's portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $5,314,791, which represented 6.3% of total net assets.

2 The issuer failed to distribute to the Fund its scheduled semi-annual interest payment.

3 Underlying security in inverse floater structure.

4 Current rate and next reset date shown for Variable Rate Demand Notes.

5 The cost of investments for federal tax purposes amounts to $80,578,347.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDFA	--Housing Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multi-Family Housing
PCFA	--Pollution Control Finance Authority
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $81,580,835)		$86,059,814
Cash		59,252
Income receivable		1,153,075
Receivable for investments sold		909,000
Receivable for shares sold		129,788
Other assets		8,351
TOTAL ASSETS		88,319,280
Liabilities:
Payable for floating rate certificate securities (Note 2)	$1,000,000
Payable for investments purchased	1,982,710
Payable for shares redeemed	189,826
Income distribution payable	98,297
Payable for shareholder services fee (Note 5)	17,598
Payable for distribution services fee (Note 5)	14,121
Accrued expenses	6,975
TOTAL LIABILITIES		3,309,527
Net assets for 7,694,917 shares outstanding		$85,009,753
Net Assets Consist of:
Paid-in capital		$83,441,990
Net unrealized appreciation of investments		4,478,979
Accumulated net realized loss on investments		(2,911,823)
Undistributed net investment income		607
TOTAL NET ASSETS		$85,009,753
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($60,853,305 ÷ 5,508,376 shares outstanding), no par value, unlimited shares authorized		$11.05
Offering price per share (100/95.50 of $11.05) [1]		$11.57
Redemption proceeds per share		$11.05
Class B Shares:
Net asset value per share ($24,156,448 ÷ 2,186,541 shares outstanding) ,no par value, unlimited shares authorized		$11.05
Offering price per share		$11.05
Redemption proceeds per share (94.50/100 of $11.05) [1]		$10.44

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2007 (unaudited)

Investment Income:
Interest			$2,205,522
Expenses:
Investment adviser fee (Note 5)		$168,851
Administrative personnel and services fee (Note 5)		94,220
Account administration fee- Class A Shares		1,765
Custodian fees		2,202
Transfer and dividend disbursing agent fees and expenses		30,026
Directors'/Trustees' fees		1,347
Auditing fees		9,781
Legal fees		4,330
Portfolio accounting fees		33,721
Distribution services fee--Class A Shares (Note 5)		71,992
Distribution services fee--Class B Shares (Note 5)		100,618
Shareholder services fee--Class A Shares (Note 5)		68,573
Shareholder services fee--Class B Shares (Note 5)		33,539
Share registration costs		13,210
Printing and postage		10,136
Interest and trust expenses (Note 2)		16,834
Insurance premiums		3,343
Miscellaneous		928
TOTAL EXPENSES		665,416
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(168,851)
Waiver of administrative personnel and services fee	(16,934)
Waiver of distribution services fee--Class A Shares	(71,992)
Reimbursement of other operating expenses	(55,227)
TOTAL WAIVERS AND REIMBURSEMENT		(313,004)
Net expenses			352,412
Net investment income			1,853,110
Realized and Unrealized Gain on Investments:
Net realized gain on investments			168,672
Net change in unrealized appreciation of investments			447,802
Net realized and unrealized gain on investments			616,474
Change in net assets resulting from operations			$2,469,584

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2007	Year Ended 8/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,853,110	$3,602,448
Net realized gain on investments and futures contracts	168,672	260,646
Net change in unrealized appreciation/depreciation of investments and futures contracts	447,802	(1,223,568)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,469,584	2,639,526
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,334,089)	(2,288,186)
Class B Shares	(518,567)	(1,313,299)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,852,656)	(3,601,485)
Share Transactions:
Proceeds from sale of shares	10,852,340	21,896,935
Net asset value of shares issued to shareholders in payment of distributions declared	1,248,682	2,418,362
Cost of shares redeemed	(12,606,242)	(20,078,577)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(505,220)	4,236,720
Change in net assets	111,708	3,274,761
Net Assets:
Beginning of period	84,898,045	81,623,284
End of period (including undistributed net investment income of $607 and $153, respectively)	$85,009,753	$84,898,045

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2007 (Unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated California Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of California and California municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund, that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investments, and the related floating rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the Statement of Assets and Liabilities. At February 28, 2007, Fund investments with a value of $2,108,080 are held by the trusts and serve as collateral for the $1,000,000 in floating rate certificate securities outstanding at that date. The Fund recorded interest and trust expenses of $16,834 for these investments for the six months ended February 28, 2007.

While these inverse floater structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2007, the Fund had no net realized gains or losses on futures contracts.

At February 28, 2007, the Fund had no open futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	3/30/2005	$ 1,000,000
California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2014	4/30/2004	$ 750,000
California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St. Mark's School), 6/1/2028	7/3/2001	$ 485,000
California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75% (Prospect Sierra School)/ (United States Treasury PRF 9/1/2010@103)/(Original Issue Yield: 6.85%), 9/1/2032	5/10/2002	$ 394,864
California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 4.875% (Thomas Jefferson School of Law)/(Original Issue Yield: 4.93%), 10/1/2035	8/26/2005	$ 396,560
California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	3/23/2001	$ 500,000
Community Facilities District No. 3 (Liberty Station), Special Tax Bonds (Series 2006A), 5.75%, 9/1/2036	6/30/2006	$ 425,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 2/28/2007		Year Ended 8/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	961,222	$10,585,497	1,859,201	$20,329,368
Shares issued to shareholders in payment of distributions declared	82,786	912,311	141,857	1,549,668
Shares redeemed	(565,404)	(6,231,362)	(950,351)	(10,361,788)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	478,604	$5,266,446	1,050,707	$11,517,248

	Six Months Ended 2/28/2007		Year Ended 8/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	24,051	$266,843	143,104	$1,567,567
Shares issued to shareholders in payment of distributions declared	30,524	336,371	79,487	868,694
Shares redeemed	(578,729)	(6,374,880)	(887,832)	(9,716,789)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(524,154)	$(5,771,666)	(665,241)	$(7,280,528)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(45,550)	$(505,220)	385,466	$4,236,720

4. FEDERAL TAX INFORMATION

At February 28, 2007, the cost of investments for federal tax purposes was $80,578,347. The net unrealized appreciation of investments for federal tax purposes was $4,481,467. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,595,040 and net unrealized depreciation from investments for those securities having an excess of cost over value of $113,573.

At August 31, 2006, the Fund had a capital loss carryforward of $3,084,124 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 510,323
2009	$ 1,337,342
2010	$ 166,229
2011	$ 562,757
2012	$ 507,473

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended February 28, 2007, the Adviser voluntarily waived $168,851 of its fee and reimbursed $55,227 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, the net fee paid to FAS was 0.183% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, FSC voluntarily waived $71,992 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2007, FSC did not retain any fees paid by the Fund.

Sales Charges

For the six months ended February 28, 2007, FSC retained $10,124 in sales charges from the sale of Class A Shares. FSC also retained $6,750 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended February 28, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $11,750,000 and $11,420,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2007, were as follows:

Purchases	$7,800,128
Sales	$6,364,683

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2007, 41.8% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.9% of total investments.

8. LINE OF CREDIT

The Trust participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of February 28, 2007, there were no outstanding loans. During the six months ended February 28, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923104
Cusip 313923203

4031005 (4/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Municipal High Yield Advantage Fund

(Formerly, Federated Municipal High Yield Advantage Fund, Inc.)

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2007

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares 1

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2007		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.02		$10.05		$9.71		$9.55		$9.73		$9.91
Income From Investment Operations:
Net investment income	0.25		0.50		0.51		0.55		0.56		0.55
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.11		(0.04)		0.37		0.17		(0.18)		(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.36		0.46		0.88		0.72		0.38		0.36
Less Distributions:
Distributions from net investment income	(0.24)		(0.49)		(0.54)		(0.56)		(0.56)		(0.54)
Net Asset Value, End of Period	$10.14		$10.02		$10.05		$9.71		$9.55		$9.73
Total Return [2]	3.69%		4.80%		9.34%		7.77%		4.06%		3.79%

Ratios to Average Net Assets:
Net expenses	1.30	% [3,4]	1.26	% [4]	1.52	% [4]	1.43	% [4]	1.44	% [4]	1.43	% [4]
Net investment income	5.04	% [3]	4.98%		5.19%		5.70%		5.86%		5.67%
Expense waiver/reimbursement [5]	0.28	% [3]	0.19%		0.00	% [6]	0.00	% [6]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$238,765		$235,204		$193,899		$136,812		$117,435		$111,642
Portfolio turnover	16%		20%		17%		11%		16%		22%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.52%, 0.38%, 0.45%, 0.37%, 0.37% and 0.35% for the six months ended February 28, 2007 and the years ended August 31, 2006, 2005, 2004, 2003 and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares 1

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2007		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.01		$10.05		$9.71		$9.54		$9.73		$9.90
Income From Investment Operations:
Net investment income	0.22		0.42		0.44		0.48		0.49		0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.11		(0.04)		0.37		0.18		(0.19)		(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.33		0.38		0.81		0.66		0.30		0.30
Less Distributions:
Total distributions from net investment income	(0.21)		(0.42)		(0.47)		(0.49)		(0.49)		(0.47)
Net Asset Value, End of Period	$10.13		$10.01		$10.05		$9.71		$9.54		$9.73
Total Return [2]	3.31%		3.91%		8.53%		7.07%		3.18%		3.11%

Ratios to Average Net Assets:
Net expenses	2.06	% [3,4]	2.02	% [4]	2.27	% [4]	2.18	% [4]	2.19	% [4]	2.18	% [4]
Net investment income	4.28	% [3]	4.23%		4.45%		4.95%		5.11%		4.93%
Expense waiver/reimbursement [5]	0.28	% [3]	0.19%		0.00	% [6]	0.00	% [6]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$96,693		$106,124		$120,901		$120,205		$124,736		$107,348
Portfolio turnover	16%		20%		17%		11%		16%		22%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.52%, 0.38%, 0.45%, 0.37%, 0.37% and 0.35% for the six months ended February 28, 2007 and the years ended August 31, 2006, 2005, 2004, 2003 and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares 1

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2007		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.01		$10.05		$9.71		$9.54		$9.73		$9.90
Income From Investment Operations:
Net investment income	0.22		0.42		0.44		0.47		0.48		0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.12		(0.04)		0.37		0.19		(0.18)		(0.18)
TOTAL FROM INVESTMENT OPERATIONS	0.34		0.38		0.81		0.66		0.30		0.30
Less Distributions:
Distributions from net investment income	(0.21)		(0.42)		(0.47)		(0.49)		(0.49)		(0.47)
Net Asset Value, End of Period	$10.14		$10.01		$10.05		$9.71		$9.54		$9.73
Total Return [2]	3.41%		3.91%		8.52%		7.07%		3.17%		3.13%

Ratios to Average Net Assets:
Net expenses	2.06	% [3,4]	2.01	% [4]	2.27	% [4]	2.18	% [4]	2.19	% [4]	2.18	% [4]
Net investment income	4.30	% [3]	4.23%		4.44%		4.95%		5.11%		4.92%
Expense waiver/reimbursement [5]	0.28	% [3]	0.19%		0.00	% [6]	0.00	% [6]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$57,735		$52,875		$42,419		$25,646		$14,083		$10,220
Portfolio turnover	16%		20%		17%		11%		16%		22%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.52%, 0.38%, 0.45%, 0.37%, 0.37% and 0.35% for the six months ended February 28, 2007 and the years ended August 31, 2006, 2005, 2004, 2003 and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares 1

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2007		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.02		$10.05		$9.71		$9.55		$9.73		$9.91
Income From Investment Operations:
Net investment income	0.25		0.50		0.52		0.55		0.57		0.55
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.11		(0.04)		0.36		0.17		(0.19)		(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.36		0.46		0.88		0.72		0.38		0.36
Less Distributions:
Distributions from net investment income	(0.24)		(0.49)		(0.54)		(0.56)		(0.56)		(0.54)
Net Asset Value, End of Period	$10.14		$10.02		$10.05		$9.71		$9.55		$9.73
Total Return [2]	3.69%		4.80%		9.34%		7.77%		4.06%		3.79%

Ratios to Average Net Assets:
Net expenses	1.30	% [3,4]	1.26	% [4]	1.52	% [4]	1.43	% [4]	1.44	% [4]	1.43	% [4]
Net investment income	5.05	% [3]	4.98%		5.20%		5.70%		5.86%		5.67%
Expense waiver/reimbursement [5]	0.28	% [3]	0.19%		0.00	% [6]	0.00	% [6]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$198,186		$186,648		$177,351		$160,088		$167,097		$183,467
Portfolio turnover	16%		20%		17%		11%		16%		22%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.52%, 0.38%, 0.45%, 0.37%, 0.37% and 0.35% for the six months ended February 28, 2007 and the years ended August 31, 2006, 2005, 2004, 2003 and 2002, respectively.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2006	Ending Account Value 2/28/2007	Expenses Paid During Period [1,2]
Actual:
Class A Shares	$1,000	$1,036.90	$ 6.57
Class B Shares	$1,000	$1,033.10	$10.38
Class C Shares	$1,000	$1,034.10	$10.39
Class F Shares	$1,000	$1,036.90	$ 6.57
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.35	$ 6.51
Class B Shares	$1,000	$1,014.58	$10.29
Class C Shares	$1,000	$1,014.58	$10.29
Class F Shares	$1,000	$1,018.35	$ 6.51

1 Note that the Fund is the successor to Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization and the Predecessor Fund.

2 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.30%
Class B Shares	2.06%
Class C Shares	2.06%
Class F Shares	1.30%

Portfolio of Investments Summary Table

At February 28, 2007, the Fund's 1 sector composition 2 was as follows:

Sector Composition	Percentage of Total Net Assets
Hospital	18.3%
Refunded	15.0%
Special Tax	14.8%
Senior Care	13.8%
Single Family Housing	7.0%
Insured	5.8%
Transportation	5.6%
Industrial Development Bond/Pollution Control Revenue	5.2%
Electric & Gas	4.4%
Education	4.1%
Other [3]	14.6%
Other Assets and Liabilities--Net [4]	(8.6)%
TOTAL	100.0%

1 Note that the Fund is the successor to Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization and the Predecessor Fund.

2 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

3 For purposes of this table, sector classifications constitute 94% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2007 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--107.0%
		Alabama--1.2%
$2,000,000		Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20% (International Paper Co.), 6/1/2025	$2,064,600
2,000,000	[1]	Mobile County, AL IDA, (Ipsco, Inc.) Industrial Development Revenue Bonds (Series 2000), 5/1/2030	2,122,640
545,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.25% (Jackson Hospital & Clinic, Inc.), 3/1/2036	573,345
2,100,000		Sylacauga, AL Health Care Authority, Revenue Bonds (Series 2005A), 6.00% (Coosa Valley Medical Center)/(Original Issue Yield: 6.05%), 8/1/2035	2,210,418
		TOTAL	6,971,003
		Alaska--0.2%
1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	1,441,166
		Arizona--1.3%
500,000		Arizona Health Facilities Authority, Hospital System Revenue Bonds, 6.375% (John C. Lincoln Health Network), 12/1/2037	571,690
4,000,000	[2,3]	Arizona Health Facilities Authority, RITES (PA-1454), 9.143% (Phoenix Children's Hospital), 2/1/2042	4,250,000
1,500,000	[2]	Pima County, AZ IDA, Education Facilities Revenue Bonds (Series 2006), 6.375% (Choice Education & Development Corp.), 6/1/2036	1,582,380
1,000,000	[2]	Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005), 6.00%, 7/1/2030	1,066,140
		TOTAL	7,470,210
		Arkansas--0.4%
2,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(United States Treasury PRF 2/1/2010@100)/(Original Issue Yield: 7.50%), 2/1/2029	2,193,180
		California--4.5%
1,000,000	[2]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	1,039,250
1,000,000	[2]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	1,073,450
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$2,000,000	[2]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management, Inc.), 11/1/2023	$2,111,280
670,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030	719,634
2,075,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030	2,228,716
1,270,000	[2]	California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	1,331,366
980,000	[2]	California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	1,023,806
2,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.00% (California State), 6/1/2045	2,087,840
4,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2003A-3), 7.875%, 6/1/2042	4,866,360
2,825,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	3,237,676
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042	913,477
1,000,000		Los Angeles, CA Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	1,152,830
2,000,000		Los Angeles, CA Regional Airport Improvement Corp., Lease Revenue Bonds, Series C, 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	2,305,660
1,000,000		Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035	1,011,850
349,000	[4]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	237,135
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	1,070,490
		TOTAL	26,410,820
		Colorado--6.7%
1,500,000		Aspen Grove, CO Business Improvement District, LT GO Bonds (Series 2001), 7.625%, 12/1/2025	1,626,900
2,000,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	2,150,420
1,500,000		Castle Oaks, CO Metropolitan District, LT GO Bonds (Series 2005), 6.125%, 12/1/2035	1,560,090
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$1,500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2001), 7.625% (Peak to Peak Charter School Project)/(United States Treasury PRF 8/15/2011@100)/(Original Issue Yield: 8.00%), 8/15/2031	$1,737,180
970,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2005), 6.50% (Knowledge Quest Academy)/(Original Issue Yield: 6.50%), 5/1/2036	1,018,287
585,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2006), 5.625% (Carbon Valley Academy), 12/1/2036	585,380
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375% (Frontier Academy)/(Original Issue Yield: 7.50%), 6/1/2031	1,132,950
940,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(United States Treasury PRF 3/1/2010@100)/(Original Issue Yield: 7.40%), 3/1/2022	1,007,718
500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(United States Treasury PRF 3/1/2010@100)/(Original Issue Yield: 7.50%), 3/1/2032	550,545
760,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.50% (Excel Academy)/(United States Treasury PRF 12/1/2011@100)/(Original Issue Yield: 7.75%), 12/1/2033	884,883
800,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.125% (Denver Academy)/(Original Issue Yield: 7.375%), 11/1/2028	894,440
755,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	809,851
4,250,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 5.05%), 12/1/2035	4,352,637
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2006A), 5.75% (Christian Living Communities), 1/1/2037	1,050,600
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75%, 12/1/2034	1,081,740
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032	1,126,340
600,000		Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625% (United States Treasury PRF 12/1/2010@101), 12/1/2019	684,150
2,000,000		Denver, CO City & County Airport Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 11/15/2022	2,150,380
500,000		Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (Original Issue Yield: 6.05%), 12/1/2031	535,055
505,000		Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series 2006B), 5.25%, 5/1/2020	516,963
1,000,000		Granby Ranch, CO Metropolitan District, LT GO Bonds (Series 2006), 6.75%, 12/1/2036	1,051,090
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$1,000,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	$1,075,210
500,000		Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds (Series 2006), 7.00%, 12/1/2036	546,950
1,000,000		Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds, 7.875%, 12/1/2033	1,143,840
1,770,000		Murphy Creek, CO Metropolitan District No. 3, Refunding & Improvement LT GO Bonds, 6.00%, 12/1/2026	1,860,819
2,235,000		Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.25%, 12/1/2035	2,391,718
1,500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125% (Original Issue Yield: 7.18%), 12/1/2034	1,669,095
2,000,000		Sterling Hills West Metropolitan District, LT GO Bonds (Series 2110B), 8.00%, 12/1/2021	2,153,360
2,000,000		Tallgrass Metropolitan District, CO, Refunding & Improvement LT GO Bonds (Series 2007), 5.25%, 12/1/2037	2,015,180
		TOTAL	39,363,771
		Connecticut--0.3%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	1,209,120
800,000		Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2030	851,576
		TOTAL	2,060,696
		District of Columbia--0.4%
25,000,000		District of Columbia Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds (Series 2006), 6/15/2046	2,336,250
		Florida--7.2%
1,500,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A), 5.35%, 5/1/2036	1,515,900
1,000,000		Ave Maria Stewardship Community District, FL, Capital Improvement Revenue Bonds (Series 2006A), 5.125% (Original Issue Yield: 5.15%), 5/1/2038	1,002,470
1,400,000		Belmont, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006B), 5.125%, 11/1/2014	1,412,712
2,000,000		Capital Projects Finance Authority, FL, Continuing Care Retirement Community Revenue Bonds, 8.00% (Glenridge on Palmer Ranch)/(United States Treasury PRF 6/1/2012@102)/(Original Issue Yield: 8.125%), 6/1/2032	2,378,280
109,218		Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties), 7/1/2040	107,991
1,000,000	[2,5]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033	1,226,600
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$805,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.45%, 5/1/2036	$817,711
1,000,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006), 5.375%, 5/1/2036	1,009,470
435,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	435,296
460,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	459,926
5,200,000	[1]	Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds (Series 4), 5.050%, 7/1/2026	5,414,136
1,000,000		Greater Orlando, FL Aviation Authority, Special Purpose Airport Facilities Revenue Bonds (Series 2005), 6.50% (Jet Blue Airways Corp.)/(Original Issue Yield: 6.811%), 11/15/2036	1,070,130
635,000		Harbor Bay, FL Community Development District, Special Assessment Capital Improvement Revenue Bonds (Series 2001B), 6.35%, 5/1/2010	636,226
1,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist Health System/ Sunbelt Obligated Group)/(United States Treasury PRF 11/15/2011@101)/(Original Issue Yield: 6.026%), 11/15/2031	1,105,630
990,000		Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034	1,068,220
140,000		Lee County, FL HFA, SFM Step Coupon Revenue Bonds, 6.85% (GNMA Home Mortgage Program COL), 3/1/2029	141,719
2,000,000		Lee County, FL IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032	2,167,380
925,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	993,394
1,000,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	1,099,900
700,000	[2]	Miami Beach, FL Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029	798,203
500,000		Miami, FL Health Facilities Authority, Health System Revenue Bonds (Series 2003C), 5.125% (Catholic Health East)/(Original Issue Yield: 5.30%), 11/15/2024	524,695
1,000,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.30%), 5/1/2037	1,091,490
965,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001A), 6.95% (Original Issue Yield: 7.00%), 5/1/2033	1,043,252
600,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	647,406
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$2,000,000	[2]	Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	$2,145,480
1,000,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A), 7.375%, 5/1/2033	1,112,830
1,200,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,360,812
2,000,000		St. Johns County, FL IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns Project)/(Original Issue Yield: 8.10%), 1/1/2030	2,229,520
710,000		Tern Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005), 5.00%, 5/1/2015	710,895
1,760,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,784,235
500,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005A), 5.55%, 5/1/2036	513,700
375,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.25%, 5/1/2016	383,468
1,000,000		Verandah East, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006A), 5.40%, 5/1/2037	1,026,040
855,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	932,360
1,630,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS), 10/15/2025	1,721,084
500,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	518,430
		TOTAL	42,606,991
		Georgia--1.5%
1,845,000		Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/(Original Issue Yield: 7.90%), 12/1/2014	2,034,408
770,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	800,184
1,235,000		Atlanta, GA, Tax Allocation Bonds (Series 2006), 5.50% (Princeton Lakes), 1/1/2031	1,266,184
1,000,000		Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, Series A, 5.15%, 1/1/2035	1,041,280
750,000		Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, Series B, 5.35%, 1/1/2028	794,632
1,875,000		Augusta, GA HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	1,939,237
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	762,863
		TOTAL	8,638,788
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Hawaii--0.5%
$1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	$1,087,320
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,161,980
435,000		Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series 2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020	463,762
		TOTAL	2,713,062
		Idaho--0.0%
85,000		Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA GTD), 1/1/2023	85,192
		Illinois--4.6%
625,000		Bolingbrook, IL, Special Service Area No. 2005-1 Special Tax Bonds (Series 2005) (Forest City Project)/(Original Issue Yield: 5.90%), 3/1/2027	648,162
1,000,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.00% (FGIC INS), 1/1/2033	1,060,040
5,000		Chicago, IL SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028	5,138
415,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	435,775
11,695,000	[1]	Illinois Finance Authority, (SwedishAmerican Hospital), Revenue Bonds, 5.000%, 11/15/2023	12,368,826
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	1,034,650
1,250,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	1,338,138
2,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.125% (Clare at Water Tower)/(Original Issue Yield: 6.25%), 5/15/2038	2,109,180
1,500,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035	1,599,360
1,500,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.125% (Proctor Hospital)/(Original Issue Yield: 5.20%), 1/1/2025	1,549,980
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	1,035,220
1,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills Supportive Living LLC), 11/15/2036	1,029,840
2,000,000		Lombard, IL Public Facilities Corp., First Tier Revenue Bonds (Series 2005A-1), 7.125%, 1/1/2036	2,159,980
1,000,000		Quad Cities, IL Regional EDA, MFH Revenue Bonds (Series 2006), 6.00% (Heritage Woods of Moline SLF), 12/1/2041	1,012,520
		TOTAL	27,386,809
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--1.8%
$1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	$1,019,460
3,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375% (Community Foundation of Northwest Indiana)/ (Original Issue Yield: 6.68%), 8/1/2031	3,224,190
2,000,000		Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	2,019,740
2,000,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	2,123,300
1,000,000		South Bend, IN, EDRBs (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	1,025,290
1,355,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	1,418,360
		TOTAL	10,830,340
		Iowa--1.6%
375,000		Bremer County, IA Retirement Facilities, Retirement Facility Revenue Bonds (Series 2005A), 5.375% (Bartels Lutheran Retirement Community)/(Original Issue Yield: 5.45%), 11/15/2027	386,006
6,000,000	[1]	Iowa Finance Authority, SFM Revenue Bonds (Series 2006I), 4.95%, (GNMA Home Mortgage Program COL), 7/1/2037	6,154,320
1,000,000		Palo Alto County Hospital, IA, Hospital Revenue Bonds (Series 2006), 5.125% (Original Issue Yield: 5.20%), 8/1/2029	1,012,560
1,785,000		Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(United States Treasury PRF 10/1/2012@100)/(Original Issue Yield: 6.40%), 10/1/2022	1,961,876
		TOTAL	9,514,762
		Kansas--1.6%
1,625,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project), 8/1/2014	1,676,935
2,015,000		Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021	2,034,163
1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village, Inc.)/(United States Treasury PRF 5/15/2010@102)/ (Original Issue Yield: 8.25%), 5/15/2030	1,143,570
2,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus, Inc.), 11/15/2038	2,148,100
2,000,000	[1]	Overland Park, KS Development Corp., (Overland Park Convention Center Hotel Project), First Tier Revenue Bonds (Series 2000A), 7.375%, (Original Issue Yield: 7.50%), 1/1/2032	2,122,640
380,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage Program COL), 6/1/2029	396,127
		TOTAL	9,521,535
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Kentucky--0.7%
$2,000,000		Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	$2,042,280
435,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	481,532
1,565,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 6.97%), 10/1/2028	1,730,733
		TOTAL	4,254,545
		Louisiana--1.2%
1,000,000		De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, Series A, 5.00% (International Paper Co.), 11/1/2018	1,028,810
1,980,000	[2]	Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	2,130,579
2,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	2,049,260
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028	2,018,780
		TOTAL	7,227,429
		Maine--2.2%
930,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bond, Series A, 7.50% (Piper Shores)/(United States Treasury PRF 1/1/2009@100), 1/1/2019	986,655
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds, Series A, 7.55% (Piper Shores)/(United States Treasury PRF 1/1/2009@100), 1/1/2029	1,061,800
5,450,000	[1]	Maine State Housing Authority, Mortgage Revenue Bonds (Series 2006G), 4.625%, 11/15/2031	5,471,925
5,465,000	[1]	Maine State Housing Authority, Mortgage Revenue Bonds (Series 2006G), 4.70%, 11/15/2037	5,486,986
		TOTAL	13,007,366
		Maryland--1.1%
2,000,000		Maryland State Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay Conference Center)/(United States Treasury PRF 12/1/2009@101), 12/1/2031	2,228,460
980,000	[1]	Maryland State Economic Development Corp., (Baltimore Association for Retarded Citizens, Inc. Project), Health and Mental Hygiene Providers Facilities Acquisition Program Revenue Bonds (Series 2000A), 7.750%, (Original Issue Yield: 7.85%), 3/1/2025	1,040,094
1,000,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2006), 5.50% (Washington Christian Academy), 7/1/2038	1,031,360
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Maryland--continued
$395,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	$403,192
1,100,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	1,120,185
500,000		Maryland State IDFA, EDRBs (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	538,385
		TOTAL	6,361,676
		Massachusetts--2.6%
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System)/(Original Issue Yield: 6.60%), 7/1/2034	2,139,460
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	2,074,960
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments), 12/15/2031	2,460,560
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	1,108,420
3,430,000	[1]	Massachusetts Water Resources Authority, Revenue Bonds, 5.500%, 8/1/2019	3,716,234
3,610,000	[1]	Massachusetts Water Resources Authority, Revenue Bonds, 5.500%, 8/1/2020	3,911,254
		TOTAL	15,410,888
		Michigan--1.1%
500,000		Conner Creek Academy East, MI Public School, Public School Academy Revenue & Refunding Bonds (Series 2007), 5.25%, 11/1/2031	508,690
500,000		Conner Creek Academy East, MI Public School, Public School Academy Revenue & Refunding Bonds (Series 2007), 5.25%, 11/1/2036	507,160
1,000,000		Delta County, MI Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series 2002B), 6.45% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2023	1,105,730
550,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.70%), 1/1/2037	578,809
1,500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital), 7/1/2040	1,683,000
500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Chelsea Community Hospital)/(Original Issue Yield: 5.07%), 5/15/2037	513,175
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	1,576,530
		TOTAL	6,473,094
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Minnesota--4.5%
$4,000,000		Becker, MN, PCRBs (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030	$4,888,640
3,000,000		Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2004), 5.25% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2028	3,171,750
550,000		Glencoe, MN Health Care Facilities, Revenue Bonds (Series 2005), 5.00% (Glencoe Regional Health Services), 4/1/2031	567,704
2,000,000		Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.75% (Allina Health System, MN), 11/15/2014	2,165,700
1,000,000		Pine City, MN Lease Revenue, Lease Revenue Bonds (Series 2006A), 6.25% (Lakes International Language Academy), 5/1/2035	1,023,000
500,000		Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033	540,240
3,000,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.25% (HealthPartners Obligated Group), 5/15/2036	3,177,690
4,000,000		St. Paul, MN Housing & Redevelopment Authority, Hospital Facility Revenue Bonds (Series 2005), 6.00% (Health East, Inc.), 11/15/2035	4,440,120
1,000,000		St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00% (Achieve Language Academy), 12/1/2032	1,075,210
2,000,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029	2,169,520
1,500,000		St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/(United States Treasury PRF 8/1/2008@103)/ (Original Issue Yield: 7.50%), 8/1/2029	1,618,260
1,500,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 1999A), 8.00% (Bluffview Montessori School Project), 12/1/2024	1,601,685
		TOTAL	26,439,519
		Mississippi--0.4%
2,500,000		Mississippi Business Finance Corp., PCRBs, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	2,527,125
		Missouri--0.8%
2,445,000	[2]	Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	2,445,733
1,000,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,040,400
1,000,000		St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	1,017,240
500,000		West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	523,035
		TOTAL	5,026,408
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nebraska--1.4%
$8,000,000	[1]	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds (Series 2006E), 5.050%, 9/1/2028	$8,316,800
		Nevada--2.2%
1,000,000		Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series 2006B), 5.30% (Southern Highlands SID No.121-B)/ (Original Issue Yield: 5.33%), 12/1/2029	1,024,920
1,860,000	[1]	Clark County, NV, (Southern Highlands SID No. 121), Revenue Bonds, 7.500%, 12/1/2019	1,974,055
1,000,000		Clark County, NV, LO Improvement Bonds (Series 2003), 6.375% (Mountains Edge SID No. 142)/(Original Issue Yield: 6.40%), 8/1/2023	1,035,670
960,000		Clark County, NV, Local Improvement Bonds (Series 2001), 6.875% (Summerlin-South SID No. 132)/(Original Issue Yield: 6.92%), 2/1/2021	998,160
500,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 5.00% (Summerlin-Mesa SID No. 151), 8/1/2025	505,525
1,800,000		Director of the State of Nevada Department of Business and Industry, 2nd Tier Revenue Bonds (Series 2000), 7.375% (Las Vegas Monorail Project)/ (Original Issue Yield: 7.75%), 1/1/2040	1,897,398
1,300,000	[2]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/ (Original Issue Yield: 7.125%), 11/15/2034	1,380,821
1,000,000	[2]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/ (Original Issue Yield: 6.875%), 11/15/2023	1,053,850
1,275,000		Henderson, NV, LO Improvement Bonds, 5.30% (Inspirada Local Improvement District No. T-18)/(Original Issue Yield: 5.33%), 9/1/2035	1,296,611
500,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 6.00% (Providence SID No. 607), 6/1/2019	516,340
1,080,000		North Las Vegas, NV Special Improvement District No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022	1,108,296
		TOTAL	12,791,646
		New Hampshire--0.2%
345,000		New Hampshire HEFA, Revenue Bonds (Series 2006A), 5.35% (Havenwood-Heritage Heights), 1/1/2026	350,906
750,000		New Hampshire HEFA, Revenue Bonds (Series 2006A), 5.40% (Havenwood-Heritage Heights), 1/1/2030	761,318
		TOTAL	1,112,224
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Jersey--4.8%
$310,000		New Jersey EDA, First Mortgage Refunding Revenue Bonds (Series 2006), 5.30% (Seashore Gardens Living Center), 11/1/2026	$317,282
400,000		New Jersey EDA, First Mortgage Refunding Revenue Bonds (Series 2006), 5.375% (Seashore Gardens Living Center)/(Original Issue Yield: 5.40%), 11/1/2036	409,824
		Nebraska--1.4%
2,100,000	[1]	New Jersey EDA, (New Jersey Metromall Urban Renewal, Inc.) Kapkowski Road Landfill Revenue Bonds, 6.500%, (Original Issue Yield: 6.55%), 4/1/2018	2,228,772
2,000,000		New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village, Inc.)/(United States Treasury PRF 11/15/2011@101)/ (Original Issue Yield: 7.625%), 11/15/2031	2,309,000
300,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.125% (Seabrook Village)/(United States Treasury PRF 11/15/2008@100)/(Original Issue Yield: 8.30%), 11/15/2018	319,950
1,250,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(United States Treasury PRF 11/15/2010@101)/(Original Issue Yield: 8.50%), 11/15/2030	1,450,087
1,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	1,576,614
2,000,000		New Jersey EDA, Revenue Bonds, 6.25% (Continental Airlines, Inc.), 9/15/2019	2,073,420
3,000,000		New Jersey EDA, Revenue Bonds, Series 2004, 5.50% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	3,283,170
1,000,000		New Jersey EDA, Revenue Bonds, Series 2004, 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.93%), 6/15/2034	1,078,430
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	1,089,220
400,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	437,452
2,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	2,226,500
5,000,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.05%), 6/1/2039	5,844,650
4,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.00% (Original Issue Yield: 5.015%), 6/1/2041	3,909,880
		TOTAL	28,554,251
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Mexico--2.4%
$850,000		Bernalillo County, NM Multifamily, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/(SunAmerica, Inc. GTD), 12/1/2021	$902,080
2,465,000		Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	2,639,423
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022	2,044,380
1,000,000		Mariposa East Public Improvement District, NM, UT GO Bonds, Series 2006, 6.00%, 9/1/2032	1,046,430
7,500,000	[1]	New Mexico Mortgage Finance Authority, SFM Revenue Bonds, 5.00%, 7/1/2037	7,736,760
		TOTAL	14,369,073
		New York--8.7%
935,000		Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.20% (Beechwood Health Care Center, Inc.), 1/1/2040	949,820
2,500,000		Brookhaven, NY IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	2,592,425
115,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	128,465
955,000		Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	1,066,821
1,365,000		East Rochester, NY Housing Authority, Senior Living Revenue Bonds (Series 2006), 5.50% (Woodland Village, Inc.), 8/1/2033	1,412,379
430,000		Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	450,124
6,000,000	[2]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	6,399,180
2,000,000	[2]	New York City, NY IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC), 3/1/2015	2,148,600
1,000,000		New York City, NY IDA, Special Facilities Revenue Bonds (Series 2006), 5.125% (Jet Blue Airways Corp.)/(Original Issue Yield: 5.35%), 5/15/2030	998,710
400,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	437,744
1,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	1,693,995
5,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines, Inc.)/(Original Issue Yield: 8.095%), 8/1/2028	6,785,735
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2002 Series B), 5.375% (Original Issue Yield: 5.48%), 12/1/2020	2,119,740
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$5,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series A), 5.50%, 8/1/2022	$5,465,500
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.00%, 8/1/2022	1,062,340
1,700,000	[2]	New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum), 2/15/2019	1,795,404
3,000,000	[2,3]	New York State Dormitory Authority, Municipal Securities Trust Certificates (Series 7041), 8.22% (New York Hospital Medical Center of Queens)/ (FHA INS), 8/15/2037	3,176,010
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance INS), 12/1/2035	316,740
1,075,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health Obligated Group), 7/1/2026	1,093,404
10,500,000		Tobacco Settlement Financing Corp., NY, Revenue Bonds (Series 2003C-1), 5.50% (New York State), 6/1/2016	11,216,310
		TOTAL	51,309,446
		North Carolina--1.6%
2,500,000		Gaston County, NC Industrial Facilities and PCFA, Exempt Facilities Revenue Bonds, 5.75% (National Gypsum Co.), 8/1/2035	2,694,125
1,500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2005A), 6.125% (Pennybyrn at Maryfield), 10/1/2035	1,598,280
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.375% (Arbor Acres Community)/(Original Issue Yield: 6.55%), 3/1/2032	536,785
1,875,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/ (Original Issue Yield: 7.625%), 11/1/2029	1,973,437
630,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2006), 5.10% (Moravian Homes, Inc.), 10/1/2030	644,364
1,200,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,300,632
500,000		North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2005A), 5.65% (Pennybyrn at Maryfield)/(Original Issue Yield: 5.85%), 10/1/2025	516,525
		TOTAL	9,264,148
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--2.1%
$1,000,000		Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A), 6.25% (St. Clarence-GEAC LLC), 5/1/2038	$1,035,790
1,500,000		Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.35% (University Heights, OH Public Parking Garage), 12/1/2031	1,657,470
500,000		Franklin County, OH Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio Presbyterian Retirement Services)/(United States Treasury PRF 7/1/2011@101)/(Original Issue Yield: 7.35%), 7/1/2029	570,070
5,000,000	[1]	Lorain County, OH, (Catholic Healthcare Partners), Hospital Revenue Refunding & Improvement Bonds, 5.625%, 10/1/2013	5,392,350
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	1,537,095
1,500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	1,545,135
375,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	411,026
		TOTAL	12,148,936
		Oklahoma--1.0%
3,995,000		Jackson County, OK Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	4,017,891
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00% (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038	1,022,830
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125% (Concordia Life Care Community), 11/15/2025	1,032,580
		TOTAL	6,073,301
		Oregon--0.5%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Refunding Gross Revenue Bonds (Series 2005), 5.125% (Willamette Falls Hospital), 4/1/2026	1,020,860
1,000,000	[2]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	1,024,740
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement Community)/(Original Issue Yield: 7.125%), 12/1/2034	1,110,850
		TOTAL	3,156,450
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--8.6%
$1,330,000		Allegheny County, PA HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	$1,345,508
4,500,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	5,328,270
2,000,000	[2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	2,072,560
1,120,000		Allegheny County, PA IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel Schools)/(Original Issue Yield: 7.75%), 12/15/2029	1,221,080
865,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	921,286
600,000		Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice, Inc.), 1/1/2035	639,528
2,000,000	[1]	Carbon County, PA IDA, (Panther Creek Partners Project), Refunding Revenue Bonds, 6.700%, 5/1/2012	2,122,640
1,500,000		Chartiers Valley, PA Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	1,562,715
555,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	649,655
1,445,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	1,717,137
2,000,000	[2]	Harrisburg, PA Authority, University Revenue Bonds (Series 2006B), 6.00% (Harrisburg University of Science & Technology), 9/1/2036	2,062,880
1,000,000		Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Village Project)/(United States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 7.84%), 5/1/2031	1,124,740
1,000,000		Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/ (Original Issue Yield: 7.75%), 11/15/2031	1,083,310
2,000,000	[2,3]	Lehigh County, PA General Purpose Authority, RITES (PA-1458), 6.317% (St. Lukes Hospital of Bethlehem), 8/15/2042	2,002,000
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$2,000,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009@102)/ (Original Issue Yield: 7.50%), 12/1/2030	$2,208,660
1,000,000		Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh Continuing Care Retirement Community)/ (Original Issue Yield: 6.375%), 2/1/2035	1,062,110
500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	522,520
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	2,106,920
2,400,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	2,400,288
900,000		Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/ Morrisville), 7/1/2035	943,479
1,000,000		Philadelphia, PA Airport System, Revenue Bonds (Series 2005A), 5.00% (MBIA Insurance Corp. INS), 6/15/2024	1,053,350
10,995,000		Philadelphia, PA Gas Works, Revenue Bonds Series A-1, 5.00% (FSA INS), 9/1/2033	11,556,405
1,500,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 7.35%), 9/1/2031	1,700,535
740,000		Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	761,763
2,000,000	[1]	Westmoreland Country, PA IDA, (Redstone Presbyterian Seniorcare Obligated Group), Health Care Facility Revenue Bonds (Series 2000B), 8.000%, (Original Issue Yield: 8.25%), 11/15/2023	2,122,640
500,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2026	528,695
		TOTAL	50,820,674
		Puerto Rico--0.1%
9,000,000	[2]	Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original Issue Yield: 6.50%), 5/15/2050	619,200
		Rhode Island--0.8%
3,500,000	[2,3]	Rhode Island Housing & Mortgage Finance Corp., UBS Custodial Residual & Variable Securities, 6.00%, 10/1/2032	3,539,795
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.50% (Lifespan Obligated Group)/(United States Treasury PRF 8/15/2012@100)/(Original Issue Yield: 6.70%), 8/15/2032	1,135,240
		TOTAL	4,675,035
Principal Amount			Value
		MUNICIPAL BONDS--continued
		South Carolina--1.7%
$6,000,000		Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	$1,472,700
7,750,000		Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	961,077
825,000		Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes Improvement District), 12/1/2037	841,616
1,000,000		Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.25% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.27%), 11/1/2026	1,027,420
750,000		Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.30% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.325%), 11/1/2035	771,098
800,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Refunding Revenue Bonds (Series 2006), 5.30% (Wesley Commons), 10/1/2036	818,312
1,500,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	1,499,985
1,500,000		South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds, Series 2000A, 7.375% (Palmetto Health Alliance)/(United States Treasury PRF 12/15/2010@102)/(Original Issue Yield: 7.55%), 12/15/2021	1,717,290
1,000,000		Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028	1,081,730
		TOTAL	10,191,228
		South Dakota--0.4%
2,000,000		Minnehaha County, SD Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran Home)/(Original Issue Yield: 7.198%), 12/1/2035	2,094,920
		Tennessee--1.5%
3,000,000		Elizabethton, TN Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033	3,523,440
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital First Mortgage Revenue Bonds (Series 2006A), 5.50% (Mountain States Health Alliance), 7/1/2036	2,152,620
1,000,000		Johnson City, TN Health & Education Facilities Board, Retirement Facility Revenue Bonds (Series 2004A), 6.25% (Appalachian Christian Village)/ (Original Issue Yield: 6.43%), 2/15/2032	1,053,510
1,000,000		Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	1,082,440
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Tennessee--continued
$375,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	$421,136
625,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	701,894
		TOTAL	8,935,040
		Texas--7.8%
2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	2,106,340
800,000		Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/ (Original Issue Yield: 7.25%), 11/15/2033	889,384
1,000,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2034	1,074,970
1,000,000		Austin, TX Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.70% (United States Treasury PRF 1/1/2011@100)/ (Original Issue Yield: 6.75%), 1/1/2032	1,105,700
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 1994A), 5.40% (TXU Energy Co. LLC), 5/1/2029	1,028,510
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy Co. LLC), Mandatory Tender 4/1/2013	1,091,420
715,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003C), 6.75% (TXU Energy Co. LLC)/(Original Issue Yield: 6.77%), 10/1/2038	790,075
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds, 7.70% (TXU Energy Co. LLC), 4/1/2033	1,148,190
2,380,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.75% TOBs (TXU Energy Co. LLC), Mandatory Tender 11/1/2011	2,454,399
1,000,000		Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 7.75% (Centerpoint Energy Houston Electric), 12/1/2018	1,054,750
4,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	4,422,600
1,500,000		El Paso, TX HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health Services), 8/15/2031	1,657,500
500,000		Gulf Coast, TX Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65% (Valero Energy Corp.), 4/1/2032	540,985
765,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	792,280
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,265,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	$1,302,128
1,000,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.75% (Legacy at Willow Bend), 11/1/2036	1,040,320
1,000,000		Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	1,093,560
1,000,000		Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 7.125% (Buckingham Senior Living Community)/ (Original Issue Yield: 7.20%), 2/15/2034	1,121,780
2,000,000		Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital), 8/15/2035	2,105,420
1,125,000		Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds (Series 2005), 5.625% (Christian Care Centers, Inc.), 2/15/2035	1,190,261
1,000,000		Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds, 7.625% (Christian Care Centers, Inc.)/(United States Treasury PRF 2/15/2010@101)/(Original Issue Yield: 7.75%), 2/15/2028	1,113,990
2,000,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(United States Treasury PRF 11/15/2009@102)/(Original Issue Yield: 7.75%), 11/15/2029	2,224,520
250,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	258,178
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2006), 6.375% (Doctors Hospital)/(Original Issue Yield: 6.60%), 11/1/2036	1,951,660
900,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	968,364
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	1,014,360
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	1,010,580
7,500,000	[1]	Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien Gas Supply Revenue Bonds (Series 2006B), 4.287%, 12/15/2026	7,526,250
2,000,000	[2,4]	Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032	401,180
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,485,000	[2,4]	Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031	$192,159
1,000,000		Tom Green County, TX HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue Yield: 6.85%), 5/15/2021	1,090,080
535,000		Travis County, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds, 5.65% (Querencia at Barton Creek)/(Original Issue Yield: 5.80%), 11/15/2035	552,029
		TOTAL	46,313,922
		Utah--0.4%
800,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.55% (American Leadership Academy), 11/15/2026	824,888
1,750,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.70% (American Leadership Academy), 11/15/2036	1,808,363
		TOTAL	2,633,251
		Virginia--6.7%
675,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	769,136
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	1,137,070
1,000,000		Farms of New Kent, VA Community Development Authority, Special Assessment Bonds (Series 2006C), 5.80%, 3/1/2036	1,010,910
2,000,000		Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027	2,147,680
1,500,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/ (United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.625%), 12/1/2032	1,820,850
7,500,000		Pocahontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B) (United States Treasury PRF 8/15/2008@61.238)/ (Original Issue Yield: 5.75%), 8/15/2017	4,347,225
16,000,000		Pocahontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (United States Treasury PRF 8/15/2008@30.08)/(Original Issue Yield: 5.90%), 8/15/2029	4,555,520
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virginia--continued
$2,850,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (Original Issue Yield: 5.78%), 6/1/2037	$3,043,572
20,000,000	[1]	Virginia State Housing Development Authority, Commonwealth Mortgage Revenue Bonds (Series 2006D), 4.900%, 1/1/2033	20,488,600
		TOTAL	39,320,563
		Washington--1.4%
1,000,000		Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds (Series 2003), 6.00% (Skagit Valley Hospital)/(Original Issue Yield: 6.25%), 12/1/2023	1,091,360
250,000		Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit Valley Hospital), 12/1/2030	264,205
1,625,000		Washington State Housing Finance Commission, Nonprofit Revenue Bonds (Series 2007A), 5.625% (Skyline at First Hill), 1/1/2038	1,673,766
5,000,000		Washington State Housing Finance Commission, SFM Revenue Bonds (2006 Series 5A), 4.90% (GNMA Home Mortgage Program COL), 6/1/2037	5,090,900
		TOTAL	8,120,231
		West Virginia--0.3%
640,000		Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036	671,328
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	1,059,520
		TOTAL	1,730,848
		Wisconsin--3.4%
750,000		Milwaukee, WI Redevelopment Authority, Redevelopment Education Revenue Bonds (Series 2005A), 5.75% (Milwaukee Science Education Consortium, Inc.)/(Original Issue Yield: 5.93%), 8/1/2035	765,113
2,500,000	[2,3]	Wisconsin Housing & EDA, Residual Interest Trust Receipts (Series 2007-K15), 15.013%, 9/1/2021	2,706,200
1,250,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	1,262,863
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare)/(United States Treasury PRF 5/1/2012@100), 5/1/2026	1,152,240
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--continued
$880,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare)/(United States Treasury PRF 5/1/2012@100), 5/1/2032	$1,019,058
1,400,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/(Original Issue Yield: 6.25%), 12/1/2034	1,444,912
750,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25% (Southwest Health Center)/(Original Issue Yield: 6.32%), 4/1/2034	797,220
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	1,097,500
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.25% (Wheaton Franciscan HealthCare), 8/15/2031	2,112,960
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	2,001,660
1,250,000		Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	1,250,338
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	531,100
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	1,731,288
1,000,000		Wisconsin State HEFA, Revenue Bonds, Series 1998, 5.75% (Attic Angel Obligated Group)/(United States Treasury PRF 11/17/2008@102)/(Original Issue Yield: 6.00%), 11/15/2027	1,049,380
1,000,000		Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.375% (Marshfield Clinic, WI), 2/15/2034	1,064,320
		TOTAL	19,986,152
		Wyoming--0.6%
2,000,000		Sweetwater County, WY, Solid Waste Disposal Refunding Revenue Bonds (Series 2005), 5.60% (FMC Corp.), 12/1/2035	2,135,260
1,500,000		Teton County, WY Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical Center)/(Original Issue Yield: 7.00%), 12/1/2027	1,605,645
		TOTAL	3,740,905
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $599,350,312)	632,550,869
		SHORT-TERM MUNICIPALS--0.3% [6]
		Alaska--0.2%
900,000		Valdez, AK Marine Terminal, (Series 2001) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.630%, 3/1/2007	900,000
300,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.630%, 3/1/2007	300,000
		TOTAL	1,200,000
		New York--0.2%
800,000		New York City, NY, (Series 2004H-1) Daily VRDNs (Bank of New York LOC), 3.600%, 3/1/2007	800,000
		TOTAL SHORT-TERM MUNICIPALS (AMORTIZED COST $2,000,000)	2,000,000
Principal Amount			Value
		OTHER--1.3%
$1,500,000	[2,3]	Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010	$1,653,750
2,000,000	[2,3]	Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	2,217,560
4,000,000		Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037	4,009,320
		TOTAL OTHER (IDENTIFIED COST $7,489,000)	7,880,630
		TOTAL INVESTMENTS--108.6% (IDENTIFIED COST $608,839,312) [7]	642,431,499
		OTHER ASSETS AND LIABILITIES - NET--(8.6)%	(51,052,672)
		TOTAL NET ASSETS--100%	$591,378,827

Securities that are subject to the federal alternative minimum tax (AMT) represent 21.5% of the Fund's portfolio as calculated based upon total market value.

Note that the Fund is the successor to Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization and the Predecessor Fund.

1 Underlying security in inverse floater structure (See Notes to Financial Statements, Note 2).

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $56,670,156, which represented 9.6% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At February 28, 2007, these liquid restricted securities amounted to $19,545,315, which represented 3.3% of total net assets.

4 Non-income producing.

5 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contract.

6 Current rate and next reset date shown for Variable Rate Demand Notes.

7 The cost of investments for federal tax purposes amounts to $550,553,723.

At February 28, 2007, the Fund had the following outstanding futures contract:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[4] U.S. Treasury Notes 10-Year Futures	260	$28,234,388	June 2007	$(147,358)

At February 28, 2007, the Fund had the following open swap contracts:

Counterparty	Reference Entity	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers	Libor Swap--15 Year	5.357%	3/25/2022	$14,593,000	$ 245,148
Lehman Brothers	BMA Swap--15 Year	3.909%	3/25/2022	$20,000,000	$ (285,589)

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FLOATs	--Puttable Floating Option Tax-Exempt Receipts
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LO	--Limited Obligation
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multifamily Housing
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $608,839,312)		$642,431,499
Cash		71,592
Income receivable		8,536,675
Receivable for investments sold		37,638,169
Receivable for shares sold		779,034
Receivable for daily variation margin		64,987
Other assets		4,007
TOTAL ASSETS		689,525,963
Liabilities:
Payable for floating rate certificate securities (Note 2)	$58,805,000
Payable for investments purchased	18,135,805
Payable for shares redeemed	922,038
Payable for Directors'/Trustees' fees	3,038
Payable for distribution services fee (Note 5)	88,820
Payable for shareholder services fee (Note 5)	148,887
Net payable for swap contracts	20,040,441
Accrued expenses	3,107
TOTAL LIABILITIES		98,147,136
Net assets for 58,332,672 shares outstanding		$591,378,827
Net Assets Consist of:
Paid-in capital		$606,067,961
Net unrealized appreciation of investments		33,404,388
Accumulated net realized loss on investments, futures contracts and swap contracts		(48,963,945)
Undistributed net investment income		870,423
TOTAL NET ASSETS		$591,378,827

Statement of Assets and Liabilities-continued

February 28, 2007 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($238,765,407 ÷ 23,548,835 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$10.14
Offering price per share (100/95.50 of $10.14) [1]	$10.62
Redemption proceeds per share	$10.14
Class B Shares:
Net asset value per share ($96,692,843 ÷ 9,541,724 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$10.13
Offering price per share	$10.13
Redemption proceeds per share (94.50/100 of $10.13) [1]	$9.57
Class C Shares:
Net asset value per share ($57,734,519 ÷ 5,695,997 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$10.14
Offering price per share	$10.14
Redemption proceeds per share (99.00/100 of $10.14) [1]	$10.04
Class F Shares:
Net asset value per share ($198,186,058 ÷ 19,546,116 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$10.14
Offering price per share (100/99.00 of $10.14) [1]	$10.24
Redemption proceeds per share (99.00/100 of $10.14) [1]	$10.04

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2007 (unaudited)

Investment Income:
Interest			$18,484,135
Expenses:
Investment adviser fee (Note 5)		$1,745,660
Administrative personnel and services fee (Note 5)		231,162
Custodian fees		12,537
Transfer and dividend disbursing agent fees and expenses		168,085
Directors'/Trustees' fees		8,727
Auditing fees		10,943
Legal fees		7,747
Portfolio accounting fees		89,198
Distribution services fee--Class B Shares (Note 5)		376,644
Distribution services fee--Class C Shares (Note 5)		206,608
Shareholder services fee--Class A Shares (Note 5)		287,475
Shareholder services fee--Class B Shares (Note 5)		125,548
Shareholder services fee--Class C Shares (Note 5)		68,585
Shareholder services fee--Class F Shares (Note 5)		234,888
Share registration costs		28,308
Printing and postage		36,198
Insurance premiums		4,583
Taxes		12,812
Interest and trust expenses (Note 2)		1,526,786
Miscellaneous		5,366
TOTAL EXPENSES		5,187,860
Waivers (Note 5):
Waiver of investment adviser fee	$(805,040)
Waiver of administrative personnel and services fee	(9,464)
TOTAL WAIVERS		(814,504)
Net expenses			4,373,356
Net investment income			14,110,779
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments			2,619,073
Net realized loss on futures contracts			(34,353)
Net realized gain on swap contracts			52,300
Net change in unrealized appreciation of investments			4,245,102
Net change in unrealized depreciation of futures contracts			(147,358)
Net change in unrealized depreciation of swap contracts			(40,441)
Net realized and unrealized gain on investments, futures contracts and swap contracts			6,694,323
Change in net assets resulting from operations			$20,805,102

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2007	Year Ended 8/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,110,779	$26,184,679
Net realized gain (loss) on investments, futures contracts and swap contracts	2,637,020	(1,365,726)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	4,057,303	(183,393)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,805,102	24,635,560
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,737,892)	(10,457,499)
Class B Shares	(2,090,702)	(4,783,609)
Class C Shares	(1,139,286)	(2,004,306)
Class F Shares	(4,692,662)	(8,876,442)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,660,542)	(26,121,856)
Share Transactions:
Proceeds from sale of shares	50,121,006	130,837,287
Net asset value of shares issued to shareholders in payment of distributions declared	9,401,428	17,611,290
Cost of shares redeemed	(56,138,853)	(100,681,549)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,383,581	47,767,028
Change in net assets	10,528,141	46,280,732
Net Assets:
Beginning of period	580,850,686	534,569,954
End of period (including undistributed net investment income of $870,423 and $420,186, respectively)	$591,378,827	$580,850,686

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2007 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Municipal High Yield Advantage Fund (the "Fund"), a non-diversified portfolio. The assets of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income which is generally exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes. The Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (the "Predecessor Fund") pursuant to a reorganization on November 10, 2006. Prior to the date of the reorganization, the Fund did not have any investment operations. On the date of the reorganization, November 10, 2006, the Predecessor Fund's assets (inclusive of liabilities recorded on the Predecessor Fund's records) were transferred into the Fund and the Predecessor Fund was dissolved on or within a short period of time after the date of the reorganization.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curves computations and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

Prior to the reorganization which occurred on November 10, 2006, as an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year. Subsequent to the reorganization as a portfolio of the Trust, the Fund is no longer subject to the tax.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index or other reference instrument. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 28, 2007, the Fund had realized gains on swap contracts of $52,300.

Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract, from unanticipated changes in the value of the financial index on which the swap agreement is based, or from unfavorable changes in market conditions or interest rates. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund, that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investments, and the related floating rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the Statement of Assets and Liabilities. At February 28, 2007, Fund investments with a value of $105,717,922 are held by the trusts and serve as collateral for the $58,805,000 in floating rate certificate securities outstanding at that date. The Fund recorded interest and trust expenses of $1,526,786 for these investments for the six months ended February 28, 2007.

While these inverse floater structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Futures Contracts

The Fund may periodically sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2007, the Fund had net realized losses on futures contracts of $34,353.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	9/23/1999	$1,969,900
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	6/24/2005	$1,000,000
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	3/30/2005	$1,000,000
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management, Inc.), 11/1/2023	10/28/2005	$2,000,000
California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	6/7/1999	$1,270,000
California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	7/13/2001	$ 980,000
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/ (United States Treasury PRF 10/1/2012 @102), 10/1/2033	5/9/2003	$1,000,000
Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original Issue Yield: 6.50%), 5/15/2050	7/15/2005	$ 541,890
Security	Acquisition Date	Acquisition Cost
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$ 1,000,000
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	12/23/2004	$ 1,279,850
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	12/9/2004	$ 986,780
Harrisburg, PA Authority, University Revenue Bonds (Series 2006B), 6.00% (Harrisburg University of Science & Technology), 9/1/2036	12/15/2006	$ 2,000,000
Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	7/27/1999	$ 2,445,000
Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	8/30/2000	$1,953,424
Miami Beach, FL Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029	4/26/2004	$ 675,248
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3/15/2005	$6,000,000
New York City, NY IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$2,000,000
New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum), 2/15/2019	8/7/2006	$1,700,000
Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	12/5/2005	$2,000,000
Pima County, AZ IDA, Education Facilities Revenue Bonds (Series 2006), 6.375% (Choice Education & Development Corp.), 6/1/2036	5/25/2006	$1,500,000
Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/ (Original Issue Yield: 8.365%), 3/1/2032	3/25/2002	$1,920,000
Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031	10/9/2001	$1,485,000
Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005), 6.00%, 7/1/2030	12/21/2005	$1,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 2/28/2007		Year Ended 8/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,323,409	$23,421,753	7,503,623	$74,337,110
Shares issued to shareholders in payment of distributions declared	430,957	4,331,323	801,661	7,919,370
Shares redeemed	(2,688,413)	(27,061,421)	(4,107,724)	(40,663,903)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	65,953	$691,655	4,197,560	$41,592,577

	Six Months Ended 2/28/2007		Year Ended 8/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	321,826	$3,240,842	1,248,186	$12,353,838
Shares issued to shareholders in payment of distributions declared	131,273	1,319,085	298,200	2,946,089
Shares redeemed	(1,511,821)	(15,223,023)	(2,977,064)	(29,456,736)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,058,722)	$(10,663,096)	(1,430,678)	$(14,156,809)

	Six Months Ended 2/28/2007		Year Ended 8/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	807,792	$8,132,457	2,018,908	$19,982,931
Shares issued to shareholders in payment of distributions declared	73,649	740,233	135,794	1,341,438
Shares redeemed	(466,030)	(4,697,963)	(1,094,868)	(10,837,576)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	415,411	$4,174,727	1,059,834	$10,486,793

	Six Months Ended 2/28/2007		Year Ended 8/31/2006
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,521,449	$15,325,954	2,441,426	$24,163,408
Shares issued to shareholders in payment of distributions declared	299,554	3,010,787	547,068	5,404,393
Shares redeemed	(909,533)	(9,156,446)	(1,993,129)	(19,723,334)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	911,470	$9,180,295	995,365	$9,844,467
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	334,112	$3,383,581	4,822,081	$47,767,028

4. FEDERAL TAX INFORMATION

At February 28, 2007, the cost of investments for federal tax purposes was $550,553,723. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and swap contracts was $33,072,776. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,994,872 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,922,096.

At August 31, 2006, the Fund had a capital loss carryforward of $50,716,294 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 24,259,223
2009	$ 4,968,940
2010	$ 3,907,651
2011	$ 5,101,855
2012	$ 3,341,471
2013	$ 7,976,021
2014	$ 1,161,133

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, the Adviser voluntarily waived $805,040 of its fee.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.3233% effective January 1, 2006 and may not be increased until after December 31, 2010.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2007, FSC retained $72,657 of fees paid by the Fund. For the six months ended February 28, 2007, the Fund's Class A Shares and Class F Shares did not incur a distribution services fee.

Sales Charges

For the six months ended February 28, 2007, FSC retained $45,069 in sales charges from the sale of Class A Shares. FSC also retained $2,266 of contingent deferred sales charges relating to redemptions of Class A Shares, $4,359 relating to redemptions of Class C Shares and $4,375 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended February 28, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $85,160,000 and $81,020,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT RISK

Although the Fund has a diversified portfolio, the Fund has 42.4% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2007, were as follows:

Purchases	$103,460,824
Sales	$103,269,403

8. LINE OF CREDIT

The Trust participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of February 28, 2007, there were no outstanding loans. During the six months ended February 28, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment portfolio, as proposed by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with the proposed tax-free reorganization of Federated Municipal High Yield Advantage Fund, Inc. (the "Predecessor Fund") from a Maryland corporation to a Massachusetts Business Trust, pursuant to which shareholders of the Predecessor Fund would become shareholders of the Fund. Except for changes to certain fundamental investment limitations, there were no other changes proposed to the investment objectives, policies or portfolio manager(s), and the proposed investment advisory contract for Fund would contain substantially identical terms and conditions to the advisory contract of the Predecessor Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Predecessor Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Predecessor Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Predecessor Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Predecessor Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Predecessor Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Predecessor Fund by the Adviser and its affiliates; the preferences and expectations of Predecessor Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Predecessor Fund's performance for the three year period was above the median of the relevant peer group, and the Predecessor Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Predecessor Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Predecessor Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Predecessor Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the approval of the proposed advisory contract containing terms and provisions substantially identical to those applicable to the Predecessor Fund, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Predecessor Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Predecessor Fund by the Adviser and its affiliates was satisfactory.

In its decision to approve the proposed investment advisory contract for the Fund, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to not approve an advisory contract. In particular, the Board recognized that most shareholders have invested in the Predecessor Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Predecessor Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923864
Cusip 313923856
Cusip 313923849
Cusip 313923831

8040407 (4/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2007

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2007		2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.03		$11.23	$11.36	$11.17	$11.22	$11.06
Income From Investment Operations:
Net investment income	0.23		0.45	0.44	0.43	0.45	0.50
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.01		(0.20)	(0.13)	0.19	(0.05)	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.24		0.25	0.31	0.62	0.40	0.66
Less Distributions:
Distributions from net investment income	(0.23)		(0.45)	(0.44)	(0.43)	(0.45)	(0.50)
Net Asset Value, End of Period	$11.04		$11.03	$11.23	$11.36	$11.17	$11.22
Total Return [2]	2.21%		2.33%	2.78%	5.60%	3.58%	6.15%

Ratios to Average Net Assets:
Net expenses	0.50	% [3]	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.25	% [3]	4.10%	3.91%	3.76%	3.96%	4.53%
Expense waiver [4]	(0.35	)% [3]	0.32%	0.32%	0.36%	0.36%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$162,192		$167,329	$213,304	$164,213	$147,959	$134,718
Portfolio turnover	9%		22%	21%	20%	15%	19%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchases or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2006	Ending Account Value 2/28/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,022.10	$2.51
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.32	$2.51

1 Expenses are equal to the Fund's annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At February 28, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	44.2%
Prerefunded	21.9%
Hospital	14.8%
General Obligation--Local	10.5%
Resource Recovery	2.5%
Other [2]	5.0%
Other Assets and Liabilities--Net [3]	1.1%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Prerefunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications which constitute less than 2.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2007 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS--98.5%
	Michigan--98.5%
$500,000	Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2014	$539,810
1,000,000	Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2017	1,077,670
365,000	Anchor Bay, MI School District, School Building & Site UT GO Bonds (Series II), 6.125% (FGIC INS), 5/1/2011	399,076
1,070,000	Anchor Bay, MI School District, UT GO Bonds (Series 1999I), 5.75% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.80%), 5/1/2014	1,116,737
1,300,000	Ann Arbor, MI Public School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2019	1,414,257
1,125,000	Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2021	1,211,670
1,060,000	Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2023	1,138,588
2,000,000	Bay City, MI School District, School Building & Site UT GO Bonds (Series 2006), 5.00% (FSA INS), 5/1/2014	2,162,420
1,090,000	Boyne City, MI Public School District, UT GO Bonds, 5.60% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.70%), 5/1/2014	1,134,221
1,000,000	Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (FSA INS), 5/1/2019	1,087,890
1,215,000	Bridgeport Spaulding, MI Community School District, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2015	1,314,702
1,125,000	Brighton Township, MI, LT GO Sanitary Sewer Drainage District, 5.25% (FSA INS)/(Original Issue Yield: 5.68%), 10/1/2020	1,161,123
1,245,000	Charlevoix, MI Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2016	1,321,592
1,905,000	Chippewa Valley, MI Schools, UT GO School Building & Site Bonds, 5.00% (FSA INS), 5/1/2019	2,056,886
1,400,000	Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2021	1,518,874
1,250,000	Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2022	1,355,138
Principal Amount		Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,000,000	Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	$1,103,010
1,000,000	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 1999A), 5.75% (United States Treasury PRF 1/1/2010@101)/(Original Issue Yield: 5.84%), 7/1/2019	1,065,450
2,000,000	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2006A), 5.00% (FSA INS), 7/1/2018	2,171,580
1,335,000	Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS), 4/1/2010	1,410,414
1,000,000	Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/(Original Issue Yield: 5.16%), 4/1/2019	1,032,910
1,000,000	Detroit, MI, UT GO Bonds, (Series A-1), 5.375% (MBIA Insurance Corp. INS), 4/1/2017	1,065,750
1,120,000	Detroit, MI, UT GO Bonds, (Series B), 5.00% (FSA INS), 4/1/2015	1,210,810
1,200,000	Detroit, MI, UT GO Bonds, (Series B), 5.00% (FSA INS), 4/1/2016	1,304,496
1,000,000	Detroit, MI, UT GO Refunding Bonds, 5.25% (AMBAC INS)/(Original Issue Yield: 5.29%), 5/1/2008	1,017,610
1,000,000	Detroit/Wayne County, MI Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.55%), 2/1/2011	1,021,230
1,000,000	Dickinson County, MI Economic Development Corp., Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.75% (International Paper Co.), 6/1/2016	1,069,950
2,000,000	Dickinson County, MI Economic Development Corp., Refunding PCR Bonds (Series 2004A), 4.80% (International Paper Co.), 11/1/2018	2,061,500
1,925,000	East Grand Rapids, MI Public School District, Refunding UT GO Bonds (Series 2001), 5.50% (Q-SBLF GTD), 5/1/2019	2,053,186
1,000,000	Ecorse, MI Public School District, UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2008@101)/(Original Issue Yield: 5.59%), 5/1/2017	1,030,850
675,000	Ferris State University, MI, Revenue Bonds, 5.40% (United States Treasury PRF 4/1/2007@101)/(Original Issue Yield: 5.45%), 10/1/2009	682,783
1,000,000	Grand Blanc, MI Community Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2015	1,078,800
200,000	Grand Rapids, MI Downtown Development Authority, Tax Increment Revenue Bonds, 6.60% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.70%), 6/1/2008	202,694
1,000,000	Hartland, MI Consolidated School District, Refunding UT GO Bonds, 5.375% (Q-SBLF GTD), 5/1/2016	1,060,220
Principal Amount		Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,650,000	Hartland, MI Consolidated School District, UT GO Bonds, 5.75% (Q-SBLF GTD), 5/1/2010	$1,753,406
1,375,000	Howell, MI Public Schools, Refunding UT GO Bonds (Series 2001), 5.25% (Q-SBLF GTD), 5/1/2014	1,451,230
1,575,000	Howell, MI Public Schools, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2017	1,662,318
2,000,000	Howell, MI Public Schools, UT GO Bonds, 5.875% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.95%), 5/1/2022	2,092,540
2,000,000	Jackson County, MI Public Schools, UT GO Bonds, 5.60% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.70%), 5/1/2019	2,116,420
1,575,000	Jenison, MI Public Schools, UT GO Refunding Bonds, 5.25% (FGIC INS), 5/1/2011	1,670,429
1,000,000	Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018	1,090,310
1,000,000	Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2019	1,087,890
1,345,000	Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020	1,451,551
1,250,000	Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital), 7/1/2020	1,342,350
1,925,000	Lake Fenton, MI Community Schools, UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2012@100), 5/1/2017	2,089,568
1,000,000	Lake Orion, MI School District, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.89%), 5/1/2015	1,062,670
1,700,000	Lake Superior State University, MI, General Revenue Bonds, 5.50% (AMBAC INS), 11/15/2021	1,826,582
2,275,000	Lakeview, MI Public School District, Refunding UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2017	2,504,093
1,000,000	Lanse Creuse, MI Public Schools, UT GO Bonds (Series 2000), 5.40% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.50%), 5/1/2016	1,052,270
1,000,000	Lansing, MI School District, Refunding School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2020	1,069,510
1,000,000	Madison, MI District Public Schools, Refunding UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2009@100), 5/1/2015	1,038,500
2,000,000	Mattawan, MI Consolidated School District, UT GO Bonds, 5.65% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.67%), 5/1/2018	2,119,400
1,350,000	Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, (Series XVII-A), 5.65% (AMBAC INS), 6/1/2010	1,369,494
Principal Amount		Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,000,000	Michigan Municipal Bond Authority Clean Water Revolving Fund, Revenue Bonds (Series 2006), 5.00%, 10/1/2022	$1,087,280
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds (Series 2005B), 5.00% (Detroit, MI City School District)/(FSA INS), 6/1/2015	1,080,780
2,190,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund)/(United States Treasury PRF 10/1/2009@101), 10/1/2013	2,316,451
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Clean Water Revolving Fund)/(United States Treasury PRF 10/1/2009@101), 10/1/2015	1,060,810
1,000,000	Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%, 10/15/2019	1,072,390
2,000,000	Michigan State Building Authority, Revenue Bonds (Series 2006 IA)/ (FGIC INS), 10/15/2021	1,044,920
1,100,000	Michigan State Building Authority, Refunding Revenue Bonds, (Series 1), 4.75% (Original Issue Yield: 4.98%), 10/15/2018	1,124,772
1,500,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.50% (Henry Ford Health System, MI)/(United States Treasury COL), 3/1/2013	1,640,880
1,000,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.75% (Sparrow Obligated Group, MI), 11/15/2016	1,078,260
1,200,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Sparrow Obligated Group, MI)/(MBIA Insurance Corp. INS), 11/15/2016	1,292,208
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Sparrow Obligated Group, MI)/(MBIA Insurance Corp. INS), 11/15/2017	1,073,930
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette General Hospital, MI), 5/15/2012	1,036,720
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette General Hospital, MI), 5/15/2013	1,040,800
2,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2006A), 5.00% (MidMichigan Obligated Group), 4/15/2026	2,098,540
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2021	1,066,500
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.90% (St. John Hospital, MI)/(United States Treasury COL)/ (Original Issue Yield: 5.05%), 5/15/2013	1,023,510
1,300,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI), 3/1/2016	1,392,066
Principal Amount		Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,175,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity Healthcare Credit Group)/(Original Issue Yield: 6.14%), 12/1/2020	$1,267,567
1,000,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	1,026,200
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy Health System)/(MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.55%), 8/15/2014	2,122,140
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	2,133,040
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005C), 5.00% (McLaren Health Care Corp.), 8/1/2020	2,113,940
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Trinity Healthcare Credit Group), 12/1/2026	2,126,900
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (Chelsea Community Hospital)/(Original Issue Yield: 5.30%), 5/15/2012	1,012,740
1,400,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds, (Series A), 5.50% (MidMichigan Obligated Group)/(FSA INS), 6/1/2008	1,430,100
3,500,000	Michigan State House of Representatives, Certificates of Participation, 5.29% accrual (Capitol Outlook LLC)/(AMBAC INS)/(Original Issue Yield: 5.29%), 8/15/2022	1,834,875
565,000	Michigan State Housing Development Authority, LO MFH Refunding Revenue Bonds (Series 2000A), 6.30% (Oakbrook Villa Townhomes)/(GNMA Collateralized Home Mortgage Program GTD), 7/20/2019	598,832
1,000,000	Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2001A), 5.30% (MBIA Insurance Corp. INS), 12/1/2016	1,032,430
820,000	Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013	865,412
2,000,000	Michigan State Strategic Fund, Revenue Bonds, 4.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2014	1,972,240
175,000	Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	178,239
325,000	Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(United States Treasury PRF 7/1/2008@101)/ (Original Issue Yield: 5.422%), 7/1/2018	334,867
1,000,000	Michigan State Strategic Fund, Solid Disposal LT Obligation Refunding Revenue Bonds (Series 2002), 4.625% (Waste Management, Inc.), 12/1/2012	1,017,890
Principal Amount		Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$1,000,000	Michigan State Strategic Fund, Solid Waste Refunding LO Revenue Bonds, 4.50% (Waste Management, Inc.), 12/1/2013	$1,009,230
1,000,000	Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (United States Treasury PRF 11/1/2011@100), 11/1/2018	1,075,240
2,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2014	2,171,260
1,250,000	Milan, MI Area Schools, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.86%), 5/1/2020	1,328,338
1,350,000	North Branch, MI Area Schools, UT GO School Building and Site Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2017	1,463,157
500,000	Portage, MI Public Schools, UT GO Refunding Bonds, 4.45% (FSA INS)/ (Original Issue Yield: 4.57%), 5/1/2012	507,955
1,170,000	Romulus, MI Community Schools, UT GO Bonds, 6.00% (United States Treasury PRF 5/1/2009@100), 5/1/2011	1,227,166
1,130,000	Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (FSA INS), 11/1/2022	1,229,316
1,100,000	Roseville, MI Community Schools, School Building & Site Refunding UT GO Bonds, 5.00% (FSA INS), 5/1/2021	1,193,401
1,400,000	Saginaw, MI City School District, School Building and Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018	1,526,434
1,000,000	Saginaw, MI Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2004G), 5.00% (Covenant Medical Center, Inc.), 7/1/2017	1,048,110
1,500,000	Saginaw, MI Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant Medical Center, Inc.)/(MBIA Insurance Corp. INS), 7/1/2013	1,569,960
5,000,000	Saginaw, MI Hospital Finance Authority, Revenue Bonds, (Series F), 6.50% (Covenant Medical Center, Inc.)/(Original Issue Yield: 6.645%), 7/1/2030	5,419,400
1,000,000	Sault Ste Marie, MI Area Public Schools, UT GO Bonds, 5.375% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.65%), 5/1/2019	1,035,910
675,000	South Lyon, MI Community School District, UT GO Bonds, (Series A), 5.75% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.85%), 5/1/2019	717,302
1,675,000	Southfield, MI Public Schools, UT GO School Building and Site Bonds (Series B), 5.00% (FSA INS), 5/1/2012	1,778,230
1,700,000	Spring Lake, MI Public School District No. 41, UT GO School Building and Site Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2018	1,853,527
1,130,000	Taylor, MI Building Authority, Refunding LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2015	1,234,728
1,250,000	Trenton, MI Building Authority, LT GO Bonds, 5.625% (AMBAC INS)/(Original Issue Yield: 5.73%), 10/1/2021	1,343,763
170,000	Troy, MI City School District, Refunding UT GO Bonds, 4.75% (Q-SBLF GTD)/ (Original Issue Yield: 4.80%), 5/1/2008	170,275
Principal Amount		Value
	MUNICIPAL BONDS--continued
	Michigan--continued
$2,000,000	Troy, MI City School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2020	$2,171,420
1,000,000	University of Michigan, Refunding Revenue Bonds, (Series A-1), 5.25% (University of Michigan Health System), 12/1/2009	1,028,130
500,000	Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2017	548,135
1,000,000	Utica, MI Community Schools, UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2016	1,071,940
1,000,000	Utica, MI Community Schools, UT GO School Building & Site Refunding Bonds, 5.50% (United States Treasury PRF 5/1/2012@100), 5/1/2016	1,085,490
1,625,000	Warren Woods, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018	1,771,754
1,000,000	Waverly, MI Community Schools, School Building and Site UT GO Bonds (Series 2000), 5.75% (United States Treasury PRF 5/1/2010@100), 5/1/2015	1,062,670
1,000,000	Wayne County, MI Building Authority, LT GO Capital Improvement Bonds, 5.35% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.40%), 6/1/2009	1,019,920
1,775,000	West Bloomfield, MI School District, Refunding UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2011@100), 5/1/2015	1,900,297
900,000	West Bloomfield, MI School District, UT GO Bonds, 5.70% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.75%), 5/1/2014	955,062
1,000,000	West Branch Rose City, MI Area School District, UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.60%), 5/1/2017	1,038,500
1,025,000	Whitehall, MI District Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2016	1,105,309
1,250,000	Willow Run, MI Community School District, UT GO Bonds, 5.00% (FSA INS), 5/1/2015	1,360,263
740,000	Wyandotte, MI Electric Authority, Refunding Revenue Bonds, 6.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.55%), 10/1/2008	756,665
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $154,014,500)	159,880,914
	SHORT-TERM MUNICIPALS--0.4% [1]
	Michigan--0.4%
600,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.650%, 3/1/2007 (AT AMORTIZED COST)	600,000
	TOTAL MUNICIPAL INVESTMENTS--98.9% (IDENTIFIED COST $154,614,500) [2]	160,480,914
	OTHER ASSETS AND LIABILITIES - NET--1.1%	1,711,031
	TOTAL NET ASSETS--100%	$162,191,945

Securities that are subject to the federal alternative minimum tax (AMT) represents 5.2% of the Fund's portfolio as calculated based upon total market value.

1 Current rate and next reset date shown for Variable Rate Demand Notes.

2 The cost of investments for federal tax purposes amounts to $154,585,507.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LO	--Limited Obligation
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multifamily Housing
PCR	--Pollution Control Revenue
PRF	--Prerefunded
Q-SBLF	--Qualified State Bond Loan Fund
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $154,614,500)		$160,480,914
Cash		41,340
Income receivable		2,389,582
Receivable for shares sold		163,013
Other assets		11,129
TOTAL ASSETS		163,085,978
Liabilities:
Payable for shares redeemed	$605,388
Income distribution payable	216,709
Payable for shareholder services fee (Note 5)	48,983
Accrued expenses	22,953
TOTAL LIABILITIES		894,033
Net assets for 14,688,290 shares outstanding		$162,191,945
Net Assets Consist of:
Paid-in capital		$157,864,104
Net unrealized appreciation of investments		5,866,414
Accumulated net realized loss on investments, futures contracts and swap contracts		(1,544,971)
Undistributed net investment income		6,398
TOTAL NET ASSETS		$162,191,945
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($162,191,945 ÷ 14,688,290 shares outstanding) no par value, unlimited shares authorized		$11.04
Offering price per share (100/97.00 of $11.04) [1]		$11.38
Redemption proceeds per share		$11.04

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2007 (unaudited)

Investment Income:
Interest			$3,888,635
Expenses:
Investment adviser fee (Note 5)		$326,969
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		4,613
Transfer and dividend disbursing agent fees and expenses		26,206
Directors'/Trustees' fees		1,930
Auditing fees		9,781
Legal fees		4,377
Portfolio accounting fees		31,836
Shareholder services fee (Note 5)		191,090
Share registration costs		9,620
Printing and postage		9,140
Insurance premiums		3,621
Miscellaneous		1,364
TOTAL EXPENSES		694,931
Waivers (Note 5):
Waiver of investment adviser fee	$(270,178)
Waiver of administrative personnel and services fee	(12,096)
TOTAL WAIVERS		(282,274)
Net expenses			412,657
Net investment income			3,475,978
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			671,435
Net change in unrealized appreciation of investments			(467,810)
Net realized and unrealized gain on investments			203,625
Change in net assets resulting from operations			$3,679,603

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2007	Year Ended 8/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,475,978	$8,073,846
Net realized gain (loss) on investments	671,435	(126,788)
Net change in unrealized appreciation/depreciation of investments	(467,810)	(4,006,299)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,679,603	3,940,759
Distributions to Shareholders:
Distributions from net investment income	(3,469,545)	(8,057,150)
Share Transactions:
Proceeds from sale of shares	11,286,812	36,330,803
Net asset value of shares issued to shareholders in payment of distributions declared	2,159,305	5,051,002
Cost of shares redeemed	(18,793,523)	(83,240,243)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,347,406)	(41,858,438)
Change in net assets	(5,137,348)	(45,974,829)
Net Assets:
Beginning of period	167,329,293	213,304,122
End of period (including undistributed (distributions in excess) of net investment income of $6,398 and $(35), respectively)	$162,191,945	$167,329,293

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2007 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers one class of shares: Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 2/28/2007	Year Ended 8/31/2006
Shares sold	1,022,153	3,293,231
Shares issued to shareholders in payment of distributions declared	195,618	458,779
Shares redeemed	(1,705,132)	(7,570,742)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(487,361)	(3,818,732)

4. FEDERAL TAX INFORMATION

At February 28, 2007, the cost of investments for federal tax purposes was $154,585,507. The net unrealized appreciation of investments for federal tax purposes was $5,895,407. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,918,944 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,537.

At August 31, 2006, the Fund had a capital loss carryforward of $2,134,604 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 804,301
2009	$ 2,481
2011	$ 100,968
2012	$ 16,083
2013	$ 1,204,477
2014	$ 6,294

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, the Adviser voluntarily waived $270,178 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007 the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Sales Charges

For the six months ended February 28, 2007, Federated Securities Corp., the principal distributor, retained $67 in sales charges from the sale of the Fund's Shares. FSC also retained $131 of contingent deferred sales charges relating to redemptions of the Fund's Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended February 28, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $13,200,000 and $14,200,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2007, were as follows:

Purchases	$14,168,538
Sales	$19,348,817

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2007, 44.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported backed by a letter of credit from any one institution or agency was 19.7% of total investments.

8. LINE OF CREDIT

The Trust participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of February 28, 2007, there were no outstanding loans. During the six months ended February 28, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923302

3032602 (4/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated North Carolina Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2007

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2007		2006	[1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.85		$11.07		$11.05	$10.92	$11.07	$10.99
Income From Investment Operations:
Net investment income	0.24		0.48		0.47	0.48	0.48	0.50
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.04		(0.22)		0.02	0.13	(0.15)	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.28		0.26		0.49	0.61	0.33	0.58
Less Distributions:
Distributions from net investment income	(0.24)		(0.48)		(0.47)	(0.48)	(0.48)	(0.50)
Net Asset Value, End of Period	$10.89		$10.85		$11.07	$11.05	$10.92	$11.07
Total Return [2]	2.58%		2.48	% [3]	4.57%	5.61%	2.93%	5.48%

Ratios to Average Net Assets:
Net expenses	0.86	% [4,5]	0.74%		0.78%	0.79%	0.79%	0.79%
Net investment income	4.41	% [4]	4.45%		4.29%	4.26%	4.22%	4.62%
Expense waiver/reimbursement [6]	0.78	% [4]	0.76%		0.63%	0.56%	0.49%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,544		$47,174		$62,000	$56,289	$82,430	$55,261
Portfolio turnover	11%		13%		12%	16%	16%	21%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the shareholder service provider, which had an impact of 0.06% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 Includes 0.07% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2006	Ending Account Value 2/28/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,025.80	$4.32
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.53	$4.31

1 Expenses are equal to the Fund's annualized net expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At February 28, 2007, the Fund's sector composition was as follows: 1

Sector Composition	Percentage of Total Net Assets
Insured	45.6%
Senior Care	12.1%
Refunded	8.7%
Hospital	8.2%
Special Tax	6.5%
Public Power	4.5%
Industrial Development Bond/Pollution Control Revenue	4.4%
Education	3.8%
Single Family Housing	2.6%
General Obligation--Local	2.2%
Other [2]	2.2%
Other Assets and Liabilities--Net [3]	(0.8)%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

2 For purposes of this table, sector classifications constitute 98.6% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2007 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--96.0%
		North Carolina--85.2%
$1,190,000		Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (FSA INS)/ (Original Issue Yield: 5.65%), 7/15/2025	$1,275,763
880,000		Asheville, NC Housing Authority, MFH Revenue Bonds, 5.625% TOBs (Oak Knoll Apartments Project)/(FNMA GTD) 9/1/2021	929,562
500,000		Broad River, NC Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (United States Treasury PRF 6/1/2010@101)/(Original Issue Yield: 5.55%), 6/1/2026	531,160
2,000,000		Charlotte, NC Airport, Revenue Bonds, (Series B), 5.875% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.95%), 7/1/2019	2,101,360
500,000		Columbus County, NC Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85% (International Paper Co.), 12/1/2020	514,870
1,000,000		Fayetteville, NC Public Works Commission, Revenue Bonds (Series 1999), 5.70% (United States Treasury PRF 3/1/2010@101)/(Original Issue Yield: 5.79%), 3/1/2019	1,067,760
500,000		Gaston County, NC Industrial Facilities and PCFA, Exempt Facilities Revenue Bonds, 5.75% (National Gypsum Co.), 8/1/2035	538,825
750,000		Harnett County, NC, COPs, 5.50% (FSA INS), 12/1/2015	800,452
1,000,000		Haywood County, NC Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion International Corp.)/(Original Issue Yield: 6.42%), 11/1/2024	1,055,660
1,000,000		High Point, NC, Public Improvement UT GO Bonds (Series 2000B), 5.50% (Original Issue Yield: 5.67%), 6/1/2018	1,075,030
500,000		North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2005A), 5.00% (Duke University), 10/1/2041	531,175
500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	533,860
500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, 1/1/2019	539,095
645,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019	662,015
550,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018	566,770
300,000		North Carolina Medical Care Commission, FHA Insured Mortgage Revenue Bonds (Series 2003), 5.375% (Betsy Johnson Regional Hospital)/(FSA INS), 10/1/2024	323,862
500,000	[1]	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian Homes, Inc.)/(United States Treasury LOC 4/1/2011@101)/(Original Issue Yield: 7.00%), 4/1/2031	552,915
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--continued
$250,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2005A), 6.00% (Pennybyrn at Maryfield), 10/1/2023	$265,482
1,500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2036	1,564,125
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(Original Issue Yield: 6.40%), 3/1/2027	535,185
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes, Inc.)/(Original Issue Yield: 7.00%), 10/1/2021	552,050
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	519,660
470,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2006), 5.10% (Moravian Homes, Inc.), 10/1/2030	480,716
1,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	1,060,800
250,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.33%), 1/1/2021	260,933
200,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.38%), 1/1/2022	208,658
1,205,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25% (Cleveland Community Healthcare)/(AMBAC INS), 7/1/2021	1,305,521
1,230,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham Memorial Hospital)/(Radian Asset Assurance INS), 10/1/2019	1,334,673
625,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.593%), 10/1/2019	650,931
400,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	433,544
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.74%), 11/1/2025	1,064,680
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--continued
$500,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2002A), 5.375% (Southeastern Regional Medical Center)/(Original Issue Yield: 5.48%), 6/1/2032	$526,520
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	1,060,760
685,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 5.50% (Maria Parham Medical Center)/(Radian Asset Assurance INS), 10/1/2018	740,821
250,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(Original Issue Yield: 6.35%), 9/1/2021	266,120
500,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens Estates)/(Original Issue Yield: 6.50%), 7/1/2023	543,140
550,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 6.00% (Cypress Glen)/(Original Issue Yield: 6.092%), 10/1/2033	586,509
500,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2005A), 5.50% (United Methodist Retirement Homes)/(Original Issue Yield: 5.55%), 10/1/2035	517,205
500,000		North Carolina Medical Care Commission, Revenue Refunding Bonds (Series 2006B), 5.20% (Presbyterian Homes, Inc.), 10/1/2021	516,995
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 1999B), 6.50% (Original Issue Yield: 6.73%), 1/1/2020	1,077,070
1,000,000		Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Northern Hospital of Surry County)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.242%), 10/1/2021	1,048,460
1,000,000		Onslow County, NC Hospital Authority, FHA Insured Mortgage Revenue Bonds, 5.00% (Onslow Memorial Hospital)/(FHA GTD)/(MBIA Insurance Corp. INS), 10/1/2034	1,064,210
1,080,000		Onslow, NC Water & Sewer Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 6/1/2025	1,146,690
1,200,000		Piedmont Triad Airport Authority, NC, Airport Revenue Bonds (Series 1999A), 5.875% (FSA INS)/(Original Issue Yield: 6.02%), 7/1/2019	1,271,196
1,000,000		Pitt County, NC, COPs (Series 2000B), 5.50% (FSA INS)/(Original Issue Yield: 5.63%), 4/1/2025	1,056,510
500,000		Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 5.85%), 12/1/2021	534,095
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--continued
$500,000		Raleigh & Durham, NC Airport Authority, Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 5/1/2030	$531,320
1,000,000		Raleigh, NC Combined Enterprise System, Revenue Bonds (Series 2006A), 5.00%, 3/1/2036	1,070,330
1,000,000		Randolph County, NC, COPs (Series 2000), 5.60% (FSA INS)/(Original Issue Yield: 5.77%), 6/1/2018	1,051,730
1,000,000		Sampson County, NC, COPs, 4.50% (FSA INS), 6/1/2036	1,006,480
500,000		University of North Carolina System Pool, Revenue Bonds (Series 2006B), 4.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.38%), 10/1/2033	493,700
500,000		Wilmington, NC, Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (FSA INS)/(Original Issue Yield: 5.76%), 6/1/2018	534,970
		TOTAL	40,481,923
		Puerto Rico--9.7%
1,000,000		Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds (Series 2006A), 4.50% (CDC IXIS Financial Guaranty N.A. INS), 7/1/2036	1,015,970
500,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	521,190
395,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	428,283
500,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	527,440
2,000,000	[2]	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds (Series 2006), 5.00%, 7/1/2046	2,108,080
		TOTAL	4,600,963
		Virgin Islands--1.1%
500,000		University of the Virgin Islands, UT GO Bonds (Series A), 5.375% (Original Issue Yield: 5.43%), 6/1/2034	535,785
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $43,091,654)	45,618,671
		SHORT-TERM MUNICIPALS--4.8% [3]
		North Carolina--2.7%
1,300,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial), 3.660%, 3/1/2007	1,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Puerto Rico--2.1%
$1,000,000		Puerto Rico (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.340%, 3/7/2007	$1,000,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	2,300,000
		TOTAL MUNICIPAL INVESTMENTS--100.8% (IDENTIFIED COST $45,391,654) [4]	47,918,671
		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(374,425)
		TOTAL NET ASSETS--100%	$47,544,246

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.5% of the Fund's portfolio as calculated based upon total market value.

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2 Underlying security in inverse floater structure.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $44,392,310.

At February 28, 2007, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[5] U.S. Treasury Notes 10 Year Futures	(7)	$(760,157)	June 2007	$(3,967)

5 Non-income producing securities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
FHA	--Federal Housing Administration
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GDB	--Government Development Bank
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multifamily Housing
PCFA	--Pollution Control Financing Authority
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $45,391,654)		$47,918,671
Cash		46,944
Income receivable		692,407
Receivable for investments sold		10,000
Receivable for shares sold		5,244
Receivable for daily variation margin		1,750
TOTAL ASSETS		48,675,016
Liabilities:
Payable for floating rate certificate securities (Note 2)	$1,000,000
Payable for shares redeemed	48,440
Income distribution payable	52,053
Payable for transfer and dividend disbursing agent fees and expenses	10,746
Payable for legal fees	1,684
Payable for shareholder services fee (Note 5)	12,649
Accrued expenses	5,198
TOTAL LIABILITIES		1,130,770
Net assets for 4,364,976 shares outstanding		$47,544,246
Net Assets Consist of:
Paid-in capital		$45,729,875
Net unrealized appreciation of investments and futures contracts		2,523,050
Accumulated net realized loss on investments, futures contracts and swap contracts		(708,781)
Undistributed net investment income		102
TOTAL NET ASSETS		$47,544,246
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($47,544,246 ÷ 4,364,976 shares outstanding), no par value, unlimited shares authorized		$10.89
Offering price per share (100/95.50 of $10.89) [1]		$11.40
Redemption proceeds per share		$10.89

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2007 (unaudited)

Investment Income:
Interest			$1,223,581
Expenses:
Investment adviser fee (Note 5)		$92,680
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		1,200
Transfer and dividend disbursing agent fees and expenses		18,517
Directors'/Trustees' fees		1,063
Auditing fees		9,780
Legal fees		4,355
Portfolio accounting fees		24,800
Distribution services fee (Note 5)		57,925
Shareholder services fee (Note 5)		56,877
Share registration costs		9,125
Printing and postage		9,130
Interest and trust expenses (Note 2)		16,834
Insurance premiums		3,262
Miscellaneous		479
TOTAL EXPENSES		380,411
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(92,680)
Waiver of administrative personnel and services fee	(12,165)
Waiver of distribution services fee	(57,925)
Reimbursement of other operating expenses	(16,685)
TOTAL WAIVERS AND REIMBURSEMENT		(179,455)
Net expenses			200,956
Net investment income			1,022,625
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			325,239
Net realized gain on futures contracts			822
Net change in unrealized appreciation of investments			(118,928)
Net change in unrealized depreciation of futures contracts			(3,967)
Net realized and unrealized gain on investments and futures contracts			203,166
Change in net assets resulting from operations			$1,225,791

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2007	Year Ended 8/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,022,625	$2,285,527
Net realized gain on investments and futures contracts	326,061	378,550
Net change in unrealized appreciation/depreciation of investments and futures contracts	(122,895)	(1,603,087)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,225,791	1,060,990
Distributions to Shareholders:
Distributions from net investment income	(1,023,251)	(2,287,662)
Share Transactions:
Proceeds from sale of shares	4,364,191	11,305,161
Net asset value of shares issued to shareholders in payment of distributions declared	729,704	1,696,439
Cost of shares redeemed	(4,926,482)	(26,600,211)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	167,413	(13,598,611)
Change in net assets	369,953	(14,825,283)
Net Assets:
Beginning of period	47,174,293	61,999,576
End of period (including undistributed net investment income of $102 and $728, respectively)	$47,544,246	$47,174,293

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2007 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers one class of shares: Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. Interest from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Structures

The Fund participates in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the "Statement of Assets and Liabilities". At February 28, 2007, Fund investments with a value of $2,108,080 are held by the trust and serve as collateral for the $1,000,000 in floating rate certificate securities outstanding at that date. The Fund recorded interest and trust expenses of $16,834 for these investments for the six months ended February 28, 2007.

While these inverse floater securities are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation or borrowings that may be applicable to the Fund.

Futures Contracts

The Fund may periodically purchase or sell financial futures contracts to manage duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2007, the Fund had net realized gains on futures contracts of $822.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 2/28/2007	Year Ended 8/31/2006
Shares sold	401,700	1,041,103
Shares issued to shareholders in payment of distributions declared	67,047	156,545
Shares redeemed	(453,321)	(2,449,181)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	15,426	(1,251,533)

4. FEDERAL TAX INFORMATION

At February 28, 2007, the cost of investments for federal tax purposes was $44,392,310. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,526,361. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,526,361.

At August 31, 2006, the Fund had a capital loss carryforward of $1,036,641 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 90,641
2012	$494,501
2013	$451,499

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended February 28, 2007, the Adviser voluntarily waived $92,680 of its fee and voluntarily reimbursed $16,685 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, the net fee paid to FAS was 0.269% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, FSC voluntarily waived $57,925 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2007, FSC did not retain any fees paid by the Fund.

Sales Charges

For the six months ended February 28, 2007, FSC retained $6,367 in sales charges from the sale of the Fund's Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended February 28, 2007, FSSC did not receive any fees paid by the Fund.

Commencing on August 1, 2005 and ending May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder services fee agreements. This reimbursement amounted to $29,388 for the year ended August 31, 2006.

Interfund Transactions

During the six months ended February 28, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,000,000 and $6,600,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended February 28, 2007, were as follows:

Purchases	$5,063,790
Sales	$5,703,655

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2007, 45.6% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 15.6% of total investments.

8. LINE OF CREDIT

The Trust participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of February 28, 2007, there were no outstanding loans. During the year ended February 28, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923500

G02671-04 (4/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated New York Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2007

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2007		2006	[1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.73		$10.83		$10.65	$10.44	$10.59	$10.80
Income From Investment Operations:
Net investment income	0.22		0.45		0.45	0.46	0.44	0.49
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.13		(0.10)		0.18	0.21	(0.15)	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	0.35		0.35		0.63	0.67	0.29	0.29
Less Distributions:
Distributions from net investment income	(0.22)		(0.45)		(0.45)	(0.46)	(0.44)	(0.50)
Net Asset Value, End of Period	$10.86		$10.73		$10.83	$10.65	$10.44	$10.59
Total Return [2]	3.28%		3.30	% [3]	6.03%	6.51%	2.81%	2.79%

Ratios to Average Net Assets:
Net expenses	0.84	% [4,5]	0.70%		0.60%	0.61%	0.76%	0.91%
Net investment income	4.10	% [4]	4.19%		4.19%	4.31%	4.19%	4.72%
Expense waiver/reimbursement [6]	0.86	% [4]	1.06%		1.08%	1.07%	1.16%	1.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,764		$26,962		$26,307	$27,600	$26,273	$23,466
Portfolio turnover	14%		37%		20%	15%	8%	35%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund's Class A Shares were reimbursed by the shareholder service provider, which had an impact of 0.03% on the total return. See Notes to Financial Statements, (Note 5).

4 Computed on an annualized basis.

5 Includes 0.07% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2007		2006 [1]	2005	2004	2003	[2]
Net Asset Value, Beginning of Period	$10.73		$10.83	$10.65	$10.44	$10.65
Income From Investment Operations:
Net investment income	0.18		0.36	0.37	0.38	0.36
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.13		(0.10)	0.18	0.21	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	0.31		0.26	0.55	0.59	0.15
Less Distributions:
Distributions from net investment income	(0.18)		(0.36)	(0.37)	(0.38)	(0.36)
Net Asset Value, End of Period	$10.86		$10.73	$10.83	$10.65	$10.44
Total Return [3]	2.88%		2.47%	5.21%	5.72%	1.42%

Ratios to Average Net Assets:
Net expenses	1.61	% [4,5]	1.51%	1.37%	1.36%	1.51	% [4]
Net investment income	3.32	% [4]	3.38%	3.42%	3.56%	3.36	% [4]
Expense waiver/reimbursement [6]	0.61	% [4]	0.78%	0.83%	0.82%	0.91	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,203		$19,512	$22,304	$21,802	$19,000
Portfolio turnover	14%		37%	20%	15%	8%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from September 5, 2002 (date of initial public investment) to August 31, 2003.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 Includes 0.07% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2006	Ending Account Value 2/28/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,032.80	$4.23
Class B Shares	$1,000	$1,028.80	$8.10
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.63	$4.21
Class B Shares	$1,000	$1,016.81	$8.05

1 Expenses are equal to the Fund's annualized net expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.84%
Class B Shares	1.61%

Portfolio of Investments Summary Table

At February 28, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	42.9%
Education	10.4%
Hospital	10.0%
Refunded	8.0%
Transportation	4.1%
General Obligation--Local	3.5%
Senior Care	3.2%
Industrial Development Bonds/Pollution Control Revenue	2.6%
General Obligation--State	1.8%
Public Power	1.8%
Other [2]	11.6%
Other Assets and Liabilities--Net [3]	0.1%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured' sector. Prerefunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 98.6% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2007 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--99.6%
		New York--91.3%
$500,000		Albany County, NY IDA, IDRBs (Series 2004A), 5.375% (Albany College of Pharmacy), 12/1/2024	$530,365
500,000		Albany, NY IDA, Civic Facility Revenue Bonds, (Series A), 5.75% (Albany Law School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.83%), 10/1/2030	530,700
375,000		Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.20% (Beechwood Health Care Center, Inc.), 1/1/2040	380,944
500,000	[1]	Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing Corp.)/(AMBAC INS)/(Original Issue Yield: 5.82%), 8/1/2025	540,990
500,000		Broome County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 5.00% (University Plaza-Phase II)/(American Capital Access INS)/(Original Issue Yield: 5.05%), 8/1/2025	523,975
400,000		Cattaraugus County, NY IDA, Civic Facility Revenue Bonds, 5.10% (St. Bonaventure University), 5/1/2031	416,632
285,000		Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	318,371
785,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	821,385
500,000		East Rochester, NY Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's Residence Facility LLC)/(GNMA GTD), 12/20/2022	542,850
335,000		East Rochester, NY Housing Authority, Senior Living Revenue Bonds (Series 2006), 5.50% (Woodland Village, Inc.), 8/1/2033	346,628
200,000		Essex County, NY IDA, Environmental Improvement Revenue Bonds (Series 2006A), 4.60% (International Paper Co.), 12/1/2030	199,014
500,000		Essex County, NY IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 5.20% (International Paper Co.), 12/1/2023	520,950
750,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	792,315
500,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/(Original Issue Yield: 5.10%), 7/1/2033	521,755
1,000,000		Hudson Yards Infrastructure Corp. NY, Senior Revenue Bonds (Fiscal 2007 Series A), 4.50% (MBIA Insurance Corp. INS), 2/15/2047	1,006,290
220,000		Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (FSA INS), 7/1/2023	245,766
330,000		Kiryas Joel, NY, UT GO Notes, 6.10% BANs, 5/11/2007	330,657
500,000		Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes Memorial Hospital Civic Facility), 7/1/2030	518,595
1,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2006B), 5.00%, 12/1/2035	1,063,940
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$1,000,000		Long Island Power Authority, NY, Revenue Bonds (Series 2004A), 5.00% (AMBAC INS)/(Original Issue Yield: 5.10%), 9/1/2034	$1,059,840
500,000		Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2003A), 5.00% (Colgate University), 7/1/2023	528,885
320,000		Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2005A), 5.00% (Morrisville State College Foundation)/(CDC IXIS Financial Guaranty N.A. INS), 6/1/2028	343,257
250,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 1998A), 5.00% (MTA Dedicated Tax Fund)/(United States Treasury PRF 10/1/2015@100)/(Original Issue Yield: 5.22%), 4/1/2023	274,015
500,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA Transportation Revenue), 11/15/2035	533,250
500,000		Middletown, NY Housing Authority, MFH Housing Revenue Bonds (Series 2006), 4.80% (Summitfield & Moore Heights Apartments)/(FNMA GTD), 7/1/2039	504,395
500,000		Monroe County, NY IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.25%), 6/1/2026	531,650
500,000		Monroe County, NY IDA, Civic Facility Revenue Bonds, 5.25% (Nazareth College)/(MBIA Insurance Corp. INS), 10/1/2021	536,660
510,000		Monroe County, NY IDA, Student Housing Revenue Bonds (Series A), 5.375% (Rochester, NY Institute of Technology)/(Original Issue Yield: 5.46%), 4/1/2029	525,330
140,000		Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	146,552
500,000		Nassau County, NY IDA, IDRBs (Series 2003A), 5.25% (Keyspan-Glenwood Energy Center LLC)/(KeySpan Corp. GTD), 6/1/2027	523,275
500,000		New York City, NY IDA, (Series 1995) Civic Facility Revenue Bonds, 6.30% (College of New Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015	505,410
250,000		New York City, NY IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/(AMBAC INS), 7/1/2017	265,712
395,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island University Hospital), 7/1/2031	420,153
300,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.375% (Lycee Francais de New York Project)/(American Capital Access INS)/(Original Issue Yield: 5.43%), 6/1/2023	317,844
200,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island University Hospital), 7/1/2032	214,968
1,000,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2003), 5.00% (Roundabout Theatre Co., Inc.)/(American Capital Access INS), 10/1/2023	1,038,030
400,000	[2]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	425,508
335,000		New York City, NY IDA, PILOT Revenue Bonds (Series 2006), 4.75% (Yankee Stadium LLC)/(MBIA Insurance Corp. INS), 3/1/2046	346,953
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$250,000		New York City, NY IDA, Refunding & Improvement Civic Facility Revenue Bonds (Series 2006A), 5.25% (Mt. St. Vincent College, NY)/(Radian Asset Assurance INS), 6/1/2036	$260,320
500,000		New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	519,230
500,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	502,495
300,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	328,308
500,000		New York City, NY Municipal Water Finance Authority, Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026	519,130
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.25% (AMBAC INS), 8/1/2022	534,720
75,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50%, 6/1/2023	81,776
500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.25%, 8/15/2025	540,315
500,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2030	529,940
515,000		New York City, NY, UT GO Bonds (Series 2002C), 5.50%, 3/15/2015	559,537
500,000		New York Counties Tobacco Trust III, Revenue Bonds, 5.75% (Original Issue Yield: 5.93%), 6/1/2033	531,035
700,000		New York Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	821,646
300,000	[2]	New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum), 2/15/2019	316,836
500,000		New York State Dormitory Authority, City University of New York Housing Revenue Bonds (Series 2005), 5.25% (Educational Housing Services, Inc.)/ (AMBAC INS), 7/1/2020	566,320
500,000		New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125% (State University of New York)/(United States Treasury PRF 5/15/2012@101), 5/15/2021	540,080
500,000		New York State Dormitory Authority, FHA-INS Mortgage Nursing Home Revenue Bonds (Series 2001), 6.10% (Norwegian Christian Home and Health Center)/(MBIA Insurance Corp. INS), 8/1/2041	562,415
1,000,000		New York State Dormitory Authority, INS Revenue Bonds (Series 1999), 6.00% (Pratt Institute)/(Radian Asset Assurance INS), 7/1/2020	1,063,840
500,000		New York State Dormitory Authority, INS Revenue Bonds (Series 2005), 5.125% (Providence Rest Home)/(American Capital Access INS), 7/1/2030	530,070
500,000		New York State Dormitory Authority, Lease Revenue Bonds (Series 2006A), 5.00% (State University of New York)/(MBIA Insurance Corp. INS), 7/1/2031	537,420
665,000	[2,3]	New York State Dormitory Authority, Municipal Securities Trust Certificates (Series 7041), 8.221% (New York Hospital Medical Center of Queens)/(FHA INS), 3/1/2007	704,015
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$2,000,000		New York State Dormitory Authority, Pooled Loan Program INS Revenue Bonds (Series 2005A), 5.00% (Cerebral Palsy Associations of New York State)/ (Assured Guaranty Corp. INS), 7/1/2034	$2,123,800
750,000		New York State Dormitory Authority, Revenue Bonds (2003 Series 1), 5.00% (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2022	793,755
500,000		New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2023	589,315
200,000		New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham University)/(FGIC INS), 7/1/2022	210,604
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham University)/(United States Treasury PRF 7/1/2012@100), 7/1/2022	320,232
750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2022	790,312
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.48%), 5/1/2023	267,783
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2018	542,345
750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Winthrop-University Hospital Association)/(Original Issue Yield: 5.70%), 7/1/2023	798,593
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2004), 5.25% (New York Methodist Hospital), 7/1/2024	533,170
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2004A), 5.25% (University of Rochester, NY), 7/1/2024	270,690
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance INS), 12/1/2025	530,535
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health Obligated Group), 7/1/2026	508,560
1,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2005F), 5.00% (New York State Personal Income Tax Revenue Bond Fund)/(AMBAC INS), 3/15/2025	1,072,470
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2006), 5.00% (Memorial Sloan-Kettering Cancer Center), 7/1/2035	534,605
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2007A), 5.00% (NYU Hospitals Center), 7/1/2036	257,933
250,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.00% (NYU Hospitals Center), 7/1/2026	259,628
250,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.625% (City University of New York)/(Original Issue Yield: 5.95%), 7/1/2016	279,462
250,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Manhattan College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.30%), 7/1/2020	263,193
500,000		New York State Dormitory Authority, Revenue Bonds, 5.10% (Catholic Health Services of Long Island)/(Original Issue Yield: 5.19%), 7/1/2034	519,500
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$500,000		New York State Dormitory Authority, Revenue Bonds, 5.25% (Cansius College)/ (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.28%), 7/1/2030	$531,540
900,000		New York State Environmental Facilities Corp., Water Facilities Refunding Revenue Bonds (Series A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024	905,652
5,000		New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995A), 6.375%, 9/15/2015	5,061
1,000,000		New York State Thruway Authority, Revenue Bonds (Series 2006A), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund)/ (AMBAC INS), 4/1/2026	1,079,510
500,000		New York State Urban Development Corp., Revenue Bonds (Series 2002C-1), 5.50% (New York State Personal Income Tax Revenue Bond Fund)/(United States Treasury PRF 3/15/2013@100), 3/15/2020	550,635
250,000		New York State Urban Development Corp., Refunding Revenue Bonds (Series 1995), 5.70% (New York State)/(Original Issue Yield: 5.94%), 4/1/2020	289,773
500,000		New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125% (New York State), 1/1/2022	536,440
500,000		Niagara County, NY IDA, Solid Waste Disposal Facility Refunding Revenue Bonds (Series 2001D), 5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) 11/15/2024	526,095
400,000		Niagara Falls, NY City School District, COPs (Series 1998), 5.375% (United States Treasury PRF 6/15/2008@101)/(Original Issue Yield: 5.42%), 6/15/2028	412,664
500,000		North Hempstead, NY, UT GO Bonds (Series 1999B), 6.00% (United States Treasury PRF 7/15/2009@101), 7/15/2015	531,950
500,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Emma Willard School), 1/1/2036	533,065
500,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Rensselaer Polytechnic Institute), 3/1/2036	531,670
500,000		Rensselaer, NY City School District, COPs (Series 2006), 5.00% (XL Capital Assurance Inc. INS), 6/1/2036	535,145
500,000		Suffolk County, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.00% (Dowling College)/(American Capital Access INS), 6/1/2036	523,355
500,000		Suffolk County, NY IDA, Continuing Care Retirement Community Refunding Revenue Bonds (Series 2006), 5.00% (Jefferson's Ferry), 11/1/2028	515,445
500,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.00% (Original Issue Yield: 5.125%), 6/1/2026	511,875
440,000		Tompkins County, NY IDA, Continuing Care Retirement Community Revenue Bonds (Series 2003A), 5.375% (Kendal at Ithaca, Inc.)/(Original Issue Yield: 5.50%), 7/1/2018	445,562
500,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%, 7/1/2022	505,135
300,000		Utica, NY Industrial Development Agency Civic Facility, Revenue Bonds (Series 2004A), 6.875% (Utica College)/(United States Treasury PRF 6/1/2009@101), 12/1/2024	322,278
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$500,000		Westchester County, NY IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.21%), 10/1/2021	$525,010
175,000		Westchester County, NY IDA, Continuing Care Retirement Mortgage Revenue Bonds (Series 2003A), 6.375% (Kendal on Hudson)/(Original Issue Yield: 6.55%), 1/1/2024	188,237
500,000		Yonkers, NY IDA, Civic Facility Revenue Bonds (Series 2001B), 7.125% (St. John's Riverside Hospital), 7/1/2031	539,800
500,000		Yonkers, NY IDA, Revenue Bonds (Series 2006A), 5.00% (Sacred Heart Association)/(New York State Mortgage Agency GTD), 10/1/2037	522,850
1,000,000		Yonkers, NY IDA, Revenue Bonds, 5.25% (Monastery Manor Association LP)/ (New York State Mortgage Agency GTD), 4/1/2037	1,067,120
		TOTAL	53,845,609
		Puerto Rico--8.3%
500,000		Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States Treasury PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026	537,925
255,000		Commonwealth of Puerto Rico, GO, 5.375% (United States Treasury PRF 7/1/2007@101.5)/(Original Issue Yield: 5.60%), 7/1/2021	260,324
1,000,000		Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/1/2034	1,048,110
500,000		Puerto Rico Highway and Transportation Authority, Revenue Bonds (Series B), 5.75% (United States Steel Corp. PRF 7/1/2010@101)/(Original Issue Yield: 5.78%), 7/1/2016	538,465
500,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	521,190
240,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2026	253,723
100,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	105,488
1,000,000	[4]	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds (Series 2006), 5.00%, 7/1/2046	1,054,040
135,000		Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.40%), 7/1/2027	142,903
365,000		Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (United States Treasury PRF 7/1/2012@100)/(Original Issue Yield: 5.40%), 7/1/2027	392,543
		TOTAL	4,854,711
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $56,165,223)	58,700,320
Principal Amount			Value
		SHORT-TERM MUNICIPALS--0.3% [5]
		Puerto Rico--0.3%
$200,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.340%, 3/7/2007 (AT AMORTIZED COST)	$200,000
		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $56,365,223) [6]	58,900,320
		OTHER ASSETS AND LIABILITIES - NET--0.1%	67,271
		TOTAL NET ASSETS--100%	$58,967,591

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.0% of the Fund's portfolio as calculated based upon total market value.

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $1,446,359, which represented 2.5% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At February 28, 2007, these liquid restricted securities amounted to $704,015, which represented 1.2% of total net assets.

4 Underlying security in inverse floater structure.

5 Current rate and next reset date shown for Variable Rate Demand Notes.

6 The cost of investments for federal tax purposes amounts to $55,865,495.

At February 28, 2007, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7] United States Treasury Notes 10 Year Futures	(20)	$(2,171,876)	June 2007	$(11,335)

7 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
COPs	--Certificates of Participation
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--INS
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multifamily Housing
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $56,365,223)		$58,900,320
Cash		44,061
Income receivable		727,756
Receivable for investments sold		5,000
Receivable for shares sold		15,228
Receivable for daily variation margin		4,999
Other assets		272
TOTAL ASSETS		59,697,636
Liabilities:
Payable for floating rate certificate securities (Note 2)	$500,000
Payable for shares redeemed	110,703
Income distribution payable	72,034
Payable for transfer and dividend disbursing agent fees and expenses	18,667
Payable for distribution services fee (Note 5)	11,090
Payable for shareholder services fee (Note 5)	8,903
Accrued expenses	8,648
TOTAL LIABILITIES		730,045
Net assets for 5,427,902 shares outstanding		$58,967,591
Net Assets Consist of:
Paid-in capital		$57,246,329
Net unrealized appreciation of investments and futures contracts		2,523,762
Accumulated net realized loss on investments, futures contracts, and swap contracts		(803,180)
Undistributed net investment income		680
TOTAL NET ASSETS		$58,967,591
Net Asset Value, Offering Price and Redemption Proceeds per Share
Class A Shares:
Net asset value per share ($39,764,422 ÷ 3,660,309 shares outstanding), no par value, unlimited shares authorized		$10.86
Offering price per share (100/95.50 of $10.86) [1]		$11.37
Redemption proceeds per share		$10.86
Class B Shares:
Net asset value per share ($19,203,169 ÷ 1,767,593 shares outstanding), no par value, unlimited shares authorized		$10.86
Offering price per share		$10.86
Redemption proceeds per share (94.50/100 of $10.86) [1]		$10.26

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2007 (unaudited)

Investment Income:
Interest			$1,347,176
Expenses:
Investment adviser fee (Note 5)		$109,140
Administrative personnel and services fee (Note 5)		94,219
Custodian fees		1,582
Transfer and dividend disbursing agent fees and expenses		28,166
Directors'/Trustees' fees		1,151
Auditing fees		9,799
Legal fees		4,409
Portfolio accounting fees		35,671
Distribution services fee--Class A Shares (Note 5)		44,181
Distribution services fee--Class B Shares (Note 5)		72,093
Shareholder services fee--Class A Shares (Note 5)		40,487
Shareholder services fee--Class B Shares (Note 5)		24,031
Share registration costs		12,951
Printing and postage		10,286
Insurance premiums		3,269
Interest and trust expenses (Note 2)		19,985
Miscellaneous		739
TOTAL EXPENSES		512,159
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(109,140)
Waiver of administrative personnel and services fee	(17,083)
Waiver of distribution services fee--Class A Shares	(44,181)
Reimbursement of other operating expenses	(38,968)
TOTAL WAIVERS AND REIMBURSEMENT		(209,372)
Net expenses			302,787
Net investment income			1,044,389
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(907)
Net realized loss on futures contracts			(5,007)
Net change in unrealized appreciation of investments			719,247
Net change in unrealized depreciation of futures contracts			(11,335)
Net realized and unrealized gain on investments and futures contracts			701,998
Change in net assets resulting from operations			$1,746,387

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2007	Year Ended 8/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,044,389	$1,806,771
Net realized gain (loss) on investments, futures contracts and swap contracts	(5,914)	157,928
Net change in unrealized appreciation/depreciation of investments and futures contracts	707,912	(657,394)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,746,387	1,307,305
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(724,825)	(1,098,010)
Class B Shares	(318,874)	(708,536)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,043,699)	(1,806,546)
Share Transactions:
Proceeds from sale of shares	2,719,062	6,280,020
Proceeds from shares issued in connection with tax-free transfer of assets from New York Tax-Free Sentinel Fund	14,207,721	--
Net asset value of shares issued to shareholders in payment of distributions declared	631,860	1,022,314
Cost of shares redeemed	(5,767,953)	(8,939,455)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,790,690	(1,637,121)
Change in net assets	12,493,378	(2,136,362)
Net Assets:
Beginning of period	46,474,213	48,610,575
End of period (including undistributed (distributions in excess of) net investment income of $680 and $(10), respectively)	$58,967,591	$46,474,213

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2007 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of New York and New York municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

On October 27, 2006, the Fund received assets from New York Tax-Free Sentinel Fund as the result of a tax-free reorganization, as follows:

	Class A Shares of the Fund Issued	New York Tax-Free Sentinel Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Prior to Combination	Net Assets of New York Tax-Free Sentinel Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
New York Tax-Free Sentinel Fund	1,317,970	$14,207,721	$291,721	$46,559,310	$14,207,721	$60,767,031

1 Unrealized Appreciation is included in the New York Tax-Free Sentinel Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curves computations and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index or other reference instrument. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 28, 2007, the Fund had no net realized gains or losses on swap contracts.

The Fund may utilize credit default swap contracts. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Fund had invested in a reference obligation directly. The cash paid or received on a credit default swap is recognized as realized gains or losses when such a payment is paid or received.

Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract, from unanticipated changes in the value of the financial index on which the swap agreement is based or from unfavorable changes in market conditions or interest rates.

Swap contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Inverse Floater Structures

The Fund participates in Secondary Inverse Floater Structures in which fixed-rate tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the Statement of Assets and Liabilities. At February 28, 2007, Fund investments with a value of $1,054,040 are held by the trust and serve as collateral for the $500,000 in floating rate certificates securities outstanding at that date. The Fund recorded interest and trust expenses of $19,985 for these investments for the six months ended February 28, 2007.

While these inverse floater structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Futures Contracts

The Fund may periodically purchase or sell financial futures contracts to manage duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2007, the Fund had net realized losses on futures contracts of $5,007.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$400,000
New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum), 2/15/2019	8/7/2006	$300,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 2/28/2007		Year Ended 8/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	202,608	$2,187,527	469,189	$5,008,389
Shares issued in connection with tax-free transfer of assets from New York Tax-Free Sentinel Fund	1,317,970	14,207,721
Shares issued to shareholders in payment of distributions declared	38,229	413,964	51,778	551,502
Shares redeemed	(412,308)	(4,461,606)	(435,107)	(4,638,982)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,146,499	$12,347,606	85,860	$920,909

	Six Months Ended 2/28/2007		Year Ended 8/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	49,239	$531,535	119,262	$1,271,631
Shares issued to shareholders in payment of distributions declared	20,130	217,896	44,192	470,812
Shares redeemed	(121,019)	(1,306,347)	(402,764)	(4,300,473)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(51,650)	$(556,916)	(239,310)	$(2,558,030)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,094,849	$11,790,690	(153,450)	$(1,637,121)

4. FEDERAL TAX INFORMATION

At February 28, 2007, the cost of investments for federal tax purposes was $55,865,495. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts was $2,534,825. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,537,932 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,107.

At August 31, 2006, the Fund had a capital loss carryforward of $797,284 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$102,606
2011	$371,903
2012	$ 4,752
2013	$318,023

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended February 28, 2007, the Adviser voluntarily waived $109,140 of its fee and voluntarily reimbursed $38,968 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, the net fee paid to FAS was 0.283% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, FSC voluntarily waived $44,181 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2007, FSC did not retain any fees paid by the Fund.

Sales Charges

For the six months ended February 28, 2007, FSC retained $4,902 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended February 28, 2007, FSSC did not receive any fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee of the Class A Shares. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $8,753 for the Class A Shares for the year ended August 31, 2006.

Interfund Transactions

During the six months ended February 28, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $7,300,000 and $7,200,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 28, 2007, were as follows:

Purchases	$6,885,135
Sales	$7,862,957

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2007, 39.8% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.3% of total investments.

8. LINE OF CREDIT

The Trust participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of February 28, 2007, there were no outstanding loans. During the six months ended February 28, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED NEW YORK MUNICIPAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923401
Cusip 313923880

4031009 (4/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ohio Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2007

Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2007		2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.47		$11.65	$11.51	$11.31	$11.47	$11.45
Income From Investment Operations:
Net investment income	0.22		0.48	0.49	0.51	0.52	0.53
Net realized and unrealized gain (loss) on investments, futures and swap contracts	0.11		(0.18)	0.15	0.20	(0.16)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.33		0.30	0.64	0.71	0.36	0.55
Less Distributions:
Distributions from net investment income	(0.23)		(0.48)	(0.50)	(0.51)	(0.52)	(0.53)
Net Asset Value, End of Period	$11.57		$11.47	$11.65	$11.51	$11.31	$11.47
Total Return [2]	2.93%		2.63%	5.66%	6.36%	3.17%	4.97%

Ratios to Average Net Assets:
Net expenses	0.93	% [3,4]	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	4.05	% [3]	4.11%	4.21%	4.44%	4.51%	4.75%
Expense waiver/reimbursement [5]	0.43	% [3]	0.45%	0.49%	0.48%	0.45%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$124,648		$118,063	$100,753	$94,744	$96,374	$89,772
Portfolio turnover	8%		32%	16%	19%	12%	21%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 Includes 0.03% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2006	Ending Account Value 2/28/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,029.30	$4.68
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.18	$4.66

1 Expenses are equal to the Fund's annualized net expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At February 28, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	35.1%
Refunded	13.9%
Education	13.2%
Senior Care	7.1%
Hospital	5.9%
General Obligation--Local	4.5%
Special Tax	3.5%
Transportation	3.0%
Electric and Gas	2.9%
Industrial Development Bond/Pollution Control Revenue	2.8%
Other [2]	7.8%
Other Assets and Liabilities--Net [3]	0.3%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 91.9% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2007 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--95.7%
		Ohio--91.5%
$1,000,000		Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series 2004A), 5.125% (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.38%), 11/15/2024	$1,056,300
1,750,000		Akron, Bath & Copley, OH Joint Township, Hospital Facilities Revenue Bonds (Series 2004A), 5.25% (Summa Health System)/(Radian Asset Assurance INS)/ (Original Issue Yield: 5.47%), 11/15/2031	1,861,597
1,000,000		Akron, OH, LT GO Bonds, 5.80% (Original Issue Yield: 5.95%), 11/1/2020	1,083,450
300,000		Alliance, OH City School District, UT GO Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.85%), 12/1/2022	325,653
395,000		Alliance, OH Waterworks, Revenue Refunding Bonds, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.20%), 11/15/2020	406,542
1,000,000		Bay Village, OH City School District, School Improvement UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 12/1/2021	1,045,940
2,870,000		Butler County, OH, MFH Revenue Bonds (Series 2006), 5.10% (Trinity Manor Senior Housing)/(GNMA Home Mortgage Program COL), 7/20/2036	3,011,577
250,000		Clearview, OH Local School District, UT GO Bonds, 6.00% (Original Issue Yield: 6.17%), 12/1/2024	271,612
530,000		Cleveland-Cuyahoga County, OH Port Authority, Bond Fund Program Development Revenue Bonds (Series 2004E), 5.60% (Port of Cleveland Bond Fund), 5/15/2025	561,084
390,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2001B), 6.50% (Port of Cleveland Bond Fund), 11/15/2021	421,898
500,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2002C), 5.95% (Port of Cleveland Bond Fund), 5/15/2022	533,655
500,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2005B), 5.125% (Port of Cleveland Bond Fund), 5/15/2025	515,735
500,000		Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A), 6.25% (St. Clarence-GEAC LLC), 5/1/2038	517,895
1,000,000		Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018	1,098,580
1,000,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.25% (FSA INS), 12/1/2024	1,104,500
1,610,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 4.70%, 12/1/2024	1,727,739
1,000,000		Delaware County, OH, Capital Facilities LT GO Bonds, 6.25%, 12/1/2020	1,100,680
1,000,000		Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional Medical Center)/(Original Issue Yield: 5.66%), 8/15/2022	1,065,290
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,000,000		Erie County, OH, Revenue Bonds (Series 2006A), 5.00% (Firelands Regional Medical Center), 8/15/2036	$1,047,600
1,500,000		Fairfield, OH Hospital Facilities, Revenue Bonds, 5.00% (Radian Asset Assurance INS)/(Original Issue Yield: 5.05%), 6/15/2028	1,551,330
500,000		Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.125% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.25%), 7/1/2035	519,740
1,500,000		Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021	1,533,750
1,610,000		Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2005C), 5.00% (Children's Hospital)/(FGIC INS), 5/1/2035	1,705,103
750,000		Franklin County, OH, Revenue Refunding Bonds, 5.75% (Capitol South Community Urban Redevelopment Corp.), 6/1/2011	763,500
1,000,000		Gallipolis, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2030	1,074,280
250,000		Greene County, OH Sewer Systems, Revenue Bonds, 5.25% (United States Treasury PRF 12/1/2008@102)/(Original Issue Yield: 5.42%), 12/1/2025	261,517
1,000,000		Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.50% (Marauder Development LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.65%), 9/1/2027	1,073,840
1,000,000		Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.375% (Marauder Development LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.55%), 9/1/2022	1,065,710
1,530,000		Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25% (Cincinnati Children's Hospital Medical Center)/ (FGIC INS), 5/15/2023	1,652,706
2,400,000		Hamilton County, OH Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan Sewer District of Greater Cincinnati)/(United States Treasury PRF 6/1/2010@101)/(Original Issue Yield: 5.78%), 12/1/2025	2,577,000
1,000,000		Hamilton County, OH, EDRBs (Series 2006A), 5.00% (King Highland Community Urban Redevelopment Corp.)/(MBIA Insurance Corp. INS), 6/1/2033	1,071,080
3,000,000		Hamilton County, OH, Healthcare Refunding Revenue Bonds (Series 2006A), 5.00% (Life Enriching Communities), 1/1/2037	3,086,760
1,595,000		Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.60% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.62%), 12/1/2032	1,686,074
405,000		Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.60% (AMBAC INS)/(Original Issue Yield: 5.62%), 12/1/2032	423,772
1,310,000		Hamilton, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (FSA INS), 12/1/2029	1,408,355
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$2,000,000		Hamilton, OH City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (Original Issue Yield: 5.75%), 12/1/2024	$2,115,320
1,000,000		Heath, OH City School District, School Improvement UT GO Bonds, (Series A), 5.50% (FGIC INS)/(Original Issue Yield: 5.635%), 12/1/2027	1,065,810
2,000,000		Hilliard, OH School District, UT GO Bonds (Series 2006A), 5.00% (MBIA Insurance Corp. INS), 12/1/2027	2,163,520
1,010,000		Kent State University, OH, General Receipts Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.09%), 5/1/2024	1,086,023
1,500,000		Lake, OH Local School District, Stark County, UT GO Bonds, 5.75% (FGIC INS)/ (Original Issue Yield: 5.90%), 12/1/2021	1,611,780
2,000,000		Licking Heights, OH Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2000A), 5.50% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.58%), 12/1/2024	2,131,620
2,070,000		Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.25% (FSA INS), 12/1/2030	2,323,471
1,500,000		Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	1,510,845
1,000,000		Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare Partners)/(Original Issue Yield: 5.52%), 10/1/2033	1,052,090
1,500,000		Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A), 6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030	1,610,520
355,000		Mansfield City School District, OH, UT GO Bonds, 5.75% (United States Treasury PRF 6/1/2010@100)/(Original Issue Yield: 5.75%), 12/1/2021	378,022
1,000,000		Medina County, OH Library District, UT GO Bonds, 5.25% (FGIC INS), 12/1/2023	1,079,470
1,000,000		Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper Valley Medical Center, OH), 5/15/2021	1,068,440
400,000		Montgomery County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Franciscan Health Care)/(United States Treasury PRF 1/1/2010@100)/ (Original Issue Yield: 5.551%), 7/1/2018	415,468
1,000,000		Montgomery County, OH, MFH Revenue Bonds (Series 2005), 4.95% (Chevy Chase Apartments)/(FHLMC GTD), 11/1/2035	1,027,410
1,415,000		Oak Hills, OH Local School District, UT GO Bonds, 5.00% (FSA INS), 12/1/2025	1,520,757
1,035,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30% (GNMA Home Mortgage Program COL GTD), 9/1/2022	1,039,740
2,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	2,558,575
2,000,000		Ohio State Higher Educational Facilities Commission, Higher Education Facility Revenue Bonds (Series 2006), 5.00% (Kenyon College, OH), 7/1/2041	2,101,940
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,000,000		Ohio State Higher Educational Facilities Commission, Higher Educational Facility Revenue Bonds, 5.125% (Oberlin College), 10/1/2024	$1,063,450
1,875,000		Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds (Series 2007A), 5.25% (University Hospitals Health System, Inc.), 1/15/2046	2,003,044
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2002B), 5.50% (Case Western Reserve University, OH), 10/1/2022	1,090,400
1,510,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2006), 5.00% (University of Dayton)/(AMBAC INS), 12/1/2030	1,625,862
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2006A), 4.60% (Franciscan University of Steubenville)/(Radian Asset Assurance INS), 5/1/2031	1,002,170
2,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	2,119,340
1,500,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (John Carroll University, OH), 4/1/2032	1,591,020
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (Otterbein College)/(CDC IXIS Financial Guaranty N.A. INS), 12/1/2035	1,067,120
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (University of Dayton)/(AMBAC INS), 12/1/2027	1,062,650
500,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College), 12/1/2021	539,295
1,070,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College)/(Original Issue Yield: 5.53%), 12/1/2023	1,153,406
610,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College)/(Original Issue Yield: 5.61%), 12/1/2024	657,550
2,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.85% (John Carroll University, OH)/(Original Issue Yield: 6.05%), 4/1/2020	2,124,000
750,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (Mount Union College), 10/1/2031	792,090
100,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.75% (John Carroll University, OH), 4/1/2019	102,179
2,000,000		Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25%, 6/1/2023	2,150,840
2,000,000		Ohio State Water Development Authority, PCRBs, 5.10%, 12/1/2022	2,137,800
250,000		Ohio State, UT GO Bonds (Series B), 5.25% (United States Treasury PRF 2/1/2008@101)/(Original Issue Yield: 4.94%, 2/1/2012	256,063
250,000		Ohio State, UT GO Bonds (Series C), 5.00%, 5/1/2007	250,588
250,000		Ohio State, UT GO Bonds, 5.00% (United States Treasury PRF 8/1/2007@101)/ (Original Issue Yield: 5.00%), 8/1/2008	253,893
1,000,000		Ohio Waste Development Authority Solid Waste, Revenue Bonds (Series 2002), 4.85% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2007	1,003,490
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,835,000		Otsego, OH Local School District, Construction & Improvement UT GO Bonds, 5.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 5.15%), 12/1/2028	$1,996,058
1,000,000		Parma, OH, Hospital Improvement and Refunding Revenue Bonds, 5.375% (Parma Community General Hospital Association)/(United States Treasury PRF 11/1/2008@101)/(Original Issue Yield: 5.45%), 11/1/2029	1,036,480
500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	515,045
1,000,000		Portage County, OH Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75% (Robinson Memorial Hospital)/(AMBAC INS)/ (Original Issue Yield: 5.90%), 11/15/2019	1,057,470
1,000,000		Ravenna, OH City School District, UT GO Bonds (Series 2006), 5.00% (FSA INS), 1/15/2031	1,073,490
1,500,000		Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	1,695,015
2,000,000		Springboro, OH Community School District, School Improvement UT GO Bonds, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.03%), 12/1/2032	2,120,920
1,000,000		Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity Health System Obligated Group)/(Original Issue Yield: 6.55%), 10/1/2020	1,074,530
500,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	548,035
860,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2005C), 5.125% (Northwest Ohio Bond Fund), 11/15/2025	881,500
1,500,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	1,828,035
1,375,000		Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023	1,468,363
2,000,000		Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Union Hospital)/(Radian Asset Assurance INS), 10/1/2026	2,170,840
100,000		University of Cincinnati, OH, General Receipts Revenue Bond (Series AO), 5.75% (United States Treasury PRF 12/1/2009@101)/(Original Issue Yield: 5.90%), 6/1/2019	106,416
1,025,000		University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.00% (AMBAC INS), 6/1/2026	1,089,626
1,000,000		Warrensville Heights, OH School District, UT GO Bonds, 5.75% (FGIC INS)/ (Original Issue Yield: 5.83%), 12/1/2024	1,077,410
1,995,000		Waynesville, OH Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights Project)/(GNMA Home Mortgage Program COL GTD), 2/20/2043	2,156,256
		TOTAL	114,014,404
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Puerto Rico--4.0%
$1,000,000		Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017	$1,079,410
990,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	1,073,417
470,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2026	496,875
200,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	210,976
2,000,000	[1]	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds (Series 2006), 5.00%, 7/1/2046	2,108,080
		TOTAL	4,968,758
		Virgin Islands--0.2%
305,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50%, (GNMA COL)/(Original Issue Yield: 6.522%), 3/1/2025	305,351
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $112,819,453)	119,288,513
		SHORT-TERM MUNICIPALS--4.0% [2]
		Ohio--2.6%
3,300,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.670%, 3/1/2007	3,300,000
		Puerto Rico--1.4%
1,700,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.340%, 3/7/2007	1,700,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	5,000,000
		TOTAL MUNICIPAL INVESTMENTS--99.7% (IDENTIFIED COST $117,819,453) [3]	124,288,513
		OTHER ASSETS AND LIABILITIES - NET--0.3%	359,696
		TOTAL NET ASSETS--100%	$124,648,209

Securities that are subject to the federal alternative minimum tax (AMT) represent 7.9% of the Fund's portfolio as calculated based upon total market value.

1 Underlying security in inverse floater structure.

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 The cost of investments for federal tax purposes amounts to $116,819,221.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multi-family Housing
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $117,819,453)		$124,288,513
Cash		91,529
Income receivable		1,561,751
Receivable for shares sold		173,021
TOTAL ASSETS		126,114,814
Liabilities:
Payable for floating rate certificate securities (Note 2)	$1,000,000
Payable for shares redeemed	202,071
Income distribution payable	202,367
Payable for portfolio accounting fees	11,753
Payable for distribution services fee (Note 5)	14,069
Payable for shareholder services fee (Note 5)	29,774
Accrued expenses	6,571
TOTAL LIABILITIES		1,466,605
Net assets for 10,769,360 shares outstanding		$124,648,209
Net Assets Consist of:
Paid-in capital		$120,332,982
Net unrealized appreciation of investments		6,469,060
Accumulated net realized loss on investments		(2,000,143)
Distributions in excess of net investment income		(153,690)
TOTAL NET ASSETS		$124,648,209
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($124,648,209 ÷ 10,769,360 shares outstanding), no par value, unlimited shares authorized		$11.57
Offering price per share (100/99.00 of $11.57) [1]		$11.69
Redemption proceeds per share (99.00/100 of $11.57) [1]		$11.45

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2007 (unaudited)

Investment Income:
Interest			$2,960,238
Expenses:
Investment adviser fee (Note 5)		$237,520
Administrative personnel and services fee (Note 5)		74,384
Account administration fee		3,265
Custodian fees		3,169
Transfer and dividend disbursing agent fees and expenses		30,842
Directors'/Trustees' fees		1,548
Auditing fees		9,781
Legal fees		4,418
Portfolio accounting fees		27,786
Distribution services fee (Note 5)		237,520
Shareholder services fee (Note 5)		140,237
Share registration costs		9,737
Printing and postage		9,805
Interest and trust expenses (Note 2)		16,834
Insurance premiums		3,436
Miscellaneous		752
TOTAL EXPENSES		811,034
Waivers (Note 5):
Waiver of investment adviser fee	$(96,674)
Waiver of administrative personnel and services fee	(11,803)
Waiver of distribution services fee	(148,450)
TOTAL WAIVERS		(256,927)
Net expenses			554,107
Net investment income			2,406,131
Realized and Unrealized Gain on Investments:
Net realized gain on investments			162,829
Net change in unrealized appreciation of investments			922,327
Net realized and unrealized gain on investments			1,085,156
Change in net assets resulting from operations			$3,491,287

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2007	Year Ended 8/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,406,131	$4,530,142
Net realized gain on investments and futures contracts	162,829	9,017
Net change in unrealized appreciation/depreciation of investments and futures contracts	922,327	(1,544,647)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,491,287	2,994,512
Distributions to Shareholders:
Distributions from net investment income	(2,432,057)	(4,565,880)
Share Transactions:
Proceeds from sale of shares	13,345,864	14,836,628
Proceeds from shares issued in connection with the tax-free transfer of assets from Sky Trust Tax Exempt Ohio Fund	--	19,681,635
Net asset value of shares issued to shareholders in payment of distributions declared	1,231,383	2,343,923
Cost of shares redeemed	(9,051,589)	(17,980,554)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,525,658	18,881,632
Change in net assets	6,584,888	17,310,264
Net Assets:
Beginning of period	118,063,321	100,753,057
End of period (including distributions in excess of net investment income of $(153,690) and $(127,764), respectively)	$124,648,209	$118,063,321

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2007 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of the Federated Ohio Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers one class of Shares: Class F Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the State of Ohio and Ohio municipalities. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

On February 24, 2006, the Fund received assets from Sky Trust Tax-Exempt Ohio Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Sky Trust Tax-Exempt Ohio Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Prior to Combination	Net Assets of Sky Trust Tax-Exempt Ohio Fund Prior to Combination	Net Assets of the Fund Immediately After Combination
1,711,447	$19,681,635	$190,227	$103,335,293	$19,681,635	$123,016,928

1 Unrealized appreciation is included in the Sky Trust Tax-Exempt Ohio Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund, that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investments, and the related floating rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the Statement of Assets and Liabilities. At February 28, 2007, Fund investments with a value of $2,108,080 are held by the trusts and serve as collateral for the $1,000,000 in floating rate certificate securities outstanding at that date. The Fund recorded interest and trust expenses of $16,834 for these investments for the six months ended February 28, 2007.

While these inverse floater structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2007, the Fund had no realized gains or losses on futures contracts.

At February 28, 2007, the Fund had no open futures contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 2/28/2007	Year Ended 8/31/2006
Shares sold	1,157,597	1,296,150
Shares issued in connection with the tax-free transfer of assets from Sky Trust Tax Exempt Ohio Fund	--	1,711,447
Shares issued to shareholders in payment of distributions declared	106,877	205,289
Shares redeemed	(784,574)	(1,574,047)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	479,900	1,638,839

4. FEDERAL TAX INFORMATION

At February 28, 2007, the cost of investments for federal tax purposes was $116,819,221. The net unrealized appreciation of investments for federal tax purposes was $6,469,292. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,469,292.

At August 31, 2006, the Fund had a capital loss carryforward of $1,958,448 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 405,145
2009	$ 598,494
2010	$ 69,375
2011	$ 87,412
2012	$ 176,880
2013	$621,142

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, the Adviser voluntarily waived $96,674 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, the net fee paid to FAS was 0.105% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.40% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, FSC voluntarily waived $148,450 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2007, FSC retained $89,070 of fees paid by the Fund.

Sales Charges

For the six months ended February 28, 2007, FSC retained $8,740 of contingent deferred sales charges relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended February 28, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $17,100,000 and $13,200,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended February 28, 2007, were as follows:

Purchases	$11,968,117
Sales	$9,493,383

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2007, 36.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 6.9% of total investments.

8. LINE OF CREDIT

The Trust participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of February 28, 2007, there were no outstanding loans. During the six months ended February 28, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED OHIO MUNICIPAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923609

2032305 (4/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2007

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2007		2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.63		$11.81	$11.71	$11.51	$11.70	$11.52
Income From Investment Operations:
Net investment income	0.26		0.52	0.54	0.54	0.54	0.56
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.05		(0.17)	0.10	0.19	(0.19)	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.31		0.35	0.64	0.73	0.35	0.74
Less Distributions:
Distributions from net investment income	(0.25)		(0.53)	(0.54)	(0.53)	(0.54)	(0.56)
Net Asset Value, End of Period	$11.69		$11.63	$11.81	$11.71	$11.51	$11.70
Total Return [2]	2.66%		3.03%	5.58%	6.46%	3.04%	6.70%

Ratios to Average Net Assets:
Net expenses [3]	0.83	% [4]	0.86%	0.83%	0.80%	0.80%	0.78%
Net investment income	4.36	% [4]	4.49%	4.55%	4.63%	4.58%	4.92%
Expense waiver/reimbursement [5]	0.08	% [4]	0.09%	0.11%	0.10%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$286,886		$263,534	$209,005	$200,023	$210,429	$205,870
Portfolio turnover	7%		17%	12%	9%	17%	18%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Includes 0.08%, 0.11%, 0.08%, 0.05%, 0.05% and 0.03%, respectively, of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2007		2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.63		$11.81	$11.71	$11.51	$11.70	$11.53
Income From Investment Operations:
Net investment income	0.21		0.43	0.45	0.45	0.45	0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.05		(0.18)	0.10	0.19	(0.19)	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.26		0.25	0.55	0.64	0.26	0.65
Less Distributions:
Distributions from net investment income	(0.20)		(0.43)	(0.45)	(0.44)	(0.45)	(0.48)
Net Asset Value, End of Period	$11.69		$11.63	$11.81	$11.71	$11.51	$11.70
Total Return [2]	2.28%		2.23%	4.77%	5.65%	2.26%	5.79%

Ratios to Average Net Assets:
Net expenses [3]	1.60	% [4]	1.63%	1.60%	1.57%	1.57%	1.55%
Net investment income	3.58	% [4]	3.73%	3.78%	3.85%	3.81%	4.15%
Expense waiver/reimbursement [5]	0.07	% [4]	0.09%	0.09%	0.08%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,529		$47,213	$59,770	$65,748	$70,339	$61,535
Portfolio turnover	7%		17%	12%	9%	17%	18%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Includes 0.08%, 0.11%, 0.08%, 0.05%, 0.05% and 0.03%, respectively, of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2006	Ending Account Value 2/28/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,026.60	$4.17
Class B Shares	$1,000	$1,022.80	$8.02
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.68	$4.16
Class B Shares	$1,000	$1,016.86	$8.00

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.83%
Class B Shares	1.60%

Portfolio of Investments Summary Table

At February 28, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	47.3%
Refunded	13.8%
Hospital	11.0%
Education	8.1%
Senior Care	6.6%
Industrial Development Bond/Pollution Control Revenue	3.6%
Single Family Housing	3.2%
Resource Recovery	1.9%
General Obligation--Local	1.2%
Multi-Family Housing	1.2%
Other [2]	3.0%
Other Assets and Liabilities--Net [3]	(0.9)%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. Government Securities.

2 For purposes of this table, sector classifications constitute 97.9% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2007 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--100.4%
		Pennsylvania--99.4%
$1,500,000		Allegheny County Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront Project), 12/15/2018	$1,618,365
4,250,000		Allegheny County, PA Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125% (Pittsburgh International Airport)/(FGIC INS), 1/1/2017	4,523,317
2,500,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	2,960,150
2,000,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.34%), 5/1/2023	2,009,020
100,000		Allegheny County, PA HDA, Revenue Bonds (Series B), 4.90% (UPMC Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 4.95%), 7/1/2008	101,578
2,000,000		Allegheny County, PA HDA, Revenue Bonds, 5.50% (Catholic Health East)/(Original Issue Yield: 5.60%), 11/15/2032	2,125,500
1,500,000		Allegheny County, PA HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/(Original Issue Yield: 5.50%), 1/1/2018	1,541,790
4,000,000		Allegheny County, PA HDA, Revenue Bonds, (Series 1997A), 5.60% (UPMC Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 4/1/2017	4,085,480
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002A), 5.95% (Chatham College)/(Original Issue Yield: 5.97%), 3/1/2032	1,063,450
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002B), 5.25% (Chatham College)/(Original Issue Yield: 5.35%), 11/15/2016	1,007,900
2,200,000		Allegheny County, PA Higher Education Building Authority, University Revenue Bonds (Series 2006A), 4.75% (Robert Morris University), 2/15/2026	2,246,684
250,000		Allegheny County, PA Higher Education Building Authority, University Revenue Bonds, 5.125% (Carnegie Mellon University)/(Original Issue Yield: 5.39%), 3/1/2032	262,072
370,000	[1]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	374,581
1,000,000	[1]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	1,036,280
3,185,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.50% (Marathon Oil Corp.), 12/1/2029	3,306,348
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,250,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.60% (Marathon Oil Corp.), 9/1/2030	$1,292,837
1,385,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,475,122
1,500,000		Allegheny County, PA IDA, Health Care Facilities Revenue Refunding Bonds (Series 1998), 5.75% (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023	1,500,855
900,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/(United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 6.75%), 9/1/2031	1,005,480
1,000,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.125% (Residential Resources Inc. Project), 9/1/2031	1,041,630
3,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00% (United States Treasury PRF 3/1/2009@101)/(Original Issue Yield: 6.05%), 3/1/2019	3,163,830
455,000		Allegheny County, PA Residential Finance Authority, SFM Revenue Bonds (Series 2001KK-1), 5.375% (GNMA Collateralized Home Mortgage Program GTD), 5/1/2022	471,585
350,000		Allegheny County, PA Residential Finance Authority, SFM Revenue Bonds (Series FF-1), 5.90% (GNMA Collateralized Home Mortgage Program COL), 5/1/2020	364,437
100,000		Allegheny County, PA, UT GO Bonds (Series C-48), 4.90% (MBIA Insurance Corp. INS 10/1/2009@100)/(United States Treasury PRF 10/1/2009@100)/(Original Issue Yield: 5.03%), 10/1/2016	103,086
2,000,000		Allegheny County, PA, Refunding UT GO Notes (C-59B), 4.15% (FSA INS), 11/1/2026	2,004,000
200,000		Altoona, PA City Authority, Revenue Refunding Bonds, 4.85% (FGIC INS)/(Original Issue Yield: 4.95%), 11/1/2009	201,456
2,000,000		Bethlehem, PA Area Vocational-Technical School Authority, Guaranteed Lease Revenue Bonds (Series 1999), 5.50% (Bethlehem Area Vocational-Technical School)/(United States Treasury PRF 9/1/2009@100)/(Original Issue Yield: 5.55%), 9/1/2020	2,088,400
3,000,000		Bradford County, PA IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 4.70% (International Paper Co.), 3/1/2019	3,016,710
1,000,000		Bucks County, PA Community College Authority, College Building Revenue Bonds (Series 1996), 5.50% (Original Issue Yield: 5.70%), 6/15/2017	1,004,990
1,300,000		Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice, Inc.), 1/1/2035	1,385,644
750,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.12%), 10/1/2027	812,820
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$500,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.16%), 10/1/2034	$539,815
1,000,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2008	1,005,010
500,000		Bucks County, PA Water & Sewer Authority, Revenue Bonds, 5.25% (Neshaminy Interceptor Sewer System)/(United States Treasury PRF 6/1/2009@100)/(Original Issue Yield: 5.30%), 6/1/2011	517,270
1,370,000		Carbon County, PA IDA, Refunding Revenue Bonds, 6.65% (Panther Creek Partners Project), 5/1/2010	1,428,239
1,055,000		Catasauqua, PA Area School District, UT GO Bonds, 5.00% (FSA INS), 2/15/2031	1,128,882
250,000		Center City District, PA, Refunding Revenue Bonds, 4.75% (AMBAC INS), 12/1/2025	260,860
1,100,000		Chester County, PA HEFA, Mortgage Refunding Revenue Bonds, 5.50% (Tel Hai Obligated Group Project)/(Original Issue Yield: 5.60%), 6/1/2025	1,105,016
2,000,000		Chester County, PA HEFA, Revenue Bonds (Series 2006), 5.00% (Devereux Foundation), 11/1/2031	2,093,600
2,000,000		Chester County, PA IDA, 5.00% (Aqua Pennsylvania, Inc.)/(FGIC INS), 2/1/2041	2,107,120
1,500,000		Clarion County, PA Hospital Authority, Revenue Refunding Bonds, (Series 1997), 5.75% (Clarion County Hospital)/(Original Issue Yield: 5.95%), 7/1/2017	1,532,430
1,575,000		Commonwealth of Pennsylvania, UT GO Bonds, 6.00% (Original Issue Yield: 6.15%), 7/1/2007	1,587,364
200,000		Commonwealth of Pennsylvania, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2011	207,104
350,000		Commonwealth of Pennsylvania, UT GO Bonds, 5.00% (United States Treasury PRF 3/1/2008@101), 3/1/2009	358,081
330,000		Conneaut, PA School District, UT GO Refunding Bonds, 4.90% (FSA INS)/(Original Issue Yield: 5.00%), 5/1/2009	338,187
1,000,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	1,031,280
1,250,000		Cumberland County, PA Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson College)/(United States Treasury PRF 11/1/2010@100)/(Original Issue Yield: 5.70%), 11/1/2025	1,329,237
1,000,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.125% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.40%), 1/1/2025	1,164,960
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$3,500,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2007A), 5.00% (Diakon Lutheran Social Ministries), 1/1/2036	$3,629,255
2,650,000		Delaware County, PA Authority, College Revenue Refunding Bonds (Series 1998A), 5.375% (Neumann College)/(Original Issue Yield: 5.48%), 10/1/2018	2,691,631
495,000		Delaware County, PA Authority, Revenue Bonds (Series 1999), 5.75% (Cabrini College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.95%), 7/1/2019	513,647
2,305,000		Delaware County, PA Authority, Revenue Bonds (Series 1999), 5.75% (Cabrini College)/(United States Treasury PRF 7/1/2009@100)/(Original Issue Yield: 5.95%), 7/1/2019	2,411,514
2,875,000		Delaware County, PA Authority, Revenue Bonds, 5.00% (Elwyn, Inc.)/(Radian Asset Assurance INS), 6/1/2022	3,038,041
750,000		Delaware County, PA, UT GO Bonds, 5.125%, 10/1/2010	777,285
1,000,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 5.25%, 7/1/2020	1,088,030
1,500,000		Delaware River Port Authority Revenue, Revenue Bonds (Series 1999), 6.00% (FSA INS), 1/1/2019	1,591,335
2,000,000		Delaware River Port Authority Revenue, Revenue Bonds, 6.00% (FSA INS), 1/1/2018	2,121,780
10,000,000		Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997B), 5.60% (AMBAC INS), 7/1/2017	11,325,600
1,000,000		Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1998A), 5.50% (AMBAC INS), 8/1/2028	1,190,340
2,000,000	[2]	Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	2,299,440
4,100,000		Erie County, PA Hospital Authority, Health Facilities Revenue Bonds (Series 1999), 5.90% (St. Mary's Home of Erie)/(United States Treasury PRF 8/15/2009@100)/(Original Issue Yield: 6.05%), 8/15/2019	4,313,446
1,500,000		Erie County, PA Hospital Authority, Revenue Bonds (Series 2006), 5.00% (Hamot Health Foundation)/(CDC IXIS Financial Guaranty N.A. INS), 11/1/2035	1,597,560
570,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 5.00% (Mercyhurst College)/(Original Issue Yield: 5.11%), 3/15/2023	588,428
100,000		Gateway, PA School District, UT GO Bonds, 4.80% (FGIC INS)/(Original Issue Yield: 4.90%), 7/15/2007	100,435
100,000		Gateway, PA School District, UT GO Bonds, 5.00% (FGIC INS), 7/15/2008	100,510
500,000		Grove City Area Hospital Authority, Revenue Bonds, 5.25% (United Community Hospital)/(American Capital Access INS)/(Original Issue Yield: 5.30%), 7/1/2012	508,125
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,500,000	[1]	Harrisburg, PA Authority, University Revenue Bonds (Series 2006A), 5.40% (Harrisburg University of Science & Technology), 9/1/2016	$1,529,040
2,000,000		Indiana County, PA IDA, Refunding Revenue Bonds, 5.00% (Indiana University of PA)/(AMBAC INS), 11/1/2029	2,125,780
800,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series A of 1996), 6.00% (Jeannette District Memorial Hospital)/(Original Issue Yield: 6.15%), 11/1/2018	802,568
500,000		Jim Thorpe Area School District, PA, UT GO Bonds (Series 1997AA), 5.30% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.45%), 3/15/2016	547,625
1,000,000		Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875% (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031	1,062,630
1,585,000		Lancaster County, PA Hospital Authority, Health Center Revenue Bonds, 5.00% (Masonic Homes), 11/1/2036	1,664,282
1,000,000		Lancaster County, PA Hospital Authority, Revenue Bonds, 5.50% (Lancaster General Hospital)/(United States Treasury PRF 9/15/2013@100)/(Original Issue Yield: 5.63%), 3/15/2026	1,102,570
2,000,000		Lancaster County, PA, UT GO Bonds, (Series A), 5.80% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.84%), 5/1/2015	2,128,320
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2027	1,063,220
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,074,790
250,000		Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Village Project)/(United States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 7.70%), 5/1/2022	281,000
1,000,000		Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031	1,083,310
1,000,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan Hospital)/(Original Issue Yield: 5.92%), 11/15/2022	1,083,260
2,000,000		Lehigh County, PA General Purpose Authority, Hospital Revenue Bonds, 5.25% (St. Lukes Hospital of Bethlehem)/(United States Treasury PRF 8/15/2013@100)/(Original Issue Yield: 5.42%), 8/15/2023	2,160,040
3,000,000		Lehigh County, PA General Purpose Authority, Revenue Bonds, 4.60857% (St. Lukes Hospital of Bethlehem), 5/15/2007	3,000,750
1,000,000		Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00% (Lehigh Valley Airport System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.02%), 5/15/2025	1,059,380
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,000,000		Lower Merion Township, PA School District, UT GO Bonds, 4.65% (United States Treasury PRF 5/15/2008@100)/(Original Issue Yield: 4.75%), 5/15/2010	$1,011,960
375,000		Lower Merion Township, PA School District, UT GO Bonds, 4.75% (United States Treasury PRF 5/15/2008@100)/(Original Issue Yield: 4.85%), 5/15/2011	379,924
250,000		Lower Merion Township, PA School District, UT GO Bonds, 5.00% (United States Treasury COL), 5/15/2007	250,707
250,000		Lower Merion Township, PA School District, UT GO Bonds, 5.00% (United States Treasury COL), 5/15/2008	254,017
1,000,000		Luzerne County, PA, UT GO Bonds, 5.625% (FGIC INS)/(Original Issue Yield: 5.78%), 12/15/2021	1,015,560
700,000		Lycoming County PA Authority, Hospital Lease Revenue Bonds (Series B), 6.50% (Divine Providence Hospital, PA)/(Original Issue Yield: 6.70%), 7/1/2022	703,213
1,000,000		Lycoming County PA Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital, PA)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2022	1,011,160
1,000,000		McKean County, PA Hospital Authority, Hospital Revenue Bonds, 5.25% (Bradford Regional Medical Center)/(American Capital Access INS), 10/1/2030	1,066,120
1,000,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2002A), 5.50% (Pocono Medical Center)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.60%), 1/1/2022	1,065,380
2,360,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds, 5.125% (Pocono Medical Center)/(United States Treasury PRF 7/1/2008@100)/(Original Issue Yield: 5.40%), 7/1/2015	2,404,746
1,000,000		Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/(Original Issue Yield: 6.17%), 1/1/2043	1,082,710
1,500,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006), 5.00% (Arcadia University)/(Radian Asset Assurance INS), 4/1/2036	1,582,890
2,000,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006FF1), 5.00% (Dickinson College)/(CDC IXIS Financial Guaranty N.A. INS), 5/1/2031	2,134,800
1,250,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009@102)/(Original Issue Yield: 7.472%), 12/1/2024	1,376,362
1,000,000		Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035	1,062,110
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$2,500,000		Montgomery County, PA IDA, Retirement Communities Revenue Bonds (Series 2006A), 4.50% (ACTS Retirement Life Communities, Inc)/(Original Issue Yield: 4.58%), 11/15/2036	$2,431,925
1,000,000		Montgomery County, PA IDA, Revenue Bonds (Series 2006A), 5.00% (Foulkeways at Gwynedd), 12/1/2030	1,039,760
1,000,000		Mount Lebanon, PA Hospital Authority, Revenue Bonds (Series 2002A), 5.625% (St. Clair Memorial Hospital)/(Original Issue Yield: 5.75%), 7/1/2032	1,067,490
500,000		Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(United States Treasury PRF 12/1/2007@102)/(Original Issue Yield: 5.85%), 12/1/2017	517,135
2,300,000		Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(United States Treasury PRF 12/1/2007@102)/(Original Issue Yield: 5.90%), 12/1/2027	2,378,821
1,000,000		North Hills, PA School District, GO Bonds, (Series 2000), 5.50% (FGIC INS)/(Original Issue Yield: 5.576%), 7/15/2024	1,060,580
380,000		North Penn, PA School District, Refunding Revenue Bonds, 6.20% (Escrowed In U.S. Treasuries COL), 3/1/2007	380,076
150,000		North Penn, PA School District, UT GO Bonds, 4.50% (FSA INS)/(Original Issue Yield: 4.60%), 6/15/2010	153,138
1,000,000		Northumberland County PA IDA, Facilities Revenue Bonds (Series 2002B), 5.50% (NHS Youth Service, Inc.)/(American Capital Access INS)/(Original Issue Yield: 5.80%), 2/15/2033	1,075,300
3,000,000		Norwin, PA School District, UT GO Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.12%), 4/1/2024	3,200,610
1,000,000		Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (Escrowed In U.S. Treasuries COL)/(Original Issue Yield: 6.843%), 9/1/2016	1,162,740
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	1,045,040
1,700,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	1,700,204
2,000,000		Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	1,959,700
1,000,000		Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.)/(Radian Asset Assurance INS), 12/1/2030	1,063,970
1,000,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 4.70% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2014	1,021,000
1,000,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management, Inc.), 10/1/2027	1,051,320
1,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021	1,041,400
430,000		Pennsylvania HFA, SFM Revenue Bonds, (Series 62A), 5.50%, 10/1/2022	441,408
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$2,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2006-92A), 4.75%, 4/1/2031	$2,028,100
3,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2006-95A), 4.90%, 10/1/2037	3,066,570
2,590,000		Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125% (MBIA Insurance Corp. INS), 12/15/2019	2,816,159
2,000,000		Pennsylvania State Higher Education Facilities Authority, College and University Revenue Bonds, 5.625% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.78%), 3/15/2025	2,086,480
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	1,627,515
1,330,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003A), 5.25% (Clarion University Foundation, Inc.)/(XL Capital Assurance Inc. INS), 7/1/2018	1,433,434
1,490,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003AA1), 5.25% (Dickinson College)/(Radian Asset Assurance INS), 11/1/2018	1,591,961
1,350,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25% (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032	1,403,527
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006-FF2), 5.00% (Elizabethtown College)/(Radian Asset Assurance INS), 12/15/2027	1,056,260
1,160,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AA2), 5.25% (Lycoming College)/(Radian Asset Assurance INS), 11/1/2024	1,233,660
1,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series EE-1), 5.00% (York College of Pennsylvania)/(XL Capital Assurance Inc. INS), 11/1/2033	1,328,550
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Philadelphia University)/(Original Issue Yield: 5.22%), 6/1/2035	1,039,760
2,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Ursinus College)/(Radian Asset Assurance INS), 1/1/2036	2,634,975
750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener University), 7/15/2039	780,690
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Widener University)/(Original Issue Yield: 5.42%), 7/15/2024	1,060,490
3,150,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028	3,200,243
450,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Lycoming College)/(Radian Asset Assurance INS), 11/1/2027	481,918
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Ursinus College)/(Radian Asset Assurance INS), 1/1/2027	$1,325,187
2,495,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia University)/(Radian Asset Assurance INS), 6/1/2024	2,663,138
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	1,623,570
1,500,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds (Series 2003A), 5.00% (California University of Pennsylvania)/(American Capital Access INS)/(Original Issue Yield: 5.08%), 7/1/2023	1,570,230
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Indiana University of PA)/(XL Capital Assurance Inc. INS), 7/1/2039	2,159,760
1,500,000		Pennsylvania State Higher Education Facilities Authority, University Revenue Bonds (Series 1997), 5.45% (University of the Arts)/(Radian Asset Assurance INS 3/15/2007@100)/(Original Issue Yield: 5.58%), 3/15/2017	1,501,245
1,500,000		Pennsylvania State IDA, EDRBs (Series 2002), 5.50% (AMBAC INS), 7/1/2020	1,638,225
750,000		Pennsylvania State Public School Building Authority, Revenue Bonds, 5.00% (Career Institute of Technology)/(FGIC INS), 11/15/2028	799,860
1,000,000		Pennsylvania State Turnpike Commission, Revenue Refunding Bonds (Series S), 5.00% (FGIC INS), 6/1/2011	1,053,150
7,740,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2006A), 5.00% (AMBAC INS), 12/1/2026	8,352,157
1,500,000		Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029	1,603,140
1,000,000		Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2035	1,065,570
1,600,000		Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	1,677,296
2,120,000		Philadelphia, PA Authority for Industrial Development, Lease Revenue Bonds (Series 2001B), 5.50% (FSA INS), 10/1/2021	2,283,643
3,000,000		Philadelphia, PA Authority for IDRBs (Series 2001B), 5.25% (Philadelphia Corp. for Aging Project)/(AMBAC INS)/(Original Issue Yield: 5.43%), 7/1/2023	3,180,600
870,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Jeanes Hospital, PA)/(Escrowed In U.S. Treasuries COL)/(Original Issue Yield: 5.80%), 7/1/2008	893,551
1,020,000		Philadelphia, PA Redevelopment Authority, MFH Refunding Revenue Bonds (Series 1998), 5.45% (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023	1,035,076
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,250,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student Housing Complex)/(American Capital Access INS), 7/1/2019	$1,350,850
1,000,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.625% (Beech Student Housing Complex)/(American Capital Access INS), 7/1/2023	1,093,790
1,000,000		Philadelphia, PA School District, UT GO Bonds (Series 2002B), 5.625% (United States Treasury PRF 8/1/2012@100), 8/1/2022	1,095,350
4,100,000		Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2001A), 5.00% (FGIC INS)/(Original Issue Yield: 5.10%), 11/1/2031	4,295,488
500,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp. INS), 8/1/2011	551,370
500,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp. INS), 8/1/2012	561,610
9,500,000		Philadelphia, PA, Airport Revenue Bonds (Series 1997B), 5.50% (Philadelphia Airport System)/(AMBAC INS)/(Original Issue Yield: 5.65%), 6/15/2017	9,726,670
6,500,000		Philadelphia, PA, UT GO Bonds, 5.00% (CDC IXIS Financial Guaranty N.A. INS), 8/1/2026	6,958,575
50,000		Pittsburgh, PA Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds (Series 1999), 5.00% (AMBAC INS), 2/1/2010	51,870
2,880,000		Pittsburgh, PA Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (AMBAC INS)/(Original Issue Yield: 6.02%), 12/1/2020	3,086,870
765,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997A), 6.15%, 10/1/2016	771,885
355,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.35%, 10/1/2009	364,393
1,075,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90%, 10/1/2022	1,103,423
1,285,000		Pittsburgh, PA Urban Redevelopment Authority, MFH Revenue Bonds (Series 2006), 4.90% (West Park Court)/(GNMA COL), 11/20/2047	1,291,862
1,000,000		Pittsburgh, PA Urban Redevelopment Authority, Revenue Bonds (Series 2006C), 4.80%, 4/1/2028	1,017,570
1,885,000		Pittsburgh, PA Water & Sewer Authority, Water & Sewer System Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 9/1/2024	2,021,210
2,855,000		Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.852%), 9/1/2019	2,993,953
10,000,000	[2]	Pittsburgh, PA, UT GO Bonds (Series 2001A), 5.50%, 9/1/2015	10,797,000
1,500,000		Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.94%), 9/1/2024	1,573,005
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,000,000		Pittsburgh, PA, UT GO Bonds (Series A), 5.75% (United States Treasury PRF 9/1/2009@100), 9/1/2013	$1,048,670
2,950,000		Pottsville, PA Hospital Authority, Hospital Revenue Bonds, 5.625% (Pottsville Hospital and Warne Clinic)/(Original Issue Yield: 5.75%), 7/1/2024	2,960,886
530,000		Radnor Township, PA School District, UT GO Bonds, 4.80% (United States Treasury COL), 11/15/2009	545,863
2,165,000		Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.125%, 7/15/2027	2,323,803
2,040,000		Riverside, PA School District, UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.57%), 10/15/2020	2,167,867
310,000		Saucon Valley School District, PA, UT GO Bonds, 4.75% (United States Treasury PRF 4/15/2008@100)/(Original Issue Yield: 4.80%), 10/15/2010	313,801
1,000,000		Saxonburg, PA Area Authority, Sewer & Water Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 3/1/2030	1,067,220
1,500,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie Healthcare System, PA)/(Original Issue Yield: 5.90%), 12/1/2021	1,616,250
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie Healthcare System, PA)/(Original Issue Yield: 6.00%), 12/1/2031	1,084,200
1,000,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 7.35%), 9/1/2031	1,133,690
450,000		Shaler, PA School District Authority, GO UT Bonds, 6.25% (Escrowed In U.S. Treasuries COL), 4/15/2008	455,693
2,000,000		Somerset County, PA Hospital Authority, Hospital Refunding Revenue Bonds (Series 1997B), 5.375% (Somerset Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.68%), 3/1/2017	2,042,060
1,295,000		Southcentral PA, General Authority, Hospital Revenue Bonds, 5.00% (Hanover Hospital, Inc.)/(Radian Asset Assurance INS), 12/1/2029	1,367,261
540,000		Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated Group)/(Escrowed In U.S. Treasuries COL), 5/15/2026	582,617
2,460,000		Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated Group)/(United States Treasury PRF 5/15/2011@101), 5/15/2026	2,664,131
200,000		Southmoreland, PA School District, UT GO Bonds, 4.70% (AMBAC INS)/(Original Issue Yield: 4.80%), 10/1/2007	201,246
500,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (Catholic Health East)/(Original Issue Yield: 5.15%), 11/15/2021	523,075
1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.375% (Catholic Health East)/(Original Issue Yield: 5.42%), 11/15/2034	1,075,310
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.50% (Catholic Health East), 11/15/2024	$1,093,100
400,000		State Public School Building Authority, PA, Revenue Bonds, 4.90% (Garnet Valley School District Project)/(United States Treasury COL), 2/1/2010	413,852
2,000,000		State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(XL Capital Assurance Inc. INS), 3/15/2027	2,144,260
2,000,000		State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(XL Capital Assurance Inc. INS), 3/15/2029	2,137,680
1,000,000	[1]	Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	989,530
200,000		Titusville, PA Area School District, UT GO Bonds, 4.95% (United States Treasury COL), 7/1/2007	200,878
1,245,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2021	1,338,101
1,665,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2022	1,789,509
1,250,000		Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community Hospital)/(Radian Asset Assurance INS), 8/1/2024	1,337,050
550,000		Unity Township, PA Municipal Authority, Sewer Revenue Bonds, 5.00% (FSA INS), 12/1/2034	582,951
400,000		Washington County, PA Authority, Lease Revenue Bonds, 7.875% (Escrowed In U.S. Treasuries COL), 12/15/2018	548,252
745,000		Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	766,910
1,885,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.15% (Holy Spirit Hospital), 1/1/2020	2,021,870
1,000,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/(Original Issue Yield: 6.30%), 1/1/2032	1,073,060
920,000		West View, PA Municipal Authority, Special Obligation Bonds, 9.50% (Escrowed In U.S. Treasuries COL), 11/15/2014	1,134,526
1,000,000		Westmoreland County, PA IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone Presbyterian Seniorcare Obligated Group)/(Original Issue Yield: 8.25%), 11/15/2023	1,143,080
1,500,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2026	1,586,085
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$95,000		Westmoreland County, PA Municipal Authority, Special Obligation Bonds, 9.125% (Escrowed In U.S. Treasuries COL), 7/1/2010	$101,712
200,000		Wissahickon, PA School District, UT GO Bonds, 5.00% (United States Treasury PRF 11/15/2007@100)/(Original Issue Yield: 5.05%), 5/15/2010	201,916
1,000,000		York County, PA Solid Waste & Refuse Authority, Solid Waste System Refunding Revenue Bonds, 5.50% (FGIC INS), 12/1/2014	1,118,370
		TOTAL	327,676,864
		Puerto Rico--1.0%
1,000,000		Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States Treasury PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026	1,075,850
2,000,000	[2]	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds (Series 2006), 5.00%, 7/1/2046	2,108,080
		TOTAL	3,183,930
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $314,677,816)	330,860,794
		SHORT-TERM MUNICIPALS--0.5% [3]
		Pennsylvania--0.2%
700,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. and WestLB AG (GTD) LIQs), 3.640%, 3/1/2007	700,000
		Puerto Rico--0.3%
900,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.340%, 3/7/2007	900,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	1,600,000
		TOTAL INVESTMENTS--100.9% (IDENTIFIED COST $316,277,816) [4]	332,460,794
		OTHER ASSETS AND LIABILITIES - NET--(0.9)%	(3,045,433)
		TOTAL NET ASSETS--100%	$329,415,361

Securities that are subject to the federal alternative minimum tax (AMT) represents 12.6% of the Fund's portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $3,929,431, which represented 1.2% of total net assets.

2 Underlying security in inverse floater structure.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $309,634,654.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LT	--Limited Tax
MFH	--Multi-family Housing
PRF	--Pre-refunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $316,277,816)		$332,460,794
Cash		68,522
Income receivable		4,629,052
Receivable for investments sold		2,040,000
Receivable for shares sold		256,741
Other assets		19,097
TOTAL ASSETS		339,474,206
Liabilities:
Payable for investments purchased	$2,000,000
Payable for floating rate certificate securities (Note 2)	7,000,000
Payable for shares redeemed	432,179
Income distribution payable	491,518
Payable for transfer and dividend disbursing agent fees	37,437
Payable for distribution services fee (Note 5)	24,492
Payable for shareholder services fee (Note 5)	60,623
Accrued expenses	12,596
TOTAL LIABILITIES		10,058,845
Net assets for 28,181,100 shares outstanding		$329,415,361
Net Assets Consist of:
Paid-in capital		$321,951,848
Net unrealized appreciation of investments		16,182,978
Accumulated net realized loss on investments, swap contracts and futures contracts		(8,645,095)
Distributions in excess of net investment income		(74,370)
TOTAL NET ASSETS		$329,415,361
Net Asset Value, Offering Price and Redemption Proceeds per Share
Class A Shares:
Net asset value per share ($286,886,378 ÷ 24,542,393 shares outstanding), no par value, unlimited shares authorized		$11.69
Offering price per share (100/95.50 of $11.69) [1]		$12.24
Redemption proceeds per share		$11.69
Class B Shares:
Net asset value per share ($42,528,983 ÷ 3,638,707 shares outstanding), no par value, unlimited shares authorized		$11.69
Offering price per share		$11.69
Redemption proceeds per share (94.50/100 of $11.69) [1]		$11.05

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2007 (unaudited)

Investment Income:
Interest			$8,383,394
Expenses:
Investment adviser fee (Note 5)		$643,842
Administrative personnel and services fee (Note 5)		128,069
Custodian fees		7,361
Transfer and dividend disbursing agent fees and expenses		71,457
Directors'/Trustees' fees		2,134
Auditing fees		9,781
Legal fees		3,834
Portfolio accounting fees		57,155
Distribution services fee--Class B Shares (Note 5)		166,487
Shareholder services fee--Class A Shares (Note 5)		332,210
Shareholder services fee--Class B Shares (Note 5)		55,495
Share registration costs		16,040
Printing and postage		16,140
Interest and trust expenses (Note 2)		132,516
Insurance premiums		3,907
Miscellaneous		2,153
TOTAL EXPENSES		1,648,581
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(111,639)
Waiver of administrative personnel and services fee	(5,232)
Reimbursement of shareholder services fee - Class A Shares	(13,241)
TOTAL WAIVERS AND REIMBURSEMENT		(130,112)
Net expenses			1,518,469
Net investment income			6,864,925
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			424,493
Net change in unrealized appreciation of investments			1,067,646
Net realized and unrealized gain on investments			1,492,139
Change in net assets resulting from operations			$8,357,064

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2007	Year Ended 8/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,864,925	$11,897,531
Net realized gain (loss) on investments and futures contracts	424,493	(730,777)
Net change in unrealized appreciation/depreciation of investments	1,067,646	(2,730,894)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,357,064	8,435,860
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,914,918)	(10,109,449)
Class B Shares	(772,895)	(1,972,200)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,687,813)	(12,081,649)
Share Transactions:
Proceeds from sale of shares	22,040,436	42,911,853
Proceeds from shares issued in connection with the tax-free transfer of assets from the Sentinel Pennsylvania Tax-Free Fund	20,494,057	--
Proceeds from shares issued in connection with the tax-free transfer of assets from the Sky Trust Tax-Exempt Pennsylvania Fund	--	3,452,292
Proceeds from shares issued in connection with the tax-free transfer of assets from the Bryn Mawr Common Trust Fund	--	40,602,646
Net asset value of shares issued to shareholders in payment of distributions declared	3,747,121	7,289,775
Cost of shares redeemed	(29,282,400)	(48,639,332)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,999,214	45,617,234
Change in net assets	18,668,465	41,971,445
Net Assets:
Beginning of period	310,746,896	268,775,451
End of period (including distributions in excess of net investment income of $(74,370) and $(251,482), respectively)	$329,415,361	$310,746,896

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2007 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

On October 27, 2006, the Fund received assets from Sentinel Pennsylvania Tax-Free Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Sentinel Pennsylvania Tax-Free Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of The Fund Prior to Combination	Net Assets of Sentinel Pennsylvania Tax-Free Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,759,146	$20,494,057	$647,075	$311,714,810	$20,494,057	$332,208,867

1 Unrealized appreciation is included in the Sentinel Pennsylvania Tax-Free Fund Net Assets Received amount shown above.

On February 24, 2006, the Fund received assets from Sky Trust Tax-Exempt Pennsylvania Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Sky Trust Tax-Exempt Pennsylvania Fund Net Assets Received	Unrealized Appreciation [2]	Net Assets of The Fund Prior to Combination	Net Assets of Sky Trust Tax-Exempt Pennsylvania Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
296,334	$3,452,292	$70,860	$265,140,605	$3,452,292	$268,592,897

2 Unrealized appreciation is included in the Sky Trust Tax-Exempt Pennsylvania Fund Net Assets Received amount shown above.

On June 23, 2006, the Fund received assets from Bryan Mawr Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Bryn Mawr Common Trust Fund Net Assets Received	Unrealized Depreciation [3]	Net Assets of The Fund Prior to Combination	Net Assets of Bryn Mawr Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,536,816	$40,602,646	$619,921	$267,157,350	$40,602,646	$307,759,996

3 Unrealized depreciation is included in the Bryn Mawr Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities in the United States are generally intended to be indicative of the mean between such bid and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Structures

The Fund participates in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the "Statement of Assets and Liabilities". At February 28, 2007, Fund investments with a value of $15,204,520 are held by the trusts and serve as collateral for the $7,000,000 in floating rate notes outstanding at that date. The Fund recorded interest and trust expenses of $132,516 for these investments for the six months ended February 28, 2007.

While these inverse floater structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Futures Contracts

The Fund may periodically sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2007, the Fund had no net realized gains or losses on futures contracts.

At February 28, 2007, the Fund had no open futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	9/23/1999	$370,000
Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	9/23/1999	$984,950
Harrisburg, PA Authority, University Revenue Bonds (Series 2006A), 5.40% (Harrisburg University of Science & Technology), 9/1/2016	12/15/2006	$1,500,000
Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	4/14/1999	$962,854

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 2/28/2007		Year Ended 8/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,847,022	$21,572,706	3,527,081	$40,846,850
Shares issued in connection with the tax-free transfer of assets from Sentinel Pennsylvania Tax-Free Fund	1,759,146	20,494,057	--	--
Shares issued in connection with the tax-free transfer of assets from Sky Trust Tax-Exempt Pennsylvania Fund	--	--	296,334	3,452,292
Shared issued in connection with the tax-free transfer from Bryn Mawr Common Trust Fund	--	--	3,536,816	40,602,646
Shares issued to shareholders in payment of distributions declared	270,841	3,156,306	498,222	5,775,745
Shares redeemed	(1,997,568)	(23,310,974)	(2,889,086)	(33,542,555)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,879,441	$21,912,095	4,969,367	$57,134,978

	Six Months Ended 2/28/2007		Year Ended 8/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	39,911	$467,730	170,544	$2,065,003
Shares issued to shareholders in payment of distributions declared	50,703	590,815	130,528	1,514,030
Shares redeemed	(512,178)	(5,971,426)	(1,301,192)	(15,096,777)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(421,564)	$(4,912,881)	(1,000,120)	$(11,517,744)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,457,877	$16,999,214	3,969,247	$45,617,234

4. FEDERAL TAX INFORMATION

At February 28, 2007, the cost of investments for federal tax purposes was $309,634,654. The net unrealized appreciation of investments for federal tax purposes was $15,826,140. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,861,817 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,677.

At August 31, 2006, the Fund had a capital loss carryforward of $8,329,638 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,132,394
2009	$ 2,804,527
2010	$ 2,171,230
2012	$ 236,977
2013	$1,984,510

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, the Adviser voluntarily waived $111,639 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.40%
Class B Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2007, FSC did not retain any fees paid by the Fund. Class A Shares did not incur a distribution services fee for the six months ended February 28, 2007.

Sales Charges

For the six months ended February 28, 2007, FSC retained $30,984 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended February 28, 2007, FSSC voluntarily reimbursed $13,241 of shareholder services fees. For the six months ended February 28, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $41,580,000 and $37,890,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2007, were as follows:

Purchases	$25,496,229
Sales	$21,779,225

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2007, 44.0% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.6% of total investments.

8. LINE OF CREDIT

The Trust participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of February 28, 2007, there were no outstanding loans. During the six months ended February 28, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923708
Cusip 313923807

2032304 (4/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Vermont Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2007

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2007		2006 [1]	2005	2004 [2]	2003 [2]	2002 [2]
Net Asset Value, Beginning of Period	$9.85		$10.01	$10.15	$10.10	$10.27	$10.22
Income From Investment Operations:
Net investment income	0.18		0.35	0.33	0.32	0.34	0.38
Net realized and unrealized gain (loss) on investments and futures contracts	0.07		(0.16)	(0.10)	0.06	(0.17)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.25		0.19	0.23	0.38	0.17	0.43
Less Distributions:
Distribution from net investment income	(0.18)		(0.35)	(0.33)	(0.32)	(0.34)	(0.38)
Distributions from net realized gain on investments	(0.00	) [3]	--	(0.04)	(0.01)	--	--
TOTAL DISTRIBUTIONS	(0.18)		(0.35)	(0.37)	(0.33)	(0.34)	(0.38)
Net Asset Value, End of Period	$9.92		$9.85	$10.01	$10.15	$10.10	$10.27
Total Return [4]	2.58%		1.93%	2.26%	3.75%	1.74%	4.33%

Ratios to Average Net Assets:
Net expenses	0.86	% [5,6]	0.80%	0.80%	0.78%	0.84%	0.81%
Net investment income	3.59	% [5]	3.51%	3.26%	3.14%	3.30%	3.75%
Expense waiver/reimbursement [7]	0.98	% [5]	0.73%	0.58%	0.43%	0.26%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,412		$36,091	$57,272	$71,015	$80,497	$82,132
Portfolio turnover	42%		18%	33%	25%	20%	7%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another Independent Registered Public Accounting Firm.

2 Note that the Fund is the successor to the Banknorth Vermont Municipal Bond Fund (Former Fund). The Former Fund was reorganized into the Fund on August 27, 2004. The Fund had no investment operations prior to the date of the reorganization. The Former Fund was established on October 2, 2000. The Former Fund was the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Common Trust Fund), a common trust fund managed by the Former Fund's investment adviser, Banknorth Investment Advisors. The Common Trust Fund's portfolio of assets was transferred to the Former Fund on October 2, 2000 in exchange for the Former Fund's shares. Please see the Fund's prospectus, statement of additional information and annual report for further information regarding the reorganization, Former Fund and Common Trust Fund.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 Includes 0.06% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2006	Ending Account Value 2/28/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,025.80	$4.32
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.53	$4.31

1 Expenses are equal to the Fund's annualized net expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At February 28, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	53.6%
Education	27.7%
General Obligation--Local	3.7%
Transportation	3.4%
Senior Care	3.3%
Hospital	3.3%
Special Tax	2.1%
General Obligation--State	1.6%
Multi-Family Housing	1.1%
Lease	1.0%
Other Assets and Liabilities--Net [2]	(0.8)%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2007 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--99.5%
		Puerto Rico--14.0%
$1,500,000		Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2009	$1,563,375
1,000,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, (Series 2005K), 5.00%, 7/1/2025	1,058,640
470,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2026	496,875
200,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	210,976
1,000,000	[1]	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, (Series 2006), 5.00%, 7/1/2046	1,054,040
		TOTAL	4,383,906
		Vermont--85.2%
1,250,000		Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2023	1,321,487
490,000		Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2015	496,208
510,000		Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2016	515,156
300,000		Burlington, VT Waterworks System, Revenue Refunding Bonds, (Series A), 4.80% (FGIC INS)/(Original Issue Yield: 4.85%), 7/1/2008	301,176
295,000		Burlington, VT, COPs (Series 2005), 4.25% (Original Issue Yield: 4.32%), 5/1/2020	297,215
210,000		Burlington, VT, UT GO Bond, (Series A), 4.00% (Original Issue Yield: 4.13%), 11/1/2017	212,673
185,000		Burlington, VT, UT GO Bonds, (Series A), 3.75% (Original Issue Yield: 3.83%), 11/1/2014	185,868
190,000		Burlington, VT, UT GO Bonds, (Series A), 3.75% (Original Issue Yield: 3.93%), 11/1/2015	190,504
200,000		Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2016	203,068
220,000		Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.22%), 11/1/2018	222,127
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Vermont--continued
$125,000		Burlington, VT, UT GO Public Improvement Bonds, (Series A), 3.60% (Original Issue Yield: 3.72%), 11/1/2013	$124,627
100,000		Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.30% (AMBAC INS)/(Original Issue Yield: 3.32%), 1/1/2010	98,800
310,000		Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.40% (AMBAC INS)/(Original Issue Yield: 3.52%), 1/1/2011	306,469
205,000		Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.50% (AMBAC INS)/(Original Issue Yield: 3.62%), 1/1/2012	203,102
25,000		Norwich, VT School District, UT GO Bonds, 4.50% (AMBAC INS), 7/15/2009	25,451
515,000		St. Johnsbury, VT School District, UT GO Bonds, 4.65% (AMBAC INS), 9/1/2007	517,467
520,000		St. Johnsbury, VT School District, UT GO Bonds, 4.80% (AMBAC INS), 9/1/2008	528,315
340,000		Swanton Village, VT Electric System, Revenue Refunding Bonds, 5.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 12/1/2019	352,094
250,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (AMBAC INS), 10/1/2021	268,098
650,000		University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (AMBAC INS), 10/1/2023	694,356
1,000,000		Vermont EDA, Mortgage Revenue Bonds, (Series 2006A), 5.375% (Wake Robin Corp.), 5/1/2036	1,025,030
1,000,000		Vermont Educational and Health Buildings Financing Agency, Hospital Revenue Bonds, (Series 2007A), 4.75% (Fletcher Allen Health Care)/(Original Issue Yield: 5.10%), 12/1/2036	1,011,620
1,000,000		Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds, (Series 2004A), 5.00% (Fletcher Allen Health Care)/(FGIC INS), 12/1/2023	1,066,080
50,000		Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds, 5.00% (St. Michael's College)/(AMBAC INS)/(Original Issue Yield: 5.05%), 10/1/2023	51,769
3,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 3.58% TOBs (Middlebury College), Mandatory Tender 11/1/2007	2,986
500,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series 2002A), 5.00% (Middlebury College)/(Original Issue Yield: 5.20%), 11/1/2032	524,615
225,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series 2004A), 4.25% (Landmark College, Inc.)/(Radian Asset Assurance INS)/(Original Issue Yield: 4.32%), 7/1/2015	228,395
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Vermont--continued
$1,300,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds,(Series 2006A), 4.75% (Vermont Developmental & Mental Health Services Acquisition Pool)/(Radian Asset Assurance INS), 8/15/2036	$1,327,222
600,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series 2006A), 5.00% (Middlebury College), 10/31/2046	636,630
50,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.25% (St. Michael's College)/(Original Issue Yield: 3.33%), 10/1/2009	49,125
100,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.60% (St. Michael's College)/(Original Issue Yield: 3.68%), 10/1/2010	99,272
140,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.875% (St. Michael's College)/(Original Issue Yield: 3.93%), 10/1/2011	140,406
195,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.00% (St. Michael's College)/(Original Issue Yield: 4.10%), 10/1/2012	196,698
125,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.125% (St. Michael's College)/(Original Issue Yield: 4.23%), 10/1/2013	126,981
385,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.25% (St. Michael's College)/(Original Issue Yield: 4.35%), 10/1/2014	393,316
370,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.375% (St. Michael's College)/(Original Issue Yield: 4.45%), 10/1/2015	379,576
65,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30% (Fletcher Allen Health Care)/(AMBAC INS)/(Original Issue Yield: 5.32%), 12/1/2008	66,762
55,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30% (Fletcher Allen Health Care)/(AMBAC INS)/(Original Issue Yield: 5.38%), 12/1/2009	57,284
4,070,000	[2]	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series1999 A), 3.57% (Marlboro College), 4/1/2019	3,843,627
200,000		Vermont Educational and Health Buildings Financing Agency, Revenue Refunding Bonds, (Series 1996), 4.625% (Central Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original Issue Yield: 4.75%), 11/15/2007	201,380
90,000		Vermont HFA, Revenue Bonds, (Series 11A), 5.05% (Vermont HFA SFM)/(FSA INS), 11/1/2008	90,084
100,000		Vermont HFA, Revenue Bonds, (Series 11A), 5.15% (Vermont HFA SFM)/(FSA INS), 11/1/2009	100,110
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Vermont--continued
$60,000		Vermont HFA, Revenue Bonds, (Series 12B), 5.50% (Vermont HFA SFM)/(FSA INS), 11/1/2008	$60,113
75,000		Vermont HFA, Revenue Bonds, (Series 12B), 5.60% (Vermont HFA SFM)/(FSA INS), 11/1/2009	75,154
80,000		Vermont HFA, Revenue Bonds, (Series 9), 4.55% (Vermont HFA SFM)/(MBIA Insurance Corp. INS), 5/1/2008	80,542
205,000		Vermont HFA, Revenue Bonds, (Series A), 4.45% (Vermont HFA MFH)/(HUD Section 8 INS), 2/15/2008	205,525
130,000		Vermont HFA, Revenue Bonds, (Series A), 4.55% (Vermont HFA MFH)/(HUD Section 8 INS), 2/15/2009	130,708
500,000		Vermont HFA, SFH Bonds, (Series 24A), 4.85% (Vermont HFA SFM)/(FSA INS), 11/1/2036	508,610
600,000		Vermont HFA, SFH Bonds, (Series 26), 4.70% (Vermont HFA SFM)/(FSA INS), 11/1/2031	605,754
1,000,000	[3]	Vermont HFA, SFH Revenue Bonds, (Series 25A), 5.10% (Vermont HFA SFM)/(FSA INS), 11/1/2031	1,046,290
860,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.60% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.65%), 12/1/2007	866,330
100,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.80% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.95%), 12/1/2008	101,833
340,000		Vermont Municipal Bond Bank, Revenue Bonds, (Series a), 4.80% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.85%), 12/1/2009	350,513
665,000		Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series 2), 4.40% (FSA INS)/(Original Issue Yield: 4.45%), 12/1/2007	668,910
840,000		Vermont Public Power Supply Authority, Revenue Refunding Bonds, (Series E), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	885,108
500,000		Vermont Public Power Supply Authority, Revenue Refunding Bonds, (Series E), 5.25% (MBIA Insurance Corp. INS), 7/1/2015	554,405
665,000		Vermont State Student Assistance Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.03%), 3/1/2026	688,348
745,000		Vermont State Student Assistance Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.08%), 3/1/2034	768,773
500,000		Vermont State, UT GO Bonds, 4.00%, 3/1/2022	500,680
		TOTAL	26,780,825
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virgin Islands--0.3%
$100,000		Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds, (Series 2004A), 5.25% (Virgin Islands Matching Fund), 10/1/2024	$107,434
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $30,899,922)	31,272,165
		SHORT-TERM MUNICIPALS--1.3% [4]
		Puerto Rico--1.3%
400,000		Puerto Rico (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.340%, 3/7/2007 (AT AMORTIZED COST)	400,000
		TOTAL MUNICIPAL INVESTMENTS--100.8% (IDENTIFIED COST $31,299,922) [5]	31,672,165
		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(259,924)
		TOTAL NET ASSETS--100%	$31,412,241

Securities that are subject to the federal alternative minimum tax (AMT) represent 9.3% of the Fund's portfolio as calculated based upon total market value.

1 Underlying security in inverse floater structure.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, this restricted security amounted to $3,843,627, which represented 12.2% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4 Current rate and next reset date shown for Variable Rate Demand Notes.

5 The cost of investments for Federal tax purposes amounts to $30,800,666.

At February 28, 2007, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[6] U.S. Treasury Notes 10 Year Futures	(10)	$(1,085,938)	June 2007	$(5,668)

6 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COPs	--Certificates of Participation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GDB	--Government Development Bank
GO	--General Obligation
HFA	--Housing Finance Authority
HUD	--Housing and Urban Development
INS	--Insured
LIQ	--Liquidity Agreement
MFH	-- Multifamily Housing
SFH	--Single Family Housing
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $31,299,922)		$31,672,165
Cash		1,727
Income receivable		346,262
Receivable for daily variation margin		2,500
TOTAL ASSETS		32,022,654
Liabilities:
Payable for floating rate certificate securities (Note 2)	$500,000
Payable for shares redeemed	454
Income distribution payable	94,962
Payable for transfer and dividend disbursing agent fees and expenses	5,061
Payable for shareholder services fee (Note 5)	6,201
Accrued expenses	3,735
TOTAL LIABILITIES		610,413
Net assets for 3,165,549 shares outstanding		$31,412,241
Net Assets Consist of:
Paid-in capital		$31,116,727
Net unrealized appreciation of investments and futures contracts		366,575
Accumulated net realized loss on investments and futures contracts		(71,039)
Distributions in excess of net investment income		(22)
TOTAL NET ASSETS		$31,412,241
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($31,412,241 ÷ 3,165,549 shares outstanding) no par value, unlimited shares authorized		$9.92
Offering price per share (100/95.50 of $9.92) [1]		$10.39
Redemption proceeds per share		$9.92

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2007 (unaudited)

Investment Income:
Interest			$728,574
Expenses:
Investment adviser fee (Note 5)		$65,559
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		1,241
Transfer and dividend disbursing agent fees and expenses		9,611
Directors'/Trustees' fees		998
Auditing fees		9,781
Legal fees		4,467
Portfolio accounting fees		26,027
Distribution services fee (Note 5)		40,974
Shareholder services fee (Note 5)		40,725
Share registration costs		7,802
Printing and postage		6,476
Interest and trust expenses (Note 2)		8,417
Insurance premiums		3,314
Miscellaneous		547
TOTAL EXPENSES		300,323
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(65,559)
Waiver of administrative personnel and services fee	(12,233)
Waiver of distribution services fee	(40,974)
Reimbursement of other operating expenses	(41,218)
TOTAL WAIVERS AND REIMBURSEMENT		(159,984)
Net expenses			140,339
Net investment income			588,235
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			80,125
Net realized gain on futures contracts			11,166
Net change in unrealized appreciation of investments			171,722
Net change in unrealized depreciation of futures contracts			(5,668)
Net realized and unrealized gain on investments and futures contracts			257,345
Change in net assets resulting from operations			$845,580

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2007	Year Ended 8/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$588,235	$1,592,456
Net realized gain (loss) on investments and futures contracts	91,291	(72,515)
Net change in unrealized appreciation/depreciation of investments and futures contracts	166,054	(952,525)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	845,580	567,416
Distributions to Shareholders:
Distributions from net investment income	(588,251)	(1,592,037)
Distributions from net realized gain on investments	(18,850)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(607,101)	(1,592,037)
Share Transactions:
Proceeds from sale of shares	967,041	4,357,323
Net asset value of shares issued to shareholders in payment of distributions declared	10,215	22,250
Cost of shares redeemed	(5,894,924)	(24,535,501)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,917,668)	(20,155,928)
Change in net assets	(4,679,189)	(21,180,549)
Net Assets:
Beginning of period	36,091,430	57,271,979
End of period (including distributions in excess of net investment income of $(22) and $(6), respectively)	$31,412,241	$36,091,430

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2007 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Vermont Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers one class of shares, Class A Shares. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of Vermont and Vermont municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost and;
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Structures

The Fund participates in Secondary Inverse Floater Structures in which fixed-rate tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the "Statement of Assets and Liabilities". At February 28, 2007, Fund investments with a value of $1,054,040 are held by the trust and serve as collateral for the $500,000 in floating rate certificate securities outstanding at that date. The Fund recorded interest and trust expenses of $8,417 for these investments for the six months ended February 28, 2007.

While these inverse floater structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Futures Contracts

The Fund may periodically purchase or sell financial futures contracts to manage duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2007, the Fund had net realized gains on futures contracts of $11,166.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series 1999 A), 3.57% (Marlboro College), 4/1/2019	3/22/1999	$4,070,081

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 2/28/2007	Year Ended 8/31/2006
Shares sold	97,757	442,728
Shares issued to shareholders in payment of distributions declared	1,032	2,266
Shares redeemed	(596,278)	(2,502,946)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(497,489)	(2,057,952)

4. FEDERAL TAX INFORMATION

At February 28, 2007, the cost of investments for federal tax purposes was $30,800,666. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $371,499. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $612,671 and net unrealized depreciation from investments for those securities having an excess of cost over value of $241,172.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended February 28, 2007, the Adviser voluntarily waived $65,559 of its fee and voluntarily reimbursed $41,218 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, the net fee paid to FAS was 0.379% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, FSC voluntarily waived $40,974 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2007, FSC did not retain any fees paid by the Fund.

Sales Charges

For the six months ended February 28, 2007, FSC retained $296 in sales charges from the sale of the Fund's Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended February 28, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended February 28, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,200,000 and $4,900,000 respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2007, were as follows:

Purchases	$13,499,876
Sales	$16,993,071

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2007, 54.3% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 20.8% of total investments.

8. LINE OF CREDIT

The Trust participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of February 28, 2007, there were no outstanding loans. During the six months ended February 28, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED VERMONT MUNICIPAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923872

32272 (4/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MUNICIPAL SECURITIES INCOME TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007